AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Long-Term Investments — 84.9%
Affiliated Mutual Funds — 24.5%
Domestic Equity — 14.6%
AST ClearBridge Dividend Growth Portfolio*	1,252,005	$41,441,356
AST Large-Cap Growth Portfolio*	12,619,287	1,041,974,526
AST Large-Cap Value Portfolio*	8,391,006	432,304,647
AST Small-Cap Growth Portfolio*	2,380,360	183,835,220
AST Small-Cap Value Portfolio*	4,734,650	186,734,586
		1,886,290,335
Fixed Income — 9.7%
AST High Yield Portfolio*	4,182,764	51,489,822
AST PGIM Fixed Income Central Portfolio*	112,974,127	1,209,952,900
		1,261,442,722
International Equity — 0.2%
AST Emerging Markets Equity Portfolio*	2,083,640	19,544,546

Total Affiliated Mutual Funds (cost $2,735,742,643)(wa)		3,167,277,603
Common Stocks — 49.8%
Aerospace & Defense — 1.0%
Airbus SE (France)	38,599	7,111,048
Airbus SE (France), ADR	18,402	849,436
Axon Enterprise, Inc.*	1,706	533,773
BAE Systems PLC (United Kingdom)	282,532	4,815,879
Boeing Co. (The)*	72,189	13,931,755
Curtiss-Wright Corp.	32,400	8,292,456
Dassault Aviation SA (France)	1,774	390,582
General Dynamics Corp.	28,894	8,162,266
Howmet Aerospace, Inc.	190,239	13,018,055
Huntington Ingalls Industries, Inc.	918	267,569
Kongsberg Gruppen ASA (Norway)	33,854	2,337,548
L3Harris Technologies, Inc.	25,956	5,531,224
Lockheed Martin Corp.	5,302	2,411,721
Melrose Industries PLC (United Kingdom)	137,999	1,171,736
MTU Aero Engines AG (Germany)	9,621	2,440,138
Northrop Grumman Corp.	46,369	22,194,986
Rheinmetall AG (Germany)	5,654	3,179,930
Rolls-Royce Holdings PLC (United Kingdom)*	1,420,761	7,644,215
RTX Corp.	92,531	9,024,548
Saab AB (Sweden) (Class B Stock)	16,588	1,475,551
Safran SA (France)	48,383	10,957,381
Singapore Technologies Engineering Ltd. (Singapore)	199,200	593,078
Textron, Inc.	4,951	474,949
Thales SA (France)	8,753	1,492,215
TransDigm Group, Inc.	1,339	1,649,112
Woodward, Inc.	5,400	832,248
		130,783,399
Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.(a)	2,840	216,238
Deutsche Post AG (Germany)	50,808	2,189,692
	Shares	Value

Common Stocks (continued)
Air Freight & Logistics (cont’d.)
Expeditors International of Washington, Inc.(a)	3,578	$434,977
FedEx Corp.	49,990	14,484,103
Nippon Express Holdings, Inc. (Japan)	11,200	571,706
Sankyu, Inc. (Japan)	26,300	905,192
United Parcel Service, Inc. (Class B Stock)(a)	52,701	7,832,950
Yamato Holdings Co. Ltd. (Japan)	24,800	356,935
		26,991,793
Automobile Components — 0.1%
Aptiv PLC*	65,522	5,218,827
BorgWarner, Inc.(a)	5,765	200,276
Cie Generale des Etablissements Michelin SCA (France)	161,755	6,198,997
Denso Corp. (Japan)	174,200	3,336,222
Koito Manufacturing Co. Ltd. (Japan)	86,400	1,164,641
Sumitomo Electric Industries Ltd. (Japan)	96,000	1,487,552
		17,606,515
Automobiles — 0.9%
Bayerische Motoren Werke AG (Germany)	35,164	4,057,182
BYD Co. Ltd. (China) (Class H Stock)	90,582	2,319,357
Ferrari NV (Italy)	24,857	10,838,534
Ford Motor Co.	937,573	12,450,969
General Motors Co.	160,597	7,283,074
Honda Motor Co. Ltd. (Japan)	168,100	2,080,018
Kia Corp. (South Korea)	6,324	525,583
Mahindra & Mahindra Ltd. (India)	111,653	2,579,336
Mazda Motor Corp. (Japan)	108,100	1,252,836
Mercedes-Benz Group AG (Germany)	56,933	4,533,970
Nissan Motor Co. Ltd. (Japan)	169,000	669,659
Stellantis NV	248,253	7,052,631
Subaru Corp. (Japan)	150,900	3,417,561
Tesla, Inc.*	198,796	34,946,349
Toyota Motor Corp. (Japan)	638,500	16,138,069
Volkswagen AG (Germany)	2,405	367,383
Volvo Car AB (Sweden) (Class B Stock)*	315,419	1,194,172
		111,706,683
Banks — 2.8%
ABN AMRO Bank NV (Netherlands), 144A, CVA	245,735	4,205,079
AIB Group PLC (Ireland)	86,076	436,960
ANZ Group Holdings Ltd. (Australia)	200,952	3,851,469
Banca Monte dei Paschi di Siena SpA (Italy)*	108,699	492,983
Banco Bilbao Vizcaya Argentaria SA (Spain)(a)	581,920	6,929,794
Banco BPM SpA (Italy)	39,030	259,677
Banco Santander SA (Spain)	1,322,800	6,461,126
Bangkok Bank PCL (Thailand)	205,200	782,343
Bank Central Asia Tbk PT (Indonesia)	5,051,302	3,212,314
A1

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Banks (cont’d.)
Bank Mandiri Persero Tbk PT (Indonesia)	3,458,661	$1,573,667
Bank of America Corp.	996,650	37,792,968
Bank of China Ltd. (China) (Class H Stock)	1,236,000	506,773
Bank of Ireland Group PLC (Ireland)	66,614	679,801
Barclays PLC (United Kingdom)	1,292,488	2,995,532
BNP Paribas SA (France)	73,833	5,256,533
BOC Hong Kong Holdings Ltd. (China)	746,000	2,000,242
CaixaBank SA (Spain)(a)	350,468	1,700,674
China Construction Bank Corp. (China) (Class H Stock)	2,407,000	1,452,560
Citigroup, Inc.	161,425	10,208,517
Citizens Financial Group, Inc.	219,625	7,970,191
Comerica, Inc.	3,245	178,443
Commerzbank AG (Germany)	19,559	268,823
Commonwealth Bank of Australia (Australia)	99,102	7,773,508
Credicorp Ltd. (Peru)	8,256	1,398,814
Credit Agricole SA (France)	156,270	2,331,225
Danske Bank A/S (Denmark)	126,934	3,810,104
DBS Group Holdings Ltd. (Singapore)	184,800	4,931,909
DNB Bank ASA (Norway)	35,166	699,014
East West Bancorp, Inc.	28,184	2,229,636
Emirates NBD Bank PJSC (United Arab Emirates)	104,319	491,553
Erste Group Bank AG (Austria)	84,359	3,759,688
Fifth Third Bancorp	17,129	637,370
Hana Financial Group, Inc. (South Korea)	10,151	444,389
Hang Seng Bank Ltd. (Hong Kong)	27,300	299,255
HSBC Holdings PLC (United Kingdom)	1,141,806	8,925,298
Huntington Bancshares, Inc.	35,548	495,895
IndusInd Bank Ltd. (India)	26,385	493,282
ING Groep NV (Netherlands)	181,353	2,985,667
Intesa Sanpaolo SpA (Italy)	1,688,352	6,129,625
JPMorgan Chase & Co.	297,701	59,629,510
KB Financial Group, Inc. (South Korea)	24,847	1,298,443
KeyCorp	22,987	363,424
Lloyds Banking Group PLC (United Kingdom)	2,643,573	1,728,889
M&T Bank Corp.	4,217	613,320
Mitsubishi UFJ Financial Group, Inc. (Japan)	859,600	8,745,658
Mizuho Financial Group, Inc. (Japan)	59,000	1,166,743
National Australia Bank Ltd. (Australia)	287,719	6,514,559
National Bank of Greece SA (Greece)*	105,294	823,634
NatWest Group PLC (United Kingdom)	440,299	1,474,712
Nedbank Group Ltd. (South Africa)(a)	62,038	748,463
Nordea Bank Abp (Finland)	324,890	3,672,781
NU Holdings Ltd. (Brazil) (Class A Stock)*	779,846	9,303,563
OTP Bank Nyrt (Hungary)	9,314	428,749
Oversea-Chinese Banking Corp. Ltd. (Singapore)	365,400	3,651,029
Pinnacle Financial Partners, Inc.(a)	10,735	921,922
	Shares	Value

Common Stocks (continued)
Banks (cont’d.)
PNC Financial Services Group, Inc. (The)	88,464	$14,295,782
Popular, Inc. (Puerto Rico)	44,400	3,911,196
Regions Financial Corp.	23,049	484,951
Sberbank of Russia PJSC (Russia)^	306,596	—
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	162,813	2,205,716
Sumitomo Mitsui Financial Group, Inc. (Japan)	40,800	2,385,686
Svenska Handelsbanken AB (Sweden) (Class A Stock)	143,392	1,449,691
Swedbank AB (Sweden) (Class A Stock)(a)	97,612	1,937,378
Truist Financial Corp.	408,124	15,908,674
U.S. Bancorp	270,479	12,090,411
UniCredit SpA (Italy)	234,225	8,895,702
United Overseas Bank Ltd. (Singapore)	104,500	2,271,834
Wells Fargo & Co.	682,282	39,545,065
Westpac Banking Corp. (Australia)	270,131	4,594,433
		358,114,619
Beverages — 0.6%
Ambev SA (Brazil)	270,600	675,502
Anheuser-Busch InBev SA/NV (Belgium)	26,219	1,596,056
Asahi Group Holdings Ltd. (Japan)	37,200	1,365,979
Brown-Forman Corp. (Class B Stock)	4,434	228,883
Carlsberg A/S (Denmark) (Class B Stock)	12,153	1,664,295
Coca-Cola Co. (The)	475,768	29,107,486
Coca-Cola Europacific Partners PLC (United Kingdom)	16,400	1,147,180
Coca-Cola HBC AG (Italy)*	54,346	1,717,349
Constellation Brands, Inc. (Class A Stock)	3,859	1,048,722
Diageo PLC (United Kingdom)	113,950	4,216,403
Keurig Dr. Pepper, Inc.	301,261	9,239,675
Kirin Holdings Co. Ltd. (Japan)	115,400	1,604,788
Molson Coors Beverage Co. (Class B Stock)	4,562	306,794
Monster Beverage Corp.*	18,201	1,078,955
PepsiCo, Inc.	96,982	16,972,820
Pernod Ricard SA (France)	3,425	554,453
Varun Beverages Ltd. (India)	84,962	1,427,917
		73,953,257
Biotechnology — 0.9%
AbbVie, Inc.	285,407	51,972,615
Amgen, Inc.	53,825	15,303,524
Biogen, Inc.*	10,847	2,338,939
BioMarin Pharmaceutical, Inc.*	10,000	873,400
CSL Ltd.	32,093	6,021,530
Genmab A/S (Denmark)*	1,641	492,019
Gilead Sciences, Inc.	30,205	2,212,516
Incyte Corp.*	109,125	6,216,851
Moderna, Inc.*(a)	8,083	861,324
Neurocrine Biosciences, Inc.*	20,200	2,785,984

A2

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Biotechnology (cont’d.)
Regeneron Pharmaceuticals, Inc.*	10,434	$10,042,621
Swedish Orphan Biovitrum AB (Sweden)*	20,592	513,978
United Therapeutics Corp.*	34,800	7,994,256
Vertex Pharmaceuticals, Inc.*	19,571	8,180,874
		115,810,431
Broadline Retail — 1.5%
Alibaba Group Holding Ltd. (China)	173,100	1,565,315
Amazon.com, Inc.*	940,153	169,584,798
B&M European Value Retail SA (United Kingdom)	195,843	1,350,110
Dollarama, Inc. (Canada)	21,684	1,651,893
eBay, Inc.	30,589	1,614,487
Etsy, Inc.*	3,020	207,534
MercadoLibre, Inc. (Brazil)*	4,313	6,521,083
Next PLC (United Kingdom)	39,461	4,599,751
Pan Pacific International Holdings Corp. (Japan)	19,000	503,533
PDD Holdings, Inc. (China), ADR*	23,019	2,675,959
Prosus NV (China)*	120,896	3,784,093
Rakuten Group, Inc. (Japan)*	156,300	887,176
Wesfarmers Ltd. (Australia)	81,670	3,640,429
		198,586,161
Building Products — 0.4%
A.O. Smith Corp.	3,031	271,153
AGC, Inc. (Japan)	31,200	1,132,009
Allegion PLC	2,037	274,404
Armstrong World Industries, Inc.	18,000	2,235,960
Assa Abloy AB (Sweden) (Class B Stock)	62,678	1,798,752
AZEK Co., Inc. (The)*	214,404	10,767,369
Builders FirstSource, Inc.*	2,874	599,373
Carrier Global Corp.	95,855	5,572,051
Cie de Saint-Gobain SA (France)	79,971	6,206,852
Daikin Industries Ltd. (Japan)	3,400	464,239
Johnson Controls International PLC	48,431	3,163,513
Kingspan Group PLC (Ireland)	6,475	589,720
Masco Corp.	27,230	2,147,902
Owens Corning	53,200	8,873,760
ROCKWOOL A/S (Denmark) (Class B Stock)	2,480	815,983
Trane Technologies PLC	20,565	6,173,613
		51,086,653
Capital Markets — 1.5%
3i Group PLC (United Kingdom)	161,891	5,740,236
Ameriprise Financial, Inc.	15,977	7,004,956
Amundi SA (France), 144A	19,395	1,332,181
Ares Management Corp. (Class A Stock)	5,800	771,284
Bank of New York Mellon Corp. (The)	188,370	10,853,879
BlackRock, Inc.(a)	28,157	23,474,491
Blackstone, Inc.	34,722	4,561,429
Brookfield Corp. (Canada)	45,676	1,911,274
Cboe Global Markets, Inc.	2,443	448,852
	Shares	Value

Common Stocks (continued)
Capital Markets (cont’d.)
Charles Schwab Corp. (The)	116,942	$8,459,584
CME Group, Inc.	24,882	5,356,846
Deutsche Bank AG (Germany)	254,327	4,005,716
Deutsche Boerse AG (Germany)	14,256	2,919,486
Evercore, Inc. (Class A Stock)	9,100	1,752,569
FactSet Research Systems, Inc.(a)	817	371,237
Franklin Resources, Inc.(a)	6,951	195,393
Goldman Sachs Group, Inc. (The)	53,664	22,414,916
Hargreaves Lansdown PLC (United Kingdom)	57,373	532,482
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	67,609	1,970,009
Houlihan Lokey, Inc.	7,112	911,687
IG Group Holdings PLC (United Kingdom)	119,708	1,104,509
Intercontinental Exchange, Inc.	64,562	8,872,756
Invesco Ltd.	11,272	187,002
Janus Henderson Group PLC	98,800	3,249,532
Japan Exchange Group, Inc. (Japan)	12,800	346,694
Julius Baer Group Ltd. (Switzerland)	12,458	722,544
London Stock Exchange Group PLC (United Kingdom)	5,075	607,245
Macquarie Group Ltd. (Australia)	24,978	3,249,078
MarketAxess Holdings, Inc.	898	196,886
Moody’s Corp.(a)	6,259	2,459,975
Morgan Stanley	156,185	14,706,380
MSCI, Inc.	18,340	10,278,653
Nasdaq, Inc.	9,247	583,486
Northern Trust Corp.	5,054	449,402
Partners Group Holding AG (Switzerland)	354	505,684
Raymond James Financial, Inc.	34,159	4,386,699
S&P Global, Inc.	43,114	18,342,851
St. James’s Place PLC (United Kingdom)	186,577	1,094,586
State Street Corp.	7,446	575,725
T. Rowe Price Group, Inc.	45,547	5,553,090
UBS Group AG (Switzerland)	310,730	9,567,666
Virtu Financial, Inc. (Class A Stock)	193,000	3,960,360
XP, Inc. (Brazil) (Class A Stock)	72,935	1,871,512
		197,860,822
Chemicals — 0.8%
Air Liquide SA (France)	25,262	5,255,726
Air Products & Chemicals, Inc.	27,496	6,661,456
Akzo Nobel NV (Netherlands)	21,656	1,618,083
Albemarle Corp.(a)	2,726	359,123
BASF SE (Germany)	9,100	520,010
Celanese Corp.(a)	2,410	414,183
CF Industries Holdings, Inc.	4,832	402,071
Corteva, Inc.	17,375	1,002,016
Dow, Inc.	76,247	4,416,989
DuPont de Nemours, Inc.(a)	31,566	2,420,165
Eastman Chemical Co.	3,017	302,364
Ecolab, Inc.	20,446	4,720,981
FMC Corp.(a)	3,013	191,928
Givaudan SA (Switzerland)	336	1,495,785

A3

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Chemicals (cont’d.)
ICL Group Ltd. (Israel)	71,930	$381,217
International Flavors & Fragrances, Inc.	6,228	535,546
Linde PLC	49,267	22,875,653
LyondellBasell Industries NV (Class A Stock)	13,840	1,415,555
Mitsubishi Chemical Group Corp. (Japan)	102,300	623,444
Mosaic Co. (The)	8,159	264,841
Nippon Sanso Holdings Corp. (Japan)	31,500	988,335
Nitto Denko Corp. (Japan)	31,200	2,852,989
Nutrien Ltd. (Canada)	20,490	1,113,181
Orica Ltd. (Australia)	83,746	996,105
PPG Industries, Inc.	130,586	18,921,911
Sherwin-Williams Co. (The)	33,742	11,719,609
Shin-Etsu Chemical Co. Ltd. (Japan)	82,800	3,631,769
Sika AG (Switzerland)	2,125	632,295
Solvay SA (Belgium)	8,317	226,985
Syensqo SA (Belgium)*	8,843	837,923
Yara International ASA (Brazil)	31,875	1,010,728
		98,808,966
Commercial Services & Supplies — 0.2%
Brambles Ltd. (Australia)	457,155	4,811,148
Cintas Corp.	3,420	2,349,643
Copart, Inc.*	21,319	1,234,796
Dai Nippon Printing Co. Ltd. (Japan)	7,700	235,818
Pluxee NV (Netherlands)*	19,394	573,296
Republic Services, Inc.	22,342	4,277,153
Rollins, Inc.(a)	6,898	319,170
Serco Group PLC (United Kingdom)	374,281	896,135
Veralto Corp.	5,337	473,178
Vestis Corp.	44,600	859,442
Waste Management, Inc.	56,383	12,018,036
		28,047,815
Communications Equipment — 0.3%
Arista Networks, Inc.*	42,617	12,358,078
Cisco Systems, Inc.	393,875	19,658,301
F5, Inc.*	1,416	268,460
Juniper Networks, Inc.	7,899	292,737
Motorola Solutions, Inc.	4,033	1,431,634
Nokia OYJ (Finland)	572,078	2,029,788
		36,038,998
Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	35,131	1,471,231
Eiffage SA (France)	29,651	3,365,158
Ferrovial SE	15,728	622,701
Quanta Services, Inc.	8,090	2,101,782
Skanska AB (Sweden) (Class B Stock)	36,656	652,790
Taisei Corp. (Japan)	13,100	477,483
Vinci SA (France)	54,586	7,004,948
		15,696,093
	Shares	Value

Common Stocks (continued)
Construction Materials — 0.3%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	165,000	$342,154
Cemex SAB de CV (Mexico), UTS*	722,827	651,522
CRH PLC	59,656	5,148,910
Heidelberg Materials AG (Germany)	38,768	4,267,635
Holcim AG*	58,432	5,293,751
James Hardie Industries PLC, CDI*	151,796	6,101,200
Martin Marietta Materials, Inc.(a)	4,887	3,000,325
Vulcan Materials Co.	59,028	16,109,922
		40,915,419
Consumer Finance — 0.2%
Ally Financial, Inc.	153,625	6,235,639
American Express Co.	68,573	15,613,386
Capital One Financial Corp.	15,455	2,301,095
Discover Financial Services	6,106	800,435
Synchrony Financial	114,438	4,934,567
		29,885,122
Consumer Staples Distribution & Retail — 0.8%
Carrefour SA (France)	114,779	1,968,957
Coles Group Ltd. (Australia)	157,102	1,734,284
Costco Wholesale Corp.	29,756	21,800,138
Dino Polska SA (Poland), 144A*	8,216	797,053
Dollar General Corp.	5,355	835,701
Dollar Tree, Inc.*	15,452	2,057,434
J Sainsbury PLC (United Kingdom)	97,409	332,597
Kesko OYJ (Finland) (Class B Stock)	13,585	253,958
Koninklijke Ahold Delhaize NV (Netherlands)	119,589	3,578,318
Kroger Co. (The)	41,176	2,352,385
Loblaw Cos. Ltd. (Canada)	9,188	1,018,138
Performance Food Group Co.*	19,241	1,436,148
Sugi Holdings Co. Ltd. (Japan)	56,200	959,764
Sysco Corp.	45,954	3,730,546
Target Corp.	89,907	15,932,420
Tesco PLC (United Kingdom)	1,770,114	6,629,914
Walgreens Boots Alliance, Inc.	112,616	2,442,641
Wal-Mart de Mexico SAB de CV (Mexico)	185,535	746,943
Walmart, Inc.	492,351	29,624,760
		98,232,099
Containers & Packaging — 0.1%
Amcor PLC(a)	36,108	343,387
Avery Dennison Corp.	6,533	1,458,492
Ball Corp.	7,937	534,636
Crown Holdings, Inc.	61,649	4,886,300
International Paper Co.	8,497	331,553
Packaging Corp. of America	2,132	404,611
Smurfit Kappa Group PLC (Ireland)	37,221	1,697,123
Transcontinental, Inc. (Canada) (Class A Stock)	36,757	399,170
Westrock Co.	6,316	312,326
		10,367,598

A4

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Distributors — 0.1%
Genuine Parts Co.	38,230	$5,922,974
LKQ Corp.	6,524	348,447
Pool Corp.(a)	936	377,676
		6,649,097
Diversified Consumer Services — 0.0%
Service Corp. International	21,380	1,586,610
Diversified REITs — 0.0%
GPT Group (The) (Australia)	512,578	1,525,440
KDX Realty Investment Corp. (Japan)	1,984	2,108,779
Stockland (Australia)	492,511	1,556,273
		5,190,492
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	964,967	16,983,419
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	793,259	1,019,321
BT Group PLC (United Kingdom)	1,222,791	1,692,295
Deutsche Telekom AG (Germany)	204,103	4,954,500
Hellenic Telecommunications Organization SA (Greece)	57,497	847,752
HKT Trust & HKT Ltd. (Hong Kong), UTS	394,000	459,715
Koninklijke KPN NV (Netherlands)	691,692	2,587,210
Nippon Telegraph & Telephone Corp. (Japan)	2,197,900	2,617,926
Orange SA (France)	84,488	993,580
Proximus SADP (Belgium)	161,129	1,303,094
Telefonica SA (Spain)	99,385	438,909
Telkom Indonesia Persero Tbk PT (Indonesia)	5,539,400	1,218,366
Verizon Communications, Inc.	471,937	19,802,477
		54,918,564
Electric Utilities — 0.7%
Alliant Energy Corp.	6,170	310,968
American Electric Power Co., Inc.	12,578	1,082,966
BKW AG (Switzerland)	1,564	240,333
Chubu Electric Power Co., Inc. (Japan)	163,000	2,131,412
CLP Holdings Ltd. (Hong Kong)	58,000	462,622
Constellation Energy Corp.	17,105	3,161,859
Duke Energy Corp.	26,833	2,595,019
Edison International	9,368	662,599
Endesa SA (Spain)	84,170	1,560,634
Enel SpA (Italy)	1,006,819	6,646,514
Entergy Corp.	17,794	1,880,470
Evergy, Inc.	5,633	300,690
Eversource Energy	8,570	512,229
Exelon Corp.	79,073	2,970,773
FirstEnergy Corp.	12,679	489,663
Iberdrola SA (Spain)	658,552	8,179,450
Kansai Electric Power Co., Inc. (The) (Japan)	183,900	2,624,035
NextEra Energy, Inc.	330,125	21,098,289
NRG Energy, Inc.	96,198	6,511,643
PG&E Corp.	1,002,914	16,808,839
Pinnacle West Capital Corp.	2,724	203,564
	Shares	Value

Common Stocks (continued)
Electric Utilities (cont’d.)
Power Grid Corp. of India Ltd. (India)	477,661	$1,585,555
PPL Corp.	18,119	498,816
Southern Co. (The)	26,396	1,893,649
Terna - Rete Elettrica Nazionale (Italy)	73,419	606,860
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	391,100	2,377,156
Verbund AG (Austria)	3,133	228,897
Xcel Energy, Inc.	70,634	3,796,577
		91,422,081
Electrical Equipment — 0.6%
ABB Ltd. (Switzerland)	161,081	7,472,596
AMETEK, Inc.	12,106	2,214,187
Eaton Corp. PLC	92,135	28,808,772
Emerson Electric Co.	40,469	4,589,994
Generac Holdings, Inc.*	1,511	190,597
Hubbell, Inc.	1,258	522,133
Legrand SA (France)	27,512	2,913,431
Mitsubishi Electric Corp. (Japan)	216,400	3,622,309
Nidec Corp. (Japan)	49,800	2,065,169
nVent Electric PLC	13,267	1,000,332
Prysmian SpA (Italy)	16,956	884,322
Rockwell Automation, Inc.(a)	2,731	795,622
Schneider Electric SE	71,633	16,194,533
Vertiv Holdings Co. (Class A Stock)	129,600	10,584,432
Vestas Wind Systems A/S (Denmark)*	12,645	352,715
		82,211,144
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp. (Class A Stock)	33,407	3,853,498
Azbil Corp. (Japan)	11,600	320,924
CDW Corp.	7,658	1,958,763
Corning, Inc.	79,970	2,635,811
Hexagon AB (Sweden) (Class B Stock)	55,220	652,752
Hon Hai Precision Industry Co. Ltd. (Taiwan)	650,000	3,157,085
Jabil, Inc.(a)	2,964	397,028
Keyence Corp. (Japan)	19,063	8,850,206
Keysight Technologies, Inc.*	4,314	674,623
Murata Manufacturing Co. Ltd. (Japan)	36,500	682,638
Shimadzu Corp. (Japan)	59,000	1,643,394
TD SYNNEX Corp.	69,900	7,905,690
TDK Corp. (Japan)	15,500	761,174
TE Connectivity Ltd.	7,485	1,087,121
Teledyne Technologies, Inc.*	1,196	513,467
Trimble, Inc.*	6,042	388,863
Yokogawa Electric Corp. (Japan)	59,400	1,367,945
Zebra Technologies Corp. (Class A Stock)*	1,157	348,766
		37,199,748
Energy Equipment & Services — 0.2%
Baker Hughes Co.	326,749	10,946,091
Halliburton Co.	51,684	2,037,383
Schlumberger NV	170,786	9,360,781
		22,344,255

A5

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Entertainment — 0.6%
Bollore SE (France)	107,912	$720,979
Capcom Co. Ltd. (Japan)	57,600	1,079,085
Electronic Arts, Inc.	61,912	8,213,865
Kingsoft Corp. Ltd. (China)	142,600	440,111
Konami Group Corp. (Japan)	30,500	2,077,630
Live Nation Entertainment, Inc.*	34,926	3,694,123
NetEase, Inc. (China), ADR	20,260	2,096,302
Netflix, Inc.*	39,614	24,058,771
Nintendo Co. Ltd. (Japan)	89,700	4,894,446
Sea Ltd. (Singapore), ADR*	30,600	1,643,526
Take-Two Interactive Software, Inc.*	3,830	568,717
Walt Disney Co. (The)	186,247	22,789,183
Warner Bros Discovery, Inc.*	389,846	3,403,355
		75,680,093
Financial Services — 1.5%
Adyen NV (Netherlands), 144A*	2,644	4,466,078
Apollo Global Management, Inc.	18,363	2,064,919
Berkshire Hathaway, Inc. (Class B Stock)*	131,087	55,124,705
Block, Inc.*	107,700	9,109,266
Corebridge Financial, Inc.(a)	43,000	1,235,390
Corpay, Inc.*	17,201	5,307,197
Eurazeo SE (France)	5,016	439,525
EXOR NV (Netherlands)	16,370	1,821,758
Fidelity National Information Services, Inc.	78,533	5,825,578
Fiserv, Inc.*(a)	14,542	2,324,102
Global Payments, Inc.	6,203	829,093
Groupe Bruxelles Lambert NV (Belgium)	24,389	1,843,763
Industrivarden AB (Sweden) (Class A Stock)	10,296	354,077
Industrivarden AB (Sweden) (Class C Stock)	17,080	587,322
Investor AB (Sweden) (Class B Stock)	172,879	4,338,282
Jack Henry & Associates, Inc.	1,715	297,947
M&G PLC (United Kingdom)	110,761	308,286
Mastercard, Inc. (Class A Stock)	84,628	40,754,306
ORIX Corp. (Japan)	126,200	2,760,215
PayPal Holdings, Inc.*	157,921	10,579,128
Visa, Inc. (Class A Stock)(a)	158,459	44,222,738
Wise PLC (United Kingdom) (Class A Stock)*	40,369	471,888
		195,065,563
Food Products — 0.7%
Archer-Daniels-Midland Co.	134,452	8,444,930
Associated British Foods PLC (United Kingdom)	55,925	1,764,482
AVI Ltd. (South Africa)	116,890	563,707
Bunge Global SA(a)	3,592	368,252
Campbell Soup Co.(a)	4,778	212,382
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	19	227,408
Conagra Brands, Inc.	11,685	346,343
Danone SA (France)	20,513	1,326,060
	Shares	Value

Common Stocks (continued)
Food Products (cont’d.)
Darling Ingredients, Inc.*	23,069	$1,072,939
Ezaki Glico Co. Ltd. (Japan)	34,500	962,973
Freshpet, Inc.*	62,800	7,276,008
General Mills, Inc.	31,820	2,226,445
Gruma SAB de CV (Mexico) (Class B Stock)	46,792	875,013
Hershey Co. (The)	23,761	4,621,515
Hormel Foods Corp.	29,578	1,031,976
Ingredion, Inc.	9,100	1,063,335
J.M. Smucker Co. (The)	2,523	317,570
Kellanova	6,625	379,546
Kraft Heinz Co. (The)	19,581	722,539
Lamb Weston Holdings, Inc.	9,192	979,224
McCormick & Co., Inc.	6,136	471,306
MEIJI Holdings Co. Ltd. (Japan)	26,000	567,650
Mondelez International, Inc. (Class A Stock)	184,429	12,910,030
Mowi ASA (Norway)	118,429	2,175,388
Nestle SA	224,951	23,901,034
Orkla ASA (Norway)	32,090	226,643
Pilgrim’s Pride Corp.*	96,600	3,315,312
Tyson Foods, Inc. (Class A Stock)	7,033	413,048
WH Group Ltd. (Hong Kong), 144A	5,428,000	3,582,919
Wilmar International Ltd. (China)	929,700	2,361,554
		84,707,531
Gas Utilities — 0.0%
Atmos Energy Corp.	3,509	417,115
Enagas SA (Spain)	26,432	392,669
Osaka Gas Co. Ltd. (Japan)	27,300	614,141
Tokyo Gas Co. Ltd. (Japan)	116,900	2,657,466
		4,081,391
Ground Transportation — 0.5%
Canadian National Railway Co. (Canada)	15,192	2,000,938
Central Japan Railway Co. (Japan)	94,300	2,341,972
CSX Corp.	365,629	13,553,867
Hankyu Hanshin Holdings, Inc. (Japan)	30,400	872,213
J.B. Hunt Transport Services, Inc.(a)	2,016	401,688
Keisei Electric Railway Co. Ltd. (Japan)	14,500	589,645
Norfolk Southern Corp.	27,285	6,954,128
Odakyu Electric Railway Co. Ltd. (Japan)	107,200	1,477,735
Old Dominion Freight Line, Inc.	4,266	935,576
Saia, Inc.*	9,300	5,440,500
TFI International, Inc. (Canada)(a)	7,633	1,217,158
Uber Technologies, Inc.*	229,524	17,671,053
Union Pacific Corp.	62,545	15,381,692
		68,838,165
Health Care Equipment & Supplies — 1.1%
Abbott Laboratories	217,718	24,745,828
Alcon, Inc. (Switzerland)	25,474	2,106,992
Align Technology, Inc.*	1,655	542,708
Baxter International, Inc.	41,725	1,783,326
Becton, Dickinson & Co.	63,277	15,657,894

A6

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
Boston Scientific Corp.*	161,353	$11,051,067
Cochlear Ltd. (Australia)	11,286	2,482,144
Cooper Cos., Inc. (The)	4,782	485,182
Demant A/S (Denmark)*	55,267	2,746,954
DENTSPLY SIRONA, Inc.	5,157	171,161
Dexcom, Inc.*	9,481	1,315,015
Edwards Lifesciences Corp.*	14,663	1,401,196
EssilorLuxottica SA (France)	9,427	2,132,497
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	64,079	981,732
GE HealthCare Technologies, Inc.	33,348	3,031,667
Getinge AB (Sweden) (Class B Stock)	45,936	923,907
Hologic, Inc.*	85,980	6,703,001
Hoya Corp. (Japan)	23,500	2,939,165
IDEXX Laboratories, Inc.*	13,805	7,453,734
Insulet Corp.*(a)	1,796	307,834
Intuitive Surgical, Inc.*	56,380	22,500,694
Medtronic PLC(a)	149,895	13,063,349
Olympus Corp. (Japan)	53,800	774,629
ResMed, Inc.(a)	3,540	701,026
Sonova Holding AG (Switzerland)	6,294	1,822,699
STERIS PLC	2,331	524,055
Stryker Corp.	26,134	9,352,575
Teleflex, Inc.	1,016	229,789
Terumo Corp. (Japan)	88,600	1,621,261
Zimmer Biomet Holdings, Inc.	5,045	665,839
		140,218,920
Health Care Providers & Services — 1.1%
Apollo Hospitals Enterprise Ltd. (India)	19,860	1,516,064
Cardinal Health, Inc.	98,735	11,048,447
Cencora, Inc.	14,760	3,586,532
Centene Corp.*	206,937	16,240,416
Cigna Group (The)(a)	43,644	15,851,064
CVS Health Corp.	59,695	4,761,273
DaVita, Inc.*	1,411	194,789
Elevance Health, Inc.	29,525	15,309,893
Encompass Health Corp.	32,600	2,692,108
Fresenius Medical Care AG (Germany)	63,455	2,438,238
Fresenius SE & Co. KGaA (Germany)	54,607	1,472,577
HCA Healthcare, Inc.	4,698	1,566,924
Henry Schein, Inc.*(a)	3,161	238,719
Humana, Inc.	3,029	1,050,215
Laboratory Corp. of America Holdings	37,438	8,178,705
Max Healthcare Institute Ltd. (India)	59,370	585,529
McKesson Corp.	6,032	3,238,279
Molina Healthcare, Inc.*	6,129	2,517,977
Odontoprev SA (Brazil)	204,500	499,894
Quest Diagnostics, Inc.	9,939	1,322,980
Ramsay Health Care Ltd. (Australia)	20,187	743,167
UnitedHealth Group, Inc.	102,146	50,531,626
Universal Health Services, Inc. (Class B Stock)	1,436	262,013
		145,847,429
Health Care REITs — 0.0%
Healthpeak Properties, Inc.	68,487	1,284,132
	Shares	Value

Common Stocks (continued)
Health Care REITs (cont’d.)
Ventas, Inc.	33,252	$1,447,792
Welltower, Inc.	27,546	2,573,898
		5,305,822
Health Care Technology — 0.0%
Veeva Systems, Inc. (Class A Stock)*	20,400	4,726,476
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc.(a)	17,491	361,714
Park Hotels & Resorts, Inc.	310,500	5,430,645
		5,792,359
Hotels, Restaurants & Leisure — 1.0%
Accor SA (France)	65,797	3,071,828
Airbnb, Inc. (Class A Stock)*	10,418	1,718,553
Amadeus IT Group SA (Spain)	23,065	1,480,697
Aristocrat Leisure Ltd. (Australia)	128,844	3,607,752
Booking Holdings, Inc.	841	3,051,047
Caesars Entertainment, Inc.*	5,412	236,721
Carnival Corp.*	24,740	404,252
Chipotle Mexican Grill, Inc.*	5,275	15,333,212
Compass Group PLC (United Kingdom)	245,128	7,190,255
Darden Restaurants, Inc.(a)	9,305	1,555,331
Domino’s Pizza, Inc.	818	406,448
Evolution AB (Sweden), 144A	7,420	921,593
Expedia Group, Inc.*	3,190	439,422
Flutter Entertainment PLC (United Kingdom)*	4,262	849,560
Genting Singapore Ltd. (Singapore)	1,882,400	1,234,548
Hilton Worldwide Holdings, Inc.	62,999	13,438,317
InterContinental Hotels Group PLC (United Kingdom)	15,985	1,661,032
J D Wetherspoon PLC (United Kingdom)*	57,659	534,360
La Francaise des Jeux SAEM (France), 144A	52,099	2,123,435
Las Vegas Sands Corp.	8,966	463,542
Marriott International, Inc. (Class A Stock)	65,030	16,407,719
McDonald’s Corp.	143,805	40,545,820
MGM Resorts International*	6,640	313,474
Norwegian Cruise Line Holdings Ltd.*(a)	10,475	219,242
Oriental Land Co. Ltd. (Japan)	92,300	2,956,896
Royal Caribbean Cruises Ltd.*	5,704	792,913
Sodexo SA (France)	20,603	1,766,158
Starbucks Corp.	54,086	4,942,919
Whitbread PLC (United Kingdom)	96,249	4,023,973
Wynn Resorts Ltd.	2,350	240,240
Yum! Brands, Inc.(a)	6,685	926,875
		132,858,134
Household Durables — 0.3%
Barratt Developments PLC (United Kingdom)	208,626	1,252,191
Berkeley Group Holdings PLC (United Kingdom)	29,418	1,767,447

A7

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Household Durables (cont’d.)
D.R. Horton, Inc.	7,287	$1,199,076
Garmin Ltd.(a)	3,711	552,457
Lennar Corp. (Class A Stock)	66,630	11,459,027
Midea Group Co. Ltd. (China) (Class A Stock)	49,300	438,619
Mohawk Industries, Inc.*	1,314	171,989
NVR, Inc.*	80	647,997
Panasonic Holdings Corp. (Japan)	150,100	1,432,519
Persimmon PLC (United Kingdom)	85,467	1,417,086
PulteGroup, Inc.	5,208	628,189
Sony Group Corp. (Japan)	87,000	7,460,313
Taylor Wimpey PLC (United Kingdom)	1,185,041	2,048,784
Toll Brothers, Inc.	14,954	1,934,599
		32,410,293
Household Products — 0.5%
Church & Dwight Co., Inc.(a)	6,051	631,180
Clorox Co. (The)(a)	3,030	463,923
Colgate-Palmolive Co.	163,880	14,757,394
Essity AB (Sweden) (Class B Stock)(a)	136,649	3,245,978
Henkel AG & Co. KGaA (Germany)	8,617	620,885
Kimberly-Clark Corp.	8,078	1,044,889
Procter & Gamble Co. (The)	245,548	39,840,163
Reckitt Benckiser Group PLC (United Kingdom)	60,914	3,472,405
		64,076,817
Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	450,805	8,082,934
RWE AG (Germany)	44,804	1,522,763
Vistra Corp.	32,810	2,285,216
		11,890,913
Industrial Conglomerates — 0.5%
3M Co.	120,180	12,747,493
CK Hutchison Holdings Ltd. (United Kingdom)	175,500	844,620
DCC PLC (United Kingdom)	28,531	2,075,806
General Electric Co.	124,823	21,910,181
Hikari Tsushin, Inc. (Japan)	6,800	1,278,884
Hitachi Ltd. (Japan)	84,700	7,739,924
Honeywell International, Inc.	24,489	5,026,367
Keppel Ltd. (Singapore)	115,000	624,916
Lifco AB (Sweden) (Class B Stock)	52,390	1,368,129
Siemens AG (Germany)	61,578	11,757,634
Smiths Group PLC (United Kingdom)	64,786	1,342,917
		66,716,871
Industrial REITs — 0.2%
Americold Realty Trust, Inc.	110,300	2,748,676
Goodman Group (Australia)	204,579	4,506,324
Prologis, Inc.	153,826	20,031,222
Warehouses De Pauw CVA (Belgium)	15,102	430,631
		27,716,853
Insurance — 1.7%
Admiral Group PLC (United Kingdom)	9,061	324,726
	Shares	Value

Common Stocks (continued)
Insurance (cont’d.)
Aflac, Inc.	13,348	$1,146,059
Ageas SA/NV (Belgium)	55,866	2,588,027
AIA Group Ltd. (Hong Kong)	564,400	3,796,478
Allianz SE (Germany)	24,584	7,368,250
Allstate Corp. (The)	69,274	11,985,095
American International Group, Inc.	34,257	2,677,870
Aon PLC (Class A Stock)	4,874	1,626,551
Arch Capital Group Ltd.*	9,633	890,475
Arthur J. Gallagher & Co.	14,484	3,621,579
Assicurazioni Generali SpA (Italy)	48,658	1,231,701
Assurant, Inc.	42,616	8,022,036
AUB Group Ltd. (Australia)	21,000	406,969
Aviva PLC (United Kingdom)	270,487	1,697,224
AXA SA (France)	188,580	7,082,272
Brown & Brown, Inc.(a)	15,266	1,336,386
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	490,600	860,670
Chubb Ltd.	72,613	18,816,207
Cincinnati Financial Corp.	4,137	513,691
Dai-ichi Life Holdings, Inc. (Japan)	96,300	2,456,087
DB Insurance Co. Ltd. (South Korea)	14,187	1,014,813
Everest Group Ltd.	1,187	471,833
Fairfax Financial Holdings Ltd. (Canada)	1,483	1,598,559
Globe Life, Inc.	15,831	1,842,253
Hannover Rueck SE (Germany)	5,362	1,468,257
Hartford Financial Services Group, Inc. (The)	28,577	2,944,860
iA Financial Corp., Inc. (Canada)	10,747	667,646
Insurance Australia Group Ltd. (Australia)	71,094	296,557
Japan Post Holdings Co. Ltd. (Japan)	324,000	3,264,342
Japan Post Insurance Co. Ltd. (Japan)	32,400	619,331
Legal & General Group PLC (United Kingdom)	325,469	1,045,627
Loews Corp.	71,504	5,598,048
Manulife Financial Corp. (Canada)	109,409	2,732,499
Markel Group, Inc.*	1,111	1,690,364
Marsh & McLennan Cos., Inc.	106,399	21,916,066
Medibank Private Ltd. (Australia)	967,025	2,369,335
MetLife, Inc.	234,214	17,357,600
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	14,328	6,994,083
NN Group NV (Netherlands)	10,144	468,299
Phoenix Group Holdings PLC (United Kingdom)	98,475	687,597
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	247,000	1,048,683
Poste Italiane SpA (Italy), 144A	173,948	2,178,560
Principal Financial Group, Inc.	5,957	514,149
Progressive Corp. (The)	66,553	13,764,491
QBE Insurance Group Ltd. (Australia)	201,860	2,386,128
RenaissanceRe Holdings Ltd. (Bermuda)	8,070	1,896,692
Sampo OYJ (Finland) (Class A Stock)	59,790	2,550,415

A8

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Insurance (cont’d.)
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	6,895	$1,583,431
Sompo Holdings, Inc. (Japan)	42,900	899,187
Suncorp Group Ltd. (Australia)	111,687	1,192,138
Swiss Re AG	18,554	2,386,692
T&D Holdings, Inc. (Japan)	53,300	926,578
Talanx AG (Germany)	21,758	1,723,606
Tokio Marine Holdings, Inc. (Japan)	191,700	6,009,079
Travelers Cos., Inc. (The)	72,222	16,621,171
Tryg A/S (Denmark)	18,352	378,314
Unum Group	41,300	2,216,158
W.R. Berkley Corp.(a)	5,444	481,467
Willis Towers Watson PLC	2,732	751,300
Zurich Insurance Group AG (Switzerland)	15,035	8,122,124
		221,126,685
Interactive Media & Services — 2.2%
Alphabet, Inc. (Class A Stock)*	710,600	107,250,858
Alphabet, Inc. (Class C Stock)*	395,126	60,161,885
Auto Trader Group PLC (United Kingdom), 144A	94,962	838,601
CAR Group Ltd. (Australia)	33,538	788,340
Kanzhun Ltd. (China), ADR	26,274	460,583
Match Group, Inc.*	6,852	248,591
Meta Platforms, Inc. (Class A Stock)	227,997	110,710,783
Moneysupermarket.com Group PLC (United Kingdom)	158,116	438,534
Scout24 SE (Germany), 144A	31,089	2,342,192
Tencent Holdings Ltd. (China)	59,500	2,317,522
		285,557,889
IT Services — 0.6%
Accenture PLC (Class A Stock)	49,777	17,253,206
Akamai Technologies, Inc.*(a)	56,555	6,150,922
Capgemini SE (France)	1,088	250,361
CGI, Inc. (Canada)*	9,734	1,073,898
Cognizant Technology Solutions Corp. (Class A Stock)	129,723	9,507,399
EPAM Systems, Inc.*	1,401	386,900
Fujitsu Ltd. (Japan)	36,000	576,144
Gartner, Inc.*	1,837	875,643
Globant SA*	8,333	1,682,433
International Business Machines Corp.	131,153	25,044,977
MongoDB, Inc.*(a)	6,868	2,463,140
NEC Corp. (Japan)	18,200	1,328,697
Obic Co. Ltd. (Japan)	3,000	453,153
Otsuka Corp. (Japan)	11,000	233,403
SCSK Corp. (Japan)	40,600	754,663
Snowflake, Inc. (Class A Stock)*	28,700	4,637,920
Tata Consultancy Services Ltd. (India)	31,116	1,452,244
TIS, Inc. (Japan)	84,700	1,817,309
VeriSign, Inc.*	2,144	406,309
Wix.com Ltd. (Israel)*	24,200	3,327,016
		79,675,737
	Shares	Value

Common Stocks (continued)
Leisure Products — 0.0%
Brunswick Corp.	10,110	$975,817
Hasbro, Inc.	3,231	182,616
Sankyo Co. Ltd. (Japan)	165,400	1,806,794
Shimano, Inc. (Japan)	8,800	1,309,119
		4,274,346
Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.	7,083	1,030,647
Bio-Rad Laboratories, Inc. (Class A Stock)*	417	144,228
Bio-Techne Corp.(a)	3,984	280,434
Charles River Laboratories International, Inc.*(a)	1,130	306,174
Danaher Corp.	42,385	10,584,382
Eurofins Scientific SE (Luxembourg)	17,512	1,115,522
Illumina, Inc.*	12,240	1,680,797
IQVIA Holdings, Inc.*	4,449	1,125,108
Lonza Group AG (Switzerland)	2,012	1,202,368
Medpace Holdings, Inc.*	18,900	7,638,435
Mettler-Toledo International, Inc.*	518	689,608
QIAGEN NV*	28,038	1,205,354
Revvity, Inc.	2,949	309,645
Thermo Fisher Scientific, Inc.	37,856	22,002,286
Waters Corp.*	1,415	487,085
West Pharmaceutical Services, Inc.	25,595	10,128,197
		59,930,270
Machinery — 1.2%
Airtac International Group (China)	17,521	607,440
Alfa Laval AB (Sweden)	30,196	1,186,532
Allison Transmission Holdings, Inc.	88,600	7,190,776
Atlas Copco AB (Sweden) (Class A Stock)	431,466	7,286,838
Atlas Copco AB (Sweden) (Class B Stock)	110,101	1,626,187
Caterpillar, Inc.	30,050	11,011,221
Cummins, Inc.	13,311	3,922,086
Daimler Truck Holding AG (Germany)	68,681	3,480,395
Deere & Co.	58,041	23,839,760
Donaldson Co., Inc.	10,200	761,736
Doosan Bobcat, Inc. (South Korea)	22,883	918,114
Dover Corp.	33,127	5,869,773
Epiroc AB (Sweden) (Class B Stock)	33,462	566,677
Flowserve Corp.	172,800	7,893,504
Fortive Corp.	64,079	5,512,076
GEA Group AG (Germany)	77,030	3,256,841
Graco, Inc.	53,700	5,018,802
IDEX Corp.	1,734	423,131
Illinois Tool Works, Inc.	6,577	1,764,806
Indutrade AB (Sweden)	50,187	1,366,935
Ingersoll Rand, Inc.	9,876	937,726
ITT, Inc.	57,100	7,767,313
Komatsu Ltd. (Japan)	54,000	1,597,903
Kone OYJ (Finland) (Class B Stock)	18,459	859,952
Kubota Corp. (Japan)	42,500	666,814
Nordson Corp.	1,309	359,373
OSG Corp. (Japan)	58,700	845,577

A9

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Machinery (cont’d.)
Otis Worldwide Corp.(a)	76,205	$7,564,870
PACCAR, Inc.	12,842	1,590,995
Parker-Hannifin Corp.	29,596	16,449,161
Pentair PLC	4,037	344,921
Rational AG (Germany)	1,668	1,437,142
Sandvik AB (Sweden)	30,654	680,543
Schindler Holding AG (Switzerland)	1,830	446,533
Schindler Holding AG (Switzerland) (Part. Cert.)	5,526	1,390,995
SKF AB (Sweden) (Class B Stock)(a)	48,306	986,158
Snap-on, Inc.(a)	1,217	360,500
Stanley Black & Decker, Inc.	3,712	363,516
Techtronic Industries Co. Ltd. (Hong Kong)	151,659	2,060,722
Toyota Industries Corp. (Japan)	24,400	2,552,999
VAT Group AG (Switzerland), 144A	969	500,580
Volvo AB (Sweden) (Class A Stock)	15,769	434,225
Volvo AB (Sweden) (Class B Stock)(a)	273,419	7,410,052
Wartsila OYJ Abp (Finland)	116,964	1,777,563
Westinghouse Air Brake Technologies Corp.	4,336	631,668
Xylem, Inc.(a)	5,863	757,734
		154,279,165
Marine Transportation — 0.0%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	234	299,827
Kuehne + Nagel International AG (Switzerland)	3,057	850,515
		1,150,342
Media — 0.3%
Charter Communications, Inc. (Class A Stock)*(a)	7,948	2,309,927
Comcast Corp. (Class A Stock)	497,181	21,552,796
Dentsu Group, Inc. (Japan)	57,600	1,599,365
Fox Corp. (Class A Stock)	6,191	193,593
Fox Corp. (Class B Stock)	3,205	91,727
Informa PLC (United Kingdom)	156,701	1,644,109
Interpublic Group of Cos., Inc. (The)(a)	9,429	307,668
News Corp. (Class A Stock)	9,322	244,050
News Corp. (Class B Stock)(a)	2,843	76,932
Omnicom Group, Inc.	4,941	478,091
Paramount Global (Class B Stock)(a)	11,878	139,804
Publicis Groupe SA (France)	35,594	3,880,476
Vivendi SE (France)	128,804	1,403,685
		33,922,223
Metals & Mining — 0.7%
Anglo American PLC (South Africa)	77,689	1,914,477
APL Apollo Tubes Ltd. (India)	26,799	482,224
ArcelorMittal SA (Luxembourg)	105,445	2,898,380
Barrick Gold Corp. (Canada)	113,183	1,883,365
BHP Group Ltd. (Australia)	477,142	13,796,059
BlueScope Steel Ltd. (Australia)	200,628	3,120,390
Boliden AB (Sweden)	9,562	265,514
Fortescue Ltd. (Australia)	306,788	5,134,109
	Shares	Value

Common Stocks (continued)
Metals & Mining (cont’d.)
Freeport-McMoRan, Inc.	237,812	$11,181,920
Glencore PLC (Australia)	1,721,785	9,448,402
Ivanhoe Mines Ltd. (Canada) (Class A Stock)*	60,269	719,019
JFE Holdings, Inc. (Japan)	132,100	2,189,375
Lundin Mining Corp. (Chile)	120,910	1,237,173
Newmont Corp.(a)	27,822	997,141
Nippon Steel Corp. (Japan)(a)	158,700	3,819,033
Norsk Hydro ASA (Norway)	110,141	605,267
Northern Star Resources Ltd. (Australia)	148,332	1,399,597
Nucor Corp.	33,210	6,572,259
Pilbara Minerals Ltd. (Australia)	157,951	394,159
Rio Tinto Ltd. (Australia)	27,024	2,144,769
Rio Tinto PLC (Australia)	136,656	8,640,062
SSR Mining, Inc. (Canada)	215,700	962,022
Steel Dynamics, Inc.	3,573	529,626
Vale SA (Brazil)	119,400	1,453,159
voestalpine AG (Austria)	47,800	1,340,937
		83,128,438
Multi-Utilities — 0.4%
Ameren Corp.	6,433	475,785
CenterPoint Energy, Inc.	110,770	3,155,837
Centrica PLC (United Kingdom)	1,830,642	2,951,104
CMS Energy Corp.	163,555	9,868,909
Consolidated Edison, Inc.	8,485	770,523
Dominion Energy, Inc.	71,053	3,495,097
DTE Energy Co.	58,216	6,528,342
E.ON SE (Germany)	255,350	3,554,964
Engie SA (France)	205,629	3,445,798
National Grid PLC (United Kingdom)	190,416	2,565,667
National Grid PLC (United Kingdom), ADR(a)	7,175	489,478
NiSource, Inc.	206,354	5,707,752
Public Service Enterprise Group, Inc.	44,296	2,958,087
Sembcorp Industries Ltd. (Singapore)	289,300	1,156,518
Sempra	52,403	3,764,107
Veolia Environnement SA (France)	44,699	1,454,141
WEC Energy Group, Inc.(a)	7,747	636,184
		52,978,293
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.	53,501	6,896,814
Boston Properties, Inc.(a)	3,519	229,826
Dexus (Australia)	158,469	816,527
Gecina SA (France)	11,317	1,155,965
Nippon Building Fund, Inc. (Japan)	162	648,018
		9,747,150
Oil, Gas & Consumable Fuels — 2.0%
Ampol Ltd. (Australia)	10,305	267,314
APA Corp.	8,808	302,819
ARC Resources Ltd. (Canada)	88,940	1,585,693
BP PLC (United Kingdom)	1,002,299	6,287,852
Cenovus Energy, Inc. (Canada)	31,888	637,501
Cheniere Energy, Inc.	70,434	11,359,596

A10

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Chevron Corp.	160,036	$25,244,079
ConocoPhillips	299,533	38,124,560
Coterra Energy, Inc.	80,205	2,236,115
Devon Energy Corp.	15,672	786,421
Diamondback Energy, Inc.	25,798	5,112,390
ENEOS Holdings, Inc. (Japan)	487,300	2,347,740
Eni SpA (Italy)	354,910	5,619,658
EOG Resources, Inc.	78,500	10,035,440
EQT Corp.	9,443	350,052
Equinor ASA (Norway)	133,988	3,592,808
Exxon Mobil Corp.	491,432	57,124,056
Galp Energia SGPS SA (Portugal)	80,999	1,339,106
Harbour Energy PLC (United Kingdom)	286,434	997,561
Hess Corp.	6,755	1,031,083
Idemitsu Kosan Co. Ltd. (Japan)	199,500	1,367,800
Inpex Corp. (Japan)	233,500	3,549,478
Kinder Morgan, Inc.	47,551	872,085
LUKOIL PJSC (Russia), ADR*^(a)	15,069	2
Marathon Oil Corp.	50,031	1,417,879
Marathon Petroleum Corp.	35,369	7,126,853
Occidental Petroleum Corp.(a)	35,931	2,335,156
ONEOK, Inc.(a)	14,283	1,145,068
Pembina Pipeline Corp. (Canada)	46,239	1,632,045
PetroChina Co. Ltd. (China) (Class H Stock)	2,120,000	1,818,160
Petroleo Brasileiro SA (Brazil), ADR	107,226	1,630,907
Phillips 66	82,895	13,540,069
Pioneer Natural Resources Co.	5,663	1,486,537
Repsol SA (Spain)	40,912	682,871
Shell PLC (Netherlands)	454,467	15,078,988
Shell PLC (Netherlands), ADR	46,001	3,083,907
Suncor Energy, Inc. (Canada)	34,428	1,270,574
Targa Resources Corp.	5,505	616,505
TotalEnergies SE (France)	187,608	12,905,441
TotalEnergies SE (France), ADR(a)	12,633	869,529
Valero Energy Corp.	12,745	2,175,444
Williams Cos., Inc. (The)	262,514	10,230,171
		259,217,313
Paper & Forest Products — 0.0%
Mondi PLC (Austria)	27,300	480,843
UPM-Kymmene OYJ (Finland)	30,694	1,022,622
		1,503,465
Passenger Airlines — 0.1%
Air Canada (Canada)*	84,749	1,226,923
American Airlines Group, Inc.*	16,620	255,117
Delta Air Lines, Inc.(a)	104,400	4,997,628
Deutsche Lufthansa AG (Germany)*	180,399	1,417,812
Japan Airlines Co. Ltd. (Japan)	109,100	2,071,560
Singapore Airlines Ltd. (Singapore)	301,100	1,427,065
Southwest Airlines Co.	14,600	426,174
United Airlines Holdings, Inc.*	8,072	386,487
		12,208,766
Personal Care Products — 0.3%
Amorepacific Corp. (South Korea)	6,593	593,618
	Shares	Value

Common Stocks (continued)
Personal Care Products (cont’d.)
Beiersdorf AG (Germany)	6,485	$944,198
Estee Lauder Cos., Inc. (The) (Class A Stock)	5,652	871,256
Haleon PLC	168,515	706,209
Kao Corp. (Japan)	57,400	2,144,938
Kenvue, Inc.	122,193	2,622,262
L’Oreal SA (France)	25,784	12,210,571
Unilever PLC (United Kingdom)	205,790	10,331,037
Unilever PLC (United Kingdom), ADR	48,047	2,411,479
		32,835,568
Pharmaceuticals — 2.6%
Astellas Pharma, Inc. (Japan)	118,800	1,276,238
AstraZeneca PLC (United Kingdom)	129,147	17,350,102
AstraZeneca PLC (United Kingdom), ADR	82,205	5,569,389
Bristol-Myers Squibb Co.	521,076	28,257,952
Catalent, Inc.*	4,432	250,186
Chugai Pharmaceutical Co. Ltd. (Japan)	108,500	4,146,370
Daiichi Sankyo Co. Ltd. (Japan)	145,800	4,639,196
Dr. Reddy’s Laboratories Ltd. (India)	6,387	472,025
Elanco Animal Health, Inc.*	415,600	6,765,968
Eli Lilly & Co.	78,110	60,766,456
GSK PLC	384,619	8,257,923
Hikma Pharmaceuticals PLC (Jordan)	86,613	2,095,255
Ipsen SA (France)	11,616	1,382,261
Johnson & Johnson	252,729	39,979,201
Merck & Co., Inc.	276,685	36,508,586
Merck KGaA (Germany)	2,964	522,658
Novartis AG (Switzerland)	163,532	15,839,454
Novo Nordisk A/S (Denmark), ADR	29,912	3,840,701
Novo Nordisk A/S (Denmark) (Class B Stock)	308,784	39,608,777
Ono Pharmaceutical Co. Ltd. (Japan)	134,400	2,202,137
Orion OYJ (Finland) (Class B Stock)	13,175	491,123
Otsuka Holdings Co. Ltd. (Japan)	84,600	3,514,141
Pfizer, Inc.	261,475	7,255,931
Roche Holding AG	64,448	16,454,802
Sandoz Group AG (Switzerland)*	74,717	2,255,389
Sanofi SA	102,204	9,942,865
Sanofi SA, ADR	47,447	2,305,924
Santen Pharmaceutical Co. Ltd. (Japan)	144,200	1,418,108
Shionogi & Co. Ltd. (Japan)	47,000	2,401,783
Sun Pharmaceutical Industries Ltd. (India)	100,898	1,964,258
Takeda Pharmaceutical Co. Ltd. (Japan)	132,800	3,693,685
Teva Pharmaceutical Industries Ltd. (Israel), ADR*	148,000	2,088,280
Viatris, Inc.(a)	29,474	351,920
Zoetis, Inc.	11,228	1,899,890
		335,768,934
Professional Services — 0.4%
Adecco Group AG (Switzerland)	8,630	341,423

A11

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Professional Services (cont’d.)
Automatic Data Processing, Inc.	46,685	$11,659,112
Broadridge Financial Solutions, Inc.	2,731	559,473
Bureau Veritas SA (France)	20,325	620,593
Computershare Ltd. (Australia)	45,327	772,050
Dayforce, Inc.*(a)	3,883	257,093
Dun & Bradstreet Holdings, Inc.	668,500	6,711,740
Equifax, Inc.	2,928	783,298
Experian PLC	76,326	3,325,749
Jacobs Solutions, Inc.	2,938	451,659
Leidos Holdings, Inc.	52,738	6,913,424
Paychex, Inc.(a)	7,851	964,103
Paycom Software, Inc.	1,195	237,817
Recruit Holdings Co. Ltd. (Japan)	98,200	4,311,648
RELX PLC (United Kingdom)	121,712	5,248,884
Robert Half, Inc.(a)	2,619	207,634
Teleperformance SE (France)	2,602	252,745
Verisk Analytics, Inc.	3,468	817,512
Wolters Kluwer NV (Netherlands)	37,811	5,920,819
		50,356,776
Real Estate Management & Development — 0.2%
Capitaland India Trust (Singapore), UTS	549,181	427,045
CBRE Group, Inc. (Class A Stock)*	7,583	737,371
CoStar Group, Inc.*	9,983	964,358
Daito Trust Construction Co. Ltd. (Japan)	13,800	1,574,342
Daiwa House Industry Co. Ltd. (Japan)	68,400	2,035,955
Henderson Land Development Co. Ltd. (Hong Kong)	96,000	274,143
Hongkong Land Holdings Ltd. (Hong Kong)	113,600	348,808
Hulic Co. Ltd. (Japan)	105,600	1,084,548
Jones Lang LaSalle, Inc.*	17,800	3,472,602
KE Holdings, Inc. (China), ADR(a)	112,221	1,540,794
Mitsubishi Estate Co. Ltd. (Japan)	145,600	2,656,615
Mitsui Fudosan Co. Ltd. (Japan)	299,700	3,231,208
New World Development Co. Ltd. (Hong Kong)	446,000	471,548
Nomura Real Estate Holdings, Inc. (Japan)	113,100	3,195,223
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	28,000	230,506
Zillow Group, Inc. (Class A Stock)*	29,200	1,397,512
		23,642,578
Residential REITs — 0.1%
AvalonBay Communities, Inc.	17,637	3,272,722
Camden Property Trust(a)	15,622	1,537,205
Equity Residential	147,634	9,317,182
Essex Property Trust, Inc.(a)	1,435	351,302
Invitation Homes, Inc.	14,120	502,813
Mid-America Apartment Communities, Inc.	2,732	359,477
UDR, Inc.	7,630	285,438
		15,626,139
	Shares	Value

Common Stocks (continued)
Retail REITs — 0.1%
Federal Realty Investment Trust(a)	1,894	$193,415
Japan Metropolitan Fund Investment Corp. (Japan)	382	238,021
Kimco Realty Corp.	131,453	2,577,793
Klepierre SA (France)	91,110	2,358,434
Realty Income Corp.	37,853	2,047,847
Regency Centers Corp.	4,018	243,330
Scentre Group (Australia)	982,997	2,170,973
Simon Property Group, Inc.	7,860	1,230,012
Unibail-Rodamco-Westfield (France)*	26,089	2,098,764
Vicinity Ltd. (Australia)	1,105,011	1,533,793
		14,692,382
Semiconductors & Semiconductor Equipment — 4.3%
Advanced Micro Devices, Inc.*	121,842	21,991,263
Advantest Corp. (Japan)	86,433	3,839,601
Alchip Technologies Ltd. (Taiwan)	12,142	1,201,529
Analog Devices, Inc.	58,383	11,547,574
Applied Materials, Inc.	105,623	21,782,631
ASM International NV (Netherlands)	11,866	7,266,768
ASML Holding NV (Netherlands) (XAMS)	39,791	38,575,856
ASML Holding NV (Netherlands) (NYSE)	5,538	5,374,463
BE Semiconductor Industries NV (Netherlands)	9,670	1,481,237
Broadcom, Inc.	39,435	52,267,543
Disco Corp. (Japan)	23,038	8,421,161
Enphase Energy, Inc.*(a)	3,326	402,379
First Solar, Inc.*	2,488	419,974
Infineon Technologies AG (Germany)	46,534	1,582,414
Intel Corp.	596,917	26,365,824
KLA Corp.	3,295	2,301,788
Lam Research Corp.	23,977	23,295,334
Lasertec Corp. (Japan)	8,400	2,394,254
Microchip Technology, Inc.	30,000	2,691,300
Micron Technology, Inc.	159,962	18,857,920
Monolithic Power Systems, Inc.	1,182	800,710
Novatek Microelectronics Corp. (Taiwan)	41,000	754,801
NVIDIA Corp.	238,746	215,721,336
NXP Semiconductors NV (China)	57,617	14,275,764
ON Semiconductor Corp.*	10,585	778,527
Qorvo, Inc.*	64,532	7,410,210
QUALCOMM, Inc.	141,334	23,927,846
Renesas Electronics Corp. (Japan)	280,800	5,004,041
SCREEN Holdings Co. Ltd. (Japan)	6,100	790,895
Skyworks Solutions, Inc.	3,852	417,249
STMicroelectronics NV (Singapore)	37,796	1,626,675
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	93,103	12,666,663
Teradyne, Inc.(a)	14,738	1,662,889
Texas Instruments, Inc.	55,331	9,639,214
Tokyo Electron Ltd. (Japan)	37,100	9,662,664
Universal Display Corp.	3,014	507,708
		557,708,005

A12

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Software — 4.1%
Adobe, Inc.*	47,565	$24,001,299
ANSYS, Inc.*	2,112	733,202
Autodesk, Inc.*	9,360	2,437,531
Cadence Design Systems, Inc.*	47,143	14,674,673
Check Point Software Technologies Ltd. (Israel)*(a)	22,920	3,759,109
Constellation Software, Inc. (Canada)	874	2,387,361
Crowdstrike Holdings, Inc. (Class A Stock)*	28,400	9,104,756
CyberArk Software Ltd.*	18,755	4,981,891
Dassault Systemes SE (France)	54,937	2,431,906
Fair Isaac Corp.*	611	763,512
Fortinet, Inc.*	15,454	1,055,663
Gen Digital, Inc.	13,796	309,030
HubSpot, Inc.*	1,400	877,184
Informatica, Inc. (Class A Stock)*	25,500	892,500
Intuit, Inc.	21,904	14,237,600
Microsoft Corp.	765,024	321,860,897
Monday.com Ltd.*	20,203	4,563,252
Nemetschek SE (Germany)	21,510	2,129,124
Nice Ltd. (Israel)*	12,876	3,350,863
Oracle Corp.	116,244	14,601,409
Oracle Corp. (Japan)	16,800	1,263,379
Palo Alto Networks, Inc.*(a)	7,634	2,169,048
PTC, Inc.*	2,792	527,521
Roper Technologies, Inc.(a)	9,713	5,447,439
Salesforce, Inc.	109,757	33,056,613
SAP SE (Germany)	60,349	11,751,097
ServiceNow, Inc.*	26,969	20,561,166
Synopsys, Inc.*	11,988	6,851,142
Temenos AG (Switzerland)	5,736	410,298
Teradata Corp.*	35,800	1,384,386
Trend Micro, Inc. (Japan)	27,400	1,391,556
Tyler Technologies, Inc.*	976	414,810
Workday, Inc. (Class A Stock)*	34,500	9,409,875
Xero Ltd. (New Zealand)*	10,020	870,031
Zoom Video Communications, Inc. (Class A Stock)*	38,800	2,536,356
		527,197,479
Specialized REITs — 0.3%
American Tower Corp.	11,405	2,253,514
Crown Castle, Inc.	43,216	4,573,549
Digital Realty Trust, Inc.	7,249	1,044,146
Equinix, Inc.	4,255	3,511,779
Extra Space Storage, Inc.	5,134	754,698
Gaming & Leisure Properties, Inc.	66,750	3,075,173
Iron Mountain, Inc.	102,047	8,185,190
Public Storage	37,636	10,916,698
SBA Communications Corp.	2,646	573,388
VICI Properties, Inc.	27,656	823,872
Weyerhaeuser Co.	70,136	2,518,584
		38,230,591
Specialty Retail — 1.0%
AutoZone, Inc.*	3,011	9,489,618
Bath & Body Works, Inc.	57,615	2,881,902
	Shares	Value

Common Stocks (continued)
Specialty Retail (cont’d.)
Best Buy Co., Inc.(a)	27,201	$2,231,298
CarMax, Inc.*(a)	3,912	340,774
Fast Retailing Co. Ltd. (Japan)	10,900	3,377,105
Gap, Inc. (The)	39,600	1,090,980
Home Depot, Inc. (The)	87,346	33,505,926
Industria de Diseno Textil SA (Spain)	207,627	10,455,326
Lowe’s Cos., Inc.	118,206	30,110,614
Murphy USA, Inc.	1,900	796,480
O’Reilly Automotive, Inc.*	1,429	1,613,170
Petco Health & Wellness Co., Inc.*(a)	579,600	1,321,488
Ross Stores, Inc.	19,959	2,929,183
TJX Cos., Inc. (The)	187,194	18,985,216
Tractor Supply Co.(a)	2,632	688,847
Ulta Beauty, Inc.*	13,315	6,962,147
USS Co. Ltd. (Japan)	67,600	558,859
		127,338,933
Technology Hardware, Storage & Peripherals — 2.2%
Apple, Inc.	1,377,829	236,270,117
Brother Industries Ltd. (Japan)	95,100	1,763,746
Canon, Inc. (Japan)	47,500	1,415,265
Dell Technologies, Inc. (Class C Stock)	42,972	4,903,535
Hewlett Packard Enterprise Co.	571,895	10,139,698
HP, Inc.	145,762	4,404,928
Logitech International SA (Switzerland)	43,749	3,920,318
NetApp, Inc.	5,274	553,612
Samsung Electronics Co. Ltd. (South Korea)	114,633	6,889,158
Seagate Technology Holdings PLC	57,371	5,338,371
Seiko Epson Corp. (Japan)	56,000	979,582
Super Micro Computer, Inc.*(a)	1,200	1,212,036
Western Digital Corp.*	50,554	3,449,805
Wistron Corp. (Taiwan)	273,011	1,028,455
		282,268,626
Textiles, Apparel & Luxury Goods — 0.6%
adidas AG (Germany)	5,628	1,257,458
Brunello Cucinelli SpA (Italy)	30,532	3,489,433
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	43,654	6,645,903
Deckers Outdoor Corp.*	10,900	10,259,734
Hermes International SCA (France)	5,318	13,591,643
Lululemon Athletica, Inc.*	20,747	8,104,815
LVMH Moet Hennessy Louis Vuitton SE (France)	29,612	26,644,781
Moncler SpA (Italy)	7,775	580,176
NIKE, Inc. (Class B Stock)	29,684	2,789,702
Pandora A/S (Denmark)	15,803	2,550,700
Ralph Lauren Corp.	17,456	3,277,539
Tapestry, Inc.	5,711	271,158
VF Corp.	8,167	125,282
		79,588,324
Tobacco — 0.2%
Altria Group, Inc.	183,467	8,002,831
British American Tobacco PLC (United Kingdom)	173,526	5,266,704

A13

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Tobacco (cont’d.)
Imperial Brands PLC (United Kingdom)	153,315	$3,427,297
Japan Tobacco, Inc. (Japan)	116,400	3,103,448
Philip Morris International, Inc.	106,205	9,730,502
		29,530,782
Trading Companies & Distributors — 0.3%
AerCap Holdings NV (Ireland)*	15,800	1,373,178
Ashtead Group PLC (United Kingdom)	18,185	1,295,303
Brenntag SE (Germany)	17,216	1,450,983
Bunzl PLC (United Kingdom)	30,752	1,183,264
Fastenal Co.(a)	14,000	1,079,960
Ferguson PLC	12,293	2,685,160
Finning International, Inc. (Canada)	32,527	955,963
ITOCHU Corp. (Japan)	74,200	3,187,602
Marubeni Corp. (Japan)	22,800	394,888
Mitsubishi Corp. (Japan)	331,000	7,649,817
Mitsui & Co. Ltd. (Japan)	128,100	5,988,879
Reece Ltd. (Australia)	19,785	362,258
Seven Group Holdings Ltd. (Australia)	21,900	581,963
Toyota Tsusho Corp. (Japan)	49,000	3,364,872
United Rentals, Inc.	3,416	2,463,312
W.W. Grainger, Inc.	6,353	6,462,907
Watsco, Inc.(a)	4,393	1,897,644
		42,377,953
Transportation Infrastructure — 0.0%
Aena SME SA (Spain), 144A	13,017	2,563,744
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	66,939	1,087,034
		3,650,778
Water Utilities — 0.0%
American Water Works Co., Inc.	44,407	5,426,979
Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	203,100	6,005,001
SoftBank Corp. (Japan)	48,300	621,860
SoftBank Group Corp. (Japan)	34,100	2,025,041
Tele2 AB (Sweden) (Class B Stock)	111,842	918,386
T-Mobile US, Inc.	12,454	2,032,742
Vodafone Group PLC (United Kingdom)	1,302,636	1,155,341
		12,758,371

Total Common Stocks (cost $5,432,724,123)		6,445,647,344
Preferred Stocks — 0.1%
Automobiles — 0.1%
Bayerische Motoren Werke AG (Germany) (PRFC)	4,662	500,244
Dr. Ing. h.c. F. Porsche AG (Germany) (PRFC), 144A	16,225	1,613,704
Volkswagen AG (Germany) (PRFC)	11,647	1,544,673
		3,658,621
	Shares	Value

Preferred Stocks (continued)
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	38,831	$3,121,083
Metals & Mining — 0.0%
Gerdau SA (Brazil) (PRFC)	139,945	619,448

Total Preferred Stocks (cost $7,217,782)		7,399,152
Unaffiliated Exchange-Traded Funds — 3.8%
iShares Core S&P 500 ETF	109,890	57,772,470
iShares Core U.S. Aggregate Bond ETF	1,146,304	112,269,014
iShares JP Morgan USD Emerging Markets Bond ETF	141,871	12,721,572
iShares MSCI EAFE ETF(a)	462,500	36,935,250
iShares Russell 1000 Growth ETF	282,393	95,180,561
iShares Russell 1000 Value ETF	342,539	61,352,160
SPDR S&P 500 ETF Trust	165,960	86,808,697
Vanguard Total Bond Market ETF	339,255	24,640,091

Total Unaffiliated Exchange-Traded Funds (cost $428,459,719)		487,679,815

	Units
Warrants* — 0.0%
Pharmaceuticals — 0.0%
Optinose, Inc., expiring 11/23/27	6,012	—
Software — 0.0%
Constellation Software, Inc. (Canada), expiring 03/31/40^	747	2,488

Total Warrants (cost $60)		2,488

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 2.5%
Automobiles — 0.0%
Avis Budget Rental Car Funding AESOP LLC,
Series 2024-03A, Class A, 144A
5.230%	12/20/30		400	399,682
Chesapeake Funding II LLC,
Series 2021-01A, Class A1, 144A
0.470%	04/15/33		141	137,725
Enterprise Fleet Financing LLC,
Series 2024-01, Class A2, 144A
5.230%	03/20/30		500	499,174
Exeter Automobile Receivables Trust,
Series 2020-01A, Class D, 144A
2.730%	12/15/25		198	196,450
Series 2021-03A, Class D
1.550%	06/15/27		700	660,361
Ford Auto Securitization Trust (Canada),
Series 2021-AA, Class C, 144A
2.700%	04/15/29	CAD	400	276,727

A14

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Ford Credit Auto Owner Trust,
Series 2020-02, Class B, 144A
1.490%	04/15/33		125	$117,232
Series 2023-02, Class D, 144A
6.600%	02/15/36		300	303,796
Ford Credit Floorplan Master Owner Trust,
Series 2023-01, Class A1, 144A
4.920%	05/15/28		500	497,534
JPMorgan Chase Bank, NA,
Series 2021-01, Class D, 144A
1.174%	09/25/28		19	18,770
Series 2021-03, Class D, 144A
1.009%	02/26/29		57	55,058
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27		315	310,622
Santander Drive Auto Receivables Trust,
Series 2023-06, Class B
5.980%	04/16/29		100	101,636
Wheels SPV 2 LLC,
Series 2021-01A, Class A, 144A, 1 Month SOFR + 0.394% (Cap N/A, Floor 0.000%)
5.723%(c)	08/20/29		263	263,157
World Omni Select Auto Trust,
Series 2021-A, Class D
1.440%	11/15/27		200	186,542
				4,024,466
Collateralized Loan Obligations — 2.5%
AGL Core CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1, 144A, 3 Month SOFR + 1.652% (Cap N/A, Floor 1.390%)
6.969%(c)	04/20/32		3,441	3,443,352
Allegro CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
6.676%(c)	07/15/31		954	954,853
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2021-21A, Class A, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.789%(c)	10/20/34		5,000	4,997,438
Anchorage Capital Europe CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)
4.818%(c)	04/25/34	EUR	1,753	1,871,927
Ares European CLO DAC (Ireland),
Series 11A, Class A1R, 144A, 3 Month EURIBOR + 0.770% (Cap N/A, Floor 0.770%)
4.712%(c)	04/15/32	EUR	5,849	6,237,746
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2017-02A, Class BR2, 144A, 3 Month SOFR + 1.862% (Cap N/A, Floor 1.600%)
7.186%(c)	07/25/34		1,082	1,081,683
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
6.678%(c)	10/17/32		2,855	2,860,868
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.699%(c)	01/20/32		997	$998,204
Barings CLO Ltd. (Cayman Islands),
Series 2020-02A, Class AR, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 1.010%)
6.586%(c)	10/15/33		569	569,289
Battalion CLO Ltd. (Cayman Islands),
Series 2016-10A, Class A1R2, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.750%(c)	01/25/35		2,000	2,000,785
Series 2018-12A, Class A1, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)
6.651%(c)	05/17/31		970	971,346
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2020-21A, Class A1R, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.746%(c)	10/15/34		12,650	12,653,108
BlueMountain CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1R2, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.701%(c)	08/20/32		12,250	12,253,515
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
4.542%(c)	04/15/31	EUR	2,128	2,272,435
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
4.932%(c)	10/15/35	EUR	9,145	9,770,077
CBAM Ltd. (Cayman Islands),
Series 2019-11RA, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.759%(c)	01/20/35		1,315	1,312,216
Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)
6.759%(c)	07/20/34		2,553	2,552,748
CIFC Funding Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 0.000%)
6.560%(c)	04/18/31		649	649,027
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 0.000%)
6.619%(c)	04/20/31		1,416	1,417,477
Series 2021-05A, Class A, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.402%)
6.716%(c)	07/15/34		2,766	2,771,289
Clover CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.362%)
6.686%(c)	10/25/33		1,480	1,480,012
Columbia Cent CLO Ltd. (Cayman Islands),
Series 2018-28A, Class A2R, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 1.700%)
7.278%(c)	11/07/30		500	500,295

A15

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2018-28A, Class BR, 144A, 3 Month SOFR + 2.412% (Cap N/A, Floor 2.150%)
7.728%(c)	11/07/30		253	$252,425
CQS US CLO Ltd. (United Kingdom),
Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.890% (Cap N/A, Floor 1.890%)
7.209%(c)	01/25/37		8,000	7,993,235
Crown Point CLO Ltd. (Cayman Islands),
Series 2021-11A, Class A, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.698%(c)	01/17/34		6,000	5,993,308
CVC Cordatus Loan Fund DAC (Ireland),
Series 15A, Class AR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)
4.835%(c)	08/26/32	EUR	7,500	8,038,643
Elevation CLO Ltd. (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month SOFR + 1.542% (Cap N/A, Floor 1.542%)
6.856%(c)	07/15/29		54	54,251
Series 2018-09A, Class A1, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.382%)
6.696%(c)	07/15/31		1,939	1,941,909
Series 2021-14A, Class A1, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.779%(c)	10/20/34		6,500	6,505,512
Elmwood CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 1.240%)
6.816%(c)	04/15/33		941	941,943
Fidelity Grand Harbour CLO DAC (Ireland),
Series 2021-01A, Class A, 144A, 3 Month EURIBOR + 1.000% (Cap N/A, Floor 1.000%)
4.942%(c)	10/15/34	EUR	4,250	4,547,418
Generate CLO Ltd. (Cayman Islands),
Series 07A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
6.919%(c)	04/22/37		17,750	17,759,738
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 0.000%)
6.586%(c)	04/15/31		2,588	2,590,377
Greywolf CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.140%)
6.717%(c)	04/15/34		2,128	2,128,826
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)
6.758%(c)	10/20/31		1,702	1,703,221
Series 2020-03RA, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.290%)
6.868%(c)	04/15/33		2,128	2,135,091
Henley CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)
4.848%(c)	04/25/34	EUR	1,064	1,137,075
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
HPS Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 0.000%)
6.534%(c)	02/05/31		151	$150,175
ICG US CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.322% (Cap N/A, Floor 0.000%)
6.639%(c)	04/21/31		891	890,664
Indigo Credit Management I DAC (Ireland),
Series 01A, Class B, 144A, 3 Month EURIBOR + 2.600% (Cap N/A, Floor 2.600%)
6.644%(c)	10/15/37	EUR	4,250	4,628,799
Invesco Euro CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)
4.592%(c)	07/15/31	EUR	2,553	2,724,890
Jamestown CLO Ltd. (Cayman Islands),
Series 2018-06RA, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.736%(c)	04/25/30		364	364,888
Series 2019-14A, Class A1AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.779%(c)	10/20/34		9,000	8,995,500
KKR CLO Ltd.,
Series 30A, Class A1R, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)
6.598%(c)	10/17/31		1,895	1,898,141
LCM Ltd. (Cayman Islands),
Series 34A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.749%(c)	10/20/34		12,250	12,237,145
Madison Park Euro Funding DAC (Ireland),
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.800% (Cap N/A, Floor 0.800%)
4.742%(c)	07/15/32	EUR	4,750	5,080,389
Madison Park Funding Ltd. (Cayman Islands),
Series 2016-21A, Class AARR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.342%)
6.656%(c)	10/15/32		1,975	1,975,709
Series 2018-30A, Class A, 144A, 3 Month SOFR + 1.012% (Cap N/A, Floor 1.012%)
6.326%(c)	04/15/29		1,123	1,123,337
Series 2019-34A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.706%(c)	04/25/32		1,489	1,491,385
Series 2021-59A, Class A, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)
6.700%(c)	01/18/34		8,500	8,501,700
Marble Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.786%(c)	10/15/34		12,500	12,509,375
MidOcean Credit CLO (Cayman Islands),
Series 2013-02A, Class BR, 144A, 3 Month SOFR + 1.912% (Cap N/A, Floor 1.912%)
7.231%(c)	01/29/30		448	447,163

A16

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
6.588%(c)	10/12/30		1,476	$1,477,390
Series 2015-09A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 0.000%)
6.696%(c)	07/15/31		2,011	2,011,936
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 1.250%)
6.826%(c)	10/15/34		1,500	1,498,230
Oaktree CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.110%)
6.689%(c)	04/22/30		7,250	7,258,610
Series 2019-01A, Class BR, 144A, 3 Month SOFR + 2.012% (Cap N/A, Floor 1.750%)
7.329%(c)	04/22/30		300	299,704
Series 2019-01A, Class CR, 144A, 3 Month SOFR + 2.612% (Cap N/A, Floor 2.350%)
7.929%(c)	04/22/30		250	248,481
Ocean Trails CLO (Cayman Islands),
Series 2020-09A, Class A1R, 144A, 3 Month SOFR + 1.482% (Cap N/A, Floor 1.220%)
6.796%(c)	10/15/34		4,000	4,009,162
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)
6.666%(c)	04/26/31		2,977	2,980,799
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 0.000%)
6.658%(c)	04/17/31		3,993	3,998,409
Series 2015-11A, Class A1R, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 0.000%)
6.829%(c)	10/30/30		1,003	1,003,303
Series 2018-18A, Class A, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)
6.596%(c)	04/15/31		767	766,926
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)
6.708%(c)	01/17/31		441	441,306
Palmer Square European CLO DAC (Ireland),
Series 2022-02A, Class AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)
5.517%(c)	01/15/38	EUR	8,000	8,654,621
Parallel Ltd. (Cayman Islands),
Series 2020-01A, Class A2R, 144A, 3 Month SOFR + 2.112% (Cap N/A, Floor 1.850%)
7.429%(c)	07/20/34		588	590,179
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.756%(c)	10/15/34		6,000	6,000,304
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
PPM CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.726%(c)	07/15/31		1,760	$1,760,604
Race Point CLO Ltd. (Cayman Islands),
Series 2013-08A, Class AR2, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 1.040%)
6.621%(c)	02/20/30		160	160,317
Rad CLO Ltd. (Cayman Islands),
Series 2023-19A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)
7.318%(c)	04/20/35		2,000	2,007,534
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)
6.739%(c)	10/20/31		2,997	2,997,647
Series 2021-03A, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.759%(c)	10/20/34		6,000	6,000,998
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)
6.656%(c)	01/26/31		659	658,827
Series 2013-02RA, Class A1, 144A, 3 Month SOFR + 1.212% (Cap N/A, Floor 0.000%)
6.526%(c)	04/15/29		60	59,974
St. Pauls CLO (Netherlands),
Series 11A, Class AR, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)
4.782%(c)	01/17/32	EUR	7,500	8,042,846
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)
4.778%(c)	04/25/30	EUR	731	785,289
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)
4.643%(c)	02/20/30	EUR	2,235	2,393,692
Symphony CLO Ltd. (Cayman Islands),
Series 2018-19A, Class A, 144A, 3 Month SOFR + 1.222% (Cap N/A, Floor 0.960%)
6.536%(c)	04/16/31		265	265,132
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.761%(c)	10/29/34		4,530	4,534,942
Series 2021-02A, Class AS, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.766%(c)	07/25/34		2,128	2,132,521
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 0.000%)
6.818%(c)	01/17/30		686	687,126
Toro European CLO DAC (Ireland),
Series 09A, Class A, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)
5.547%(c)	04/15/37	EUR	9,000	9,723,578

A17

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Trimaran Cavu Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.787%(c)	04/23/32	2,547	$2,550,935
Trinitas CLO Ltd. (Cayman Islands),
Series 2021-16A, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.759%(c)	07/20/34	4,910	4,905,064
Trinitas CLO Ltd. (Bermuda),
Series 2024-24A, Class A1, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)
6.878%(c)	04/25/37	8,250	8,246,360
Venture CLO Ltd. (Cayman Islands),
Series 2020-39A, Class A1, 144A, 3 Month SOFR + 1.542% (Cap N/A, Floor 1.542%)
6.856%(c)	04/15/33	629	630,211
Wellfleet CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
6.678%(c)	07/17/31	1,554	1,554,376
Series 2019-XA, Class A1R, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 0.000%)
6.749%(c)	07/20/32	2,701	2,699,448
Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.728%(c)	01/17/31	883	883,954
Whitebox CLO Ltd. (Cayman Islands),
Series 2019-01A, Class ANAR, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)
6.710%(c)	07/24/32	12,290	12,295,585
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.786%(c)	10/15/34	2,995	2,992,457
			320,570,699
Consumer Loans — 0.0%
Affirm Asset Securitization Trust,
Series 2021-Z01, Class A, 144A
1.070%	08/15/25	28	27,414
Series 2021-Z02, Class A, 144A
1.170%	11/16/26	117	114,363
Series 2022-X01, Class A, 144A
1.750%	02/15/27	12	12,030
BHG Securitization Trust,
Series 2021-B, Class A, 144A
0.900%	10/17/34	41	40,167
Series 2022-A, Class A, 144A
1.710%	02/20/35	351	344,566
Lendmark Funding Trust,
Series 2021-01A, Class A, 144A
1.900%	11/20/31	185	169,185
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35	300	279,408
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Consumer Loans (cont’d.)
Series 2023-01A, Class D, 144A
7.490%	06/14/38		200	$205,761
Series 2023-02A, Class C, 144A
6.740%	09/15/36		100	101,407
Series 2023-02A, Class D, 144A
7.520%	09/15/36		200	205,041
SoFi Consumer Loan Program Trust,
Series 2021-01, Class B, 144A
1.300%	09/25/30		21	21,495
Series 2021-01, Class C, 144A
1.610%	09/25/30		200	196,021
Series 2021-01, Class D, 144A
2.040%	09/25/30		200	187,599
				1,904,457
Credit Cards — 0.0%
NewDay Funding (United Kingdom),
Series 2024-01A, Class A, 144A, SONIA + 1.180% (Cap N/A, Floor 0.000%)
6.385%(c)	03/15/32	GBP	700	884,654
Home Equity Loans — 0.0%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
6.084%(c)	05/25/34		17	16,289
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month SOFR + 1.614% (Cap 11.000%, Floor 1.500%)
6.944%(c)	03/25/43		8	7,484
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)
7.019%(c)	03/25/54		25	25,112
MASTR Asset-Backed Securities Trust,
Series 2004-OPT02, Class A2, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)
6.144%(c)	09/25/34		12	10,611
Option One Mortgage Accept Corp., Asset-Backed Certificates,
Series 2003-05, Class A2, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
6.084%(c)	08/25/33		14	14,075
Towd Point Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
5.848%(cc)	01/25/64		98	97,970
				171,541
Other — 0.0%
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month SOFR + 2.914% (Cap N/A, Floor 2.800%)
8.244%(c)	06/25/24		235	233,379

A18

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities — 0.0%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2004-R01, Class A2, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.600%)
6.044%(c)	02/25/34		4	$3,694
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W10, Class A2, 1 Month SOFR + 0.894% (Cap N/A, Floor 0.780%)
4.098%(c)	10/25/34		9	8,516
Countrywide Asset-Backed Certificates Trust,
Series 2004-BC04, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)
6.494%(c)	11/25/34		3	2,801
Merrill Lynch Mortgage Investors Trust,
Series 2004-WMC03, Class M2, 1 Month SOFR + 1.959% (Cap N/A, Floor 1.845%)
7.289%(c)	01/25/35		9	9,109
Rathlin Residential DAC (Ireland),
Series 2021-01A, Class A, 144A, 1 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)
5.886%(c)	09/27/75	EUR	236	251,719
Structured Asset Investment Loan Trust,
Series 2004-BNC01, Class A4, 1 Month SOFR + 1.054% (Cap N/A, Floor 0.940%)
6.375%(c)	09/25/34		36	35,724
				311,563
Student Loans — 0.0%
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48		56	52,090
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46		99	93,561
				145,651

Total Asset-Backed Securities (cost $332,804,084)				328,246,410
Commercial Mortgage-Backed Securities — 0.1%
BANK,
Series 2017-BNK06, Class A4
3.254%	07/15/60		85	80,350
Series 2018-BN13, Class A4
3.953%	08/15/61		320	306,206
Series 2019-BN20, Class A2
2.758%	09/15/62		390	343,049
Series 2019-BN24, Class A3
2.960%	11/15/62		135	120,784
Series 2021-BN34, Class A5
2.438%	06/15/63		165	133,914
Barclays Commercial Mortgage Securities Trust,
Series 2019-C04, Class A4
2.661%	08/15/52		285	259,787
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
BPR Trust,
Series 2021-TY, Class C, 144A, 1 Month SOFR + 1.814% (Cap N/A, Floor 1.700%)
7.140%(c)	09/15/38		200	$197,542
Series 2021-TY, Class D, 144A, 1 Month SOFR + 2.464% (Cap N/A, Floor 2.350%)
7.790%(c)	09/15/38		450	443,531
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A4
2.624%	11/15/52		790	698,903
CD Mortgage Trust,
Series 2017-CD05, Class A3
3.171%	08/15/50		255	239,151
Series 2019-CD08, Class A3
2.657%	08/15/57		705	625,279
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49		286	271,854
Series 2016-C07, Class A2
3.585%	12/10/54		251	238,541
Citigroup Commercial Mortgage Trust,
Series 2015-GC31, Class A3
3.497%	06/10/48		575	560,927
Series 2017-C04, Class A3
3.209%	10/12/50		233	218,113
Series 2019-GC41, Class A4
2.620%	08/10/56		280	246,602
Commercial Mortgage Trust,
Series 2014-UBS06, Class A4
3.378%	12/10/47		168	165,915
Series 2015-LC21, Class A3
3.445%	07/10/48		358	350,598
Series 2015-LC23, Class A3
3.521%	10/10/48		365	357,025
Series 2016-COR01, Class A3
2.826%	10/10/49		336	317,409
CSAIL Commercial Mortgage Trust,
Series 2017-CX10, Class A4
3.191%	11/15/50		215	201,611
Series 2018-CX12, Class A3 (original cost $220,902; purchased 07/09/21)(f)
3.959%	08/15/51		195	185,486
Series 2019-C17, Class A4
2.763%	09/15/52		105	92,458
Deco DAC (United Kingdom),
Series 2019-RAM, Class A, SONIA + 2.007% (Cap N/A, Floor 2.007%)
7.229%(c)	08/07/30	GBP	384	480,910
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4
2.632%	08/10/49		227	214,674
FHLMC Multifamily Structured Pass-Through Certificates,
Series K040, Class X1, IO
0.646%(cc)	09/25/24		109	164
Series K052, Class X1, IO
0.625%(cc)	11/25/25		9,164	74,846

A19

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
Series K055, Class X1, IO
1.334%(cc)	03/25/26		2,152	$48,235
Series K097, Class X1, IO
1.090%(cc)	07/25/29		1,171	55,173
Series K131, Class X1, IO
0.728%(cc)	07/25/31		11,370	487,894
Series K736, Class X1, IO
1.281%(cc)	07/25/26		156	3,467
Series K741, Class X1, IO
0.566%(cc)	12/25/27		154	2,712
GS Mortgage Securities Corp. Trust,
Series 2021-IP, Class D, 144A, 1 Month SOFR + 2.214% (Cap N/A, Floor 2.100%)
7.540%(c)	10/15/36		260	250,115
Series 2021-IP, Class E, 144A, 1 Month SOFR + 3.664% (Cap N/A, Floor 3.550%)
8.990%(c)	10/15/36		420	413,084
GS Mortgage Securities Trust,
Series 2014-GC26, Class A4
3.364%	11/10/47		118	116,610
Series 2019-GC42, Class A3
2.749%	09/10/52		625	554,838
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A4A1
3.408%	11/15/47		520	513,772
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2022-ACB, Class D, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
8.219%(c)	03/15/39		300	292,925
Series 2022-ACB, Class E, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 3.350%)
8.669%(c)	03/15/39		850	819,957
Morgan Stanley Capital I Trust,
Series 2016-UB12, Class A4
3.596%	12/15/49		140	131,757
Series 2019-H07, Class A3
3.005%	07/15/52		50	45,030
Series 2019-MEAD, Class D, 144A
3.177%(cc)	11/10/36		500	442,132
One Bryant Park Trust,
Series 2019-OBP, Class A, 144A
2.516%	09/15/54		140	119,554
ONE Mortgage Trust,
Series 2021-PARK, Class D, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)
6.939%(c)	03/15/36		110	102,866
Taurus DAC (United Kingdom),
Series 2021-UK4A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)
7.321%(c)	08/17/31	GBP	895	1,120,354
UBS Commercial Mortgage Trust,
Series 2018-C12, Class A4 (original cost $367,936; purchased 07/09/21)(f)
4.030%	08/15/51		325	310,891
Series 2019-C16, Class A3
3.344%	04/15/52		280	260,034
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust,
Series 2017-C38, Class A4
3.190%	07/15/50		248	$234,644
Series 2017-C41, Class A3
3.210%	11/15/50		420	393,965
Series 2019-C49, Class A3
3.749%	03/15/52		375	364,604
Series 2019-C52, Class A4
2.643%	08/15/52		180	161,028
Series 2021-C59, Class A5
2.626%	04/15/54		100	84,963

Total Commercial Mortgage-Backed Securities (cost $16,356,770)				14,756,233
Corporate Bonds — 2.0%
Aerospace & Defense — 0.0%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.625%	02/01/31		815	717,625
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.125%	06/15/26(a)		86	87,182
7.500%	02/01/29(a)		75	77,250
7.875%	04/15/27(a)		2,671	2,671,000
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
4.950%	10/15/25		270	269,852
TransDigm, Inc.,
Gtd. Notes
4.625%	01/15/29		170	157,800
				3,980,709
Agriculture — 0.0%
Altria Group, Inc.,
Gtd. Notes
3.125%	06/15/31	EUR	815	820,704
BAT International Finance PLC (United Kingdom),
Gtd. Notes, EMTN
1.250%	03/13/27	EUR	204	206,088
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29		1,770	1,639,739
				2,666,531
Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26		41	40,950
5.750%	04/20/29		715	701,394
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26		1,315	1,271,678
4.625%	04/15/29		270	251,179
				2,265,201

A20

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Apparel — 0.0%
Levi Strauss & Co.,
Sr. Unsec’d. Notes, 144A
3.500%	03/01/31		145	$127,483
William Carter Co. (The),
Gtd. Notes, 144A
5.625%	03/15/27		1,810	1,796,240
				1,923,723
Auto Manufacturers — 0.0%
Daimler Truck Finance North America LLC (Germany),
Gtd. Notes, 144A
5.500%	09/20/33		195	197,644
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32		525	436,982
4.750%	01/15/43		12	9,941
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.664%	09/08/24		1,475	1,459,331
4.000%	11/13/30		363	324,355
6.798%	11/07/28(a)		200	208,645
6.800%	05/12/28		675	700,839
General Motors Financial Co., Inc.,
Gtd. Notes
4.300%	07/13/25		310	305,195
Sr. Unsec’d. Notes
6.050%	10/10/25		160	161,219
Mercedes-Benz Finance North America LLC (Germany),
Gtd. Notes, 144A
5.375%	11/26/25		185	185,609
Volkswagen International Finance NV (Germany),
Gtd. Notes
3.875%(ff)	06/17/29(oo)	EUR	800	800,593
				4,790,353
Auto Parts & Equipment — 0.0%
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25		46	45,713
Dana, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/30(a)		50	44,179
5.625%	06/15/28(a)		475	463,488
Phinia, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	04/15/29		365	368,552
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28		1,425	1,300,060
				2,221,992
Banks — 0.3%
ABN AMRO Bank NV (Netherlands),
Covered Bonds, EMTN
0.400%	09/17/41	EUR	200	135,598
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Non-Preferred Notes, 144A, MTN
6.575%(ff)	10/13/26		500	$505,228
Agricultural Development Bank of China (China),
Sr. Unsec’d. Notes
3.800%	10/27/30	CNH	11,500	1,684,074
Banco BPI SA (Portugal),
Covered Bonds
3.625%	07/04/28	EUR	600	657,889
Banco de Sabadell SA (Spain),
Sr. Preferred Notes, EMTN
4.000%(ff)	01/15/30	EUR	200	218,364
Bank Gospodarstwa Krajowego (Poland),
Gov’t. Gtd. Notes, 144A, MTN
5.375%	05/22/33		200	199,000
Gov’t. Gtd. Notes, EMTN
4.000%	09/08/27	EUR	200	218,335
Bank of America Corp.,
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32(a)		595	492,727
5.933%(ff)	09/15/27		185	187,511
Sr. Unsec’d. Notes, MTN
3.194%(ff)	07/23/30		103	93,482
3.970%(ff)	03/05/29		575	549,721
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
4.750%	02/02/26		320	317,611
Banque Federative du Credit Mutuel SA (France),
Sub. Notes
3.875%(ff)	06/16/32	EUR	400	426,228
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
3.250%	01/17/33	GBP	100	107,152
Sub. Notes, EMTN
1.125%(ff)	03/22/31	EUR	400	401,246
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A
5.738%(ff)	02/20/35		235	236,290
Sr. Non-Preferred Notes, EMTN
0.500%(ff)	01/19/30	EUR	200	185,666
2.125%(ff)	01/23/27	EUR	1,000	1,047,941
Sr. Preferred Notes, 144A
5.176%(ff)	01/09/30		360	359,427
BPCE SA (France),
Sr. Non-Preferred Notes, 144A
1.652%(ff)	10/06/26(a)		260	243,976
6.612%(ff)	10/19/27		305	311,141
Sr. Non-Preferred Notes, EMTN
4.750%(ff)	06/14/34	EUR	100	114,943
BPER Banca (Italy),
Covered Bonds, EMTN
3.750%	10/22/28	EUR	270	296,705
CaixaBank SA (Spain),
Sr. Non-Preferred Notes, 144A
6.037%(ff)	06/15/35		205	206,500
Sr. Non-Preferred Notes, EMTN
5.125%(ff)	07/19/34	EUR	100	116,523

A21

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.750%	05/05/26		800	$792,976
Cie de Financement Foncier SA (France),
Covered Bonds, EMTN
1.250%	11/15/32	EUR	600	562,648
3.375%	09/16/31	EUR	700	774,513
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)		115	112,508
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)		440	421,689
Jr. Sub. Notes, Series X
3.875%(ff)	02/18/26(oo)		425	401,218
Sr. Unsec’d. Notes
3.980%(ff)	03/20/30		11	10,368
4.075%(ff)	04/23/29		1,360	1,302,148
Sub. Notes
6.174%(ff)	05/25/34		90	91,440
Citizens Financial Group, Inc.,
Sr. Unsec’d. Notes
5.841%(ff)	01/23/30		115	114,821
Comerica, Inc.,
Sr. Unsec’d. Notes
5.982%(ff)	01/30/30		199	196,724
Cooperatieve Rabobank UA (Netherlands),
Covered Bonds, EMTN
0.125%	12/01/31	EUR	900	790,132
Sr. Preferred Notes, GMTN
3.500%	12/14/26	AUD	300	188,054
Credit Agricole Italia SpA (Italy),
Covered Bonds
0.375%	01/20/32	EUR	100	87,138
3.500%	01/15/30	EUR	100	109,324
Covered Bonds, EMTN
3.500%	07/15/33	EUR	100	110,563
Credit Agricole SA (France),
Sr. Non-Preferred Notes, EMTN
0.375%	04/20/28	EUR	100	95,434
4.375%	11/27/33	EUR	200	226,975
Sr. Preferred Notes, EMTN
3.875%	11/28/34	EUR	200	223,641
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, EMTN
4.750%(ff)	06/21/30	EUR	245	276,530
Sr. Preferred Notes
4.125%(ff)	01/10/31	EUR	100	111,035
Danske Mortgage Bank PLC (Finland),
Covered Bonds
3.500%	01/29/29	EUR	250	275,210
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.552%(ff)	01/07/28		295	270,553
Sr. Non-Preferred Notes, EMTN
0.750%(ff)	02/17/27	EUR	1,000	1,015,014
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Sub. Notes, EMTN
3.662%(ff)	04/10/25	CNH	1,000	$136,132
Emirates NBD Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes
3.050%	02/26/30	AUD	660	383,747
6.100%	02/21/33	AUD	400	272,063
Fifth Third Bancorp,
Sr. Unsec’d. Notes
6.339%(ff)	07/27/29(a)		75	77,285
First Abu Dhabi Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
0.125%	02/16/26	EUR	200	201,182
3.400%	08/18/25	CNH	1,000	138,069
3.500%	07/02/25	CNH	1,000	137,904
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A
12.000%	10/01/28		200	217,955
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series V
4.125%(ff)	11/10/26(oo)		400	370,932
Sr. Unsec’d. Notes
1.992%(ff)	01/27/32		1,095	886,596
4.482%(ff)	08/23/28		170	166,307
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.000%(ff)	07/22/28	GBP	975	1,146,165
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
5.709%(ff)	02/02/35		70	69,855
6.208%(ff)	08/21/29		275	281,621
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)		585	576,549
Sr. Unsec’d. Notes
1.953%(ff)	02/04/32		35	28,499
2.069%(ff)	06/01/29		830	736,118
2.545%(ff)	11/08/32		250	207,888
4.851%(ff)	07/25/28		305	302,504
5.012%(ff)	01/23/30(a)		600	597,576
5.040%(ff)	01/23/28		290	288,981
5.299%(ff)	07/24/29		50	50,375
5.336%(ff)	01/23/35(a)		60	60,214
M&T Bank Corp.,
Sr. Unsec’d. Notes
7.413%(ff)	10/30/29		450	474,696
Mediobanca Banca di Credito Finanziario SpA (Italy),
Covered Bonds, EMTN
1.250%	11/24/29	EUR	205	198,337
MFB Magyar Fejlesztesi Bank Zrt (Hungary),
Gov’t. Gtd. Notes
1.375%	06/24/25	EUR	300	310,911
Morgan Stanley,
Sr. Unsec’d. Notes
0.406%(ff)	10/29/27	EUR	650	646,583
5.173%(ff)	01/16/30		365	365,457
5.449%(ff)	07/20/29		150	151,291

A22

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, EMTN
0.000%	04/02/32		100	$63,000
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31		860	751,597
Sr. Unsec’d. Notes, MTN
2.943%(ff)	01/21/33		175	148,657
5.250%(ff)	04/21/34		115	113,943
Sub. Notes
2.484%(ff)	09/16/36		40	31,618
Nederlandse Waterschapsbank NV (Netherlands),
Sr. Unsec’d. Notes, EMTN
0.000%	11/16/26	EUR	960	960,451
Permanent TSB Group Holdings PLC (Ireland),
Sr. Unsec’d. Notes
6.625%(ff)	06/30/29	EUR	180	210,987
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
6.875%(ff)	10/20/34		175	191,597
QNB Finance Ltd. (Qatar),
Gtd. Notes, EMTN
3.800%	06/17/25	CNH	1,000	138,604
Gtd. Notes, MTN
4.900%	02/01/28	AUD	300	193,898
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A
2.889%(ff)	06/09/32		365	299,910
Sr. Non-Preferred Notes, EMTN
1.250%	12/07/27	GBP	200	221,497
Sr. Preferred Notes, EMTN
0.250%	07/08/27	EUR	800	777,937
Sub. Notes, EMTN
1.000%(ff)	11/24/30	EUR	1,000	1,021,682
State Street Corp.,
Sr. Unsec’d. Notes
5.272%	08/03/26		190	190,955
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes
5.103%	01/09/26		190	190,198
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
5.435%(ff)	01/24/30(a)		240	239,591
5.867%(ff)	06/08/34		60	60,733
7.161%(ff)	10/30/29		170	181,357
U.S. Bancorp,
Sr. Unsec’d. Notes
5.836%(ff)	06/12/34		95	96,847
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes
2.875%(ff)	04/02/32	EUR	100	100,987
Sr. Unsec’d. Notes, 144A
6.246%(ff)	09/22/29		340	350,345
Sr. Unsec’d. Notes, EMTN
0.625%	01/18/33	EUR	190	155,509
4.750%(ff)	03/17/32	EUR	200	226,533
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
UniCredit SpA (Italy),
Sr. Non-Preferred Notes, 144A
2.569%(ff)	09/22/26		820	$780,616
Wells Fargo & Co.,
Sr. Unsec’d. Notes
6.491%(ff)	10/23/34		75	80,503
Sr. Unsec’d. Notes, MTN
4.897%(ff)	07/25/33		85	81,849
5.198%(ff)	01/23/30(a)		900	898,425
5.557%(ff)	07/25/34		165	165,767
5.574%(ff)	07/25/29		205	207,348
				36,488,667
Beverages — 0.0%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.350%	06/01/40		220	199,560
4.439%	10/06/48		20	17,778
5.550%	01/23/49		80	83,459
				300,797
Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.200%	03/01/33		25	23,372
5.150%	03/02/28		185	186,281
5.600%	03/02/43		45	45,742
				255,395
Building Materials — 0.1%
Carrier Global Corp.,
Sr. Unsec’d. Notes
4.125%	05/29/28	EUR	310	342,010
4.500%	11/29/32	EUR	200	228,770
5.800%	11/30/25		810	815,375
6.200%	03/15/54		45	49,558
Sr. Unsec’d. Notes, 144A
4.375%	05/29/25	EUR	300	319,772
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28		530	519,274
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.625%	12/15/25		151	147,662
4.875%	12/15/27		825	789,530
Masonite International Corp.,
Gtd. Notes, 144A
3.500%	02/15/30		125	110,000
Sika Capital BV (Switzerland),
Gtd. Notes
1.500%	04/29/31	EUR	155	148,209
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28		1,360	1,329,476

A23

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Building Materials (cont’d.)
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
3.375%	01/15/31(a)		115	$96,427
4.375%	07/15/30		992	890,869
				5,786,932
Chemicals — 0.0%
Ashland Services BV,
Gtd. Notes
2.000%	01/30/28	EUR	1,500	1,485,350
Celanese US Holdings LLC,
Gtd. Notes
6.350%	11/15/28		160	166,009
6.700%	11/15/33		15	15,992
FMC Corp.,
Sr. Unsec’d. Notes
5.150%	05/18/26		210	208,901
Rain Carbon, Inc.,
Sr. Sec’d. Notes, 144A
12.250%	09/01/29(a)		175	181,792
				2,058,044
Commercial Services — 0.1%
Adani Ports & Special Economic Zone Ltd. (India),
Sr. Unsec’d. Notes
5.000%	08/02/41		200	159,875
Adif Alta Velocidad (Spain),
Sr. Unsec’d. Notes, EMTN
3.250%	05/31/29	EUR	300	322,457
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29(a)		845	727,102
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28		965	873,325
Autostrade per l’Italia SpA (Italy),
Sr. Unsec’d. Notes, EMTN
2.250%	01/25/32	EUR	260	246,659
5.125%	06/14/33	EUR	255	292,868
Boost Newco Borrower LLC,
Sr. Sec’d. Notes, 144A
7.500%	01/15/31		200	209,427
Central Nippon Expressway Co. Ltd. (Japan),
Sr. Unsec’d. Notes
0.886%	09/29/25		600	561,180
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes
2.375%	09/25/26	EUR	300	312,226
4.250%	09/25/30	GBP	200	236,842
ERAC USA Finance LLC,
Gtd. Notes, 144A
5.000%	02/15/29(a)		110	110,235
5.400%	05/01/53		25	25,065
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Freeport Terminal Malta PLC (Malta),
Gov’t. Gtd. Notes, 144A
7.250%	05/15/28		600	$640,886
Northeastern University,
Unsec’d. Notes, Series 2020
2.894%	10/01/50		96	67,292
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		1,035	902,027
3.875%	02/15/31(a)		60	53,737
4.875%	01/15/28(a)		505	491,121
5.250%	01/15/30		1,520	1,482,592
Valvoline, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31		45	38,827
Verscend Escrow Corp.,
Sr. Unsec’d. Notes, 144A
9.750%	08/15/26		675	677,325
				8,431,068
Computers — 0.0%
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29		446	476,971
Cosmetics/Personal Care — 0.0%
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes, 3 Month SOFR + (0.038)%
5.291%(c)	12/15/54		100	98,769
Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28		1,470	1,345,787
LKQ Corp.,
Gtd. Notes
5.750%	06/15/28		190	193,379
LKQ Dutch Bond BV,
Gtd. Notes
4.125%	03/13/31	EUR	190	207,629
				1,746,795
Diversified Financial Services — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
2.450%	10/29/26		230	213,608
American Express Co.,
Sub. Notes
5.625%(ff)	07/28/34		85	85,638
BlackRock Funding, Inc.,
Gtd. Notes
5.250%	03/14/54		50	50,240
BPCE SFH SA (France),
Covered Bonds
1.125%	04/12/30	EUR	900	872,951
Covered Bonds, EMTN
0.375%	01/21/32	EUR	400	353,906

A24

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Capital One Financial Corp.,
Sr. Unsec’d. Notes
5.700%(ff)	02/01/30		145	$146,237
6.377%(ff)	06/08/34		515	534,683
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
1.125%	04/06/27	EUR	1,036	1,056,698
CPPIB Capital, Inc. (Canada),
Gtd. Notes, EMTN
0.250%	04/06/27	EUR	748	743,805
Credit Mutuel Home Loan SFH SA (France),
Covered Bonds, EMTN
3.250%	04/20/29	EUR	300	327,623
Discover Financial Services,
Sr. Unsec’d. Notes
7.964%(ff)	11/02/34		111	125,733
Global Aircraft Leasing Co. Ltd. (Cayman Islands),
Sr. Unsec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%
6.500%	09/15/24		219	206,759
LPL Holdings, Inc.,
Gtd. Notes, 144A
4.000%	03/15/29		124	114,119
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
6.000%	01/15/27(a)		1,975	1,950,420
OMERS Finance Trust (Canada),
Gtd. Notes, 144A
3.125%	01/25/29	EUR	340	366,889
3.500%	04/19/32		408	372,664
4.000%	04/20/28		255	246,723
5.500%	11/15/33		499	519,003
OneMain Finance Corp.,
Gtd. Notes
7.125%	03/15/26		1,810	1,842,352
Ontario Teachers’ Finance Trust (Canada),
Gtd. Notes
0.500%	05/06/25	EUR	421	439,193
Gtd. Notes, 144A
1.250%	09/27/30		660	534,823
2.000%	04/16/31		826	694,933
Gtd. Notes, EMTN
0.100%	05/19/28	EUR	1,348	1,288,361
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29		484	441,205
5.750%	09/15/31		575	533,939
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, GMTN
1.841%	09/21/28	EUR	600	576,106
Power Sector Assets & Liabilities Management Corp. (Philippines),
Gov’t. Gtd. Notes
9.625%	05/15/28		175	202,209
Toll Road Investors Partnership II LP,
Insured Notes, 144A
5.185%(s)	02/15/43		182	56,825
				14,897,645
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric — 0.2%
Bulgarian Energy Holding EAD (Bulgaria),
Sr. Unsec’d. Notes
2.450%	07/22/28	EUR	400	$385,149
Caledonia Generating LLC,
Sr. Sec’d. Notes, 144A
1.950%	02/28/34		318	262,937
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31		2,200	1,930,707
4.500%	02/15/28		970	922,081
5.250%	06/01/26		59	58,401
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29		30	27,786
5.000%	02/01/31		360	331,150
5.125%	03/15/28		1,396	1,339,033
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes
5.000%	09/29/36		635	560,486
Duke Energy Corp.,
Sr. Unsec’d. Notes
4.300%	03/15/28		125	122,117
E.ON International Finance BV (Germany),
Gtd. Notes, EMTN
6.375%	06/07/32	GBP	61	83,767
EDP - Energias de Portugal SA (Portugal),
Sr. Unsec’d. Notes, EMTN
3.875%	06/26/28	EUR	200	219,248
Enel Finance International NV (Italy),
Gtd. Notes, EMTN
0.875%	09/28/34	EUR	185	151,579
Engie SA (France),
Jr. Sub. Notes
3.250%(ff)	11/28/24(oo)	EUR	700	745,226
Sr. Unsec’d. Notes, EMTN
2.000%	09/28/37	EUR	200	176,422
3.625%	01/11/30	EUR	100	109,235
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28		1,500	1,436,250
Eversource Energy,
Sr. Unsec’d. Notes
4.750%	05/15/26		245	242,404
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.650%	03/01/30		69	59,377
Sr. Unsec’d. Notes, Series C
5.100%	07/15/47		139	122,207
Iberdrola International BV (Spain),
Gtd. Notes, Series NC5
1.874%(ff)	01/28/26(oo)	EUR	700	718,712
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, EMTN
7.750%	12/15/27		500	529,219
ITC Holdings Corp.,
Sr. Unsec’d. Notes, 144A
4.950%	09/22/27		45	44,713

A25

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
National Grid PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
3.245%	03/30/34	EUR	120	$122,506
New England Power Co. (United Kingdom),
Sr. Unsec’d. Notes, 144A
2.807%	10/06/50		141	87,818
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28		859	854,294
Gtd. Notes, 144A
3.375%	02/15/29(a)		110	97,838
3.625%	02/15/31		529	456,705
3.875%	02/15/32		35	30,031
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)		275	294,062
Sr. Sec’d. Notes, 144A
2.000%	12/02/25		455	427,128
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
2.750%	02/01/27	EUR	700	721,929
Ontario Electricity Financial Corp. (Canada),
Local Gov’t. Gtd. Notes, Series 40
2.427%(s)	04/11/31	CAD	400	220,608
Pacific Gas & Electric Co.,
First Mortgage
3.300%	08/01/40		75	55,080
4.200%	03/01/29		432	409,960
4.950%	07/01/50		125	107,682
5.550%	05/15/29		240	242,101
6.100%	01/15/29		275	283,302
Sr. Sec’d. Notes
3.250%	06/01/31		190	164,889
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes
1.875%	11/05/31	EUR	400	354,476
Sempra,
Sr. Unsec’d. Notes
3.700%	04/01/29		15	14,030
Southern California Edison Co.,
First Mortgage
2.250%	06/01/30		75	63,813
5.650%	10/01/28		75	77,191
5.850%	11/01/27		125	128,268
First Ref. Mortgage, Series 08-A
5.950%	02/01/38		11	11,383
Southern Co. (The),
Sr. Unsec’d. Notes
5.200%	06/15/33		110	110,002
5.500%	03/15/29		180	183,522
5.700%	03/15/34		60	61,923
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)		1,450	1,436,225
8.000%(ff)	10/15/26(oo)		1,975	2,012,775
Jr. Sub. Notes, Series C, 144A
8.875%(ff)	01/15/29(oo)		1,500	1,550,481
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		2,085	$2,020,305
5.500%	09/01/26		10	9,848
5.625%	02/15/27		935	920,596
				24,108,977
Electronics — 0.0%
Assa Abloy AB (Sweden),
Sr. Unsec’d. Notes, EMTN
3.875%	09/13/30	EUR	335	373,092
Fortive Corp.,
Sr. Unsec’d. Notes
3.700%	02/13/26	EUR	450	485,409
3.700%	08/15/29	EUR	450	489,280
Honeywell International, Inc.,
Sr. Unsec’d. Notes
3.750%	05/17/32	EUR	550	606,979
Sensata Technologies, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31		75	64,900
				2,019,660
Engineering & Construction — 0.1%
Aeroporti di Roma SpA (Italy),
Sr. Unsec’d. Notes, EMTN
1.750%	07/30/31	EUR	815	764,607
Cellnex Finance Co. SA (Spain),
Gtd. Notes, EMTN
1.250%	01/15/29	EUR	200	193,656
2.000%	02/15/33	EUR	2,100	1,957,239
Cellnex Telecom SA (Spain),
Sr. Unsec’d. Notes, EMTN
1.750%	10/23/30	EUR	400	383,682
Heathrow Funding Ltd. (United Kingdom),
Sr. Sec’d. Notes
1.500%	10/12/27	EUR	975	1,016,010
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
3.875%	04/30/28		256	240,080
5.500%	07/31/47		200	168,812
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		294	275,717
TopBuild Corp.,
Gtd. Notes, 144A
4.125%	02/15/32		325	287,733
				5,287,536
Entertainment — 0.0%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A
4.625%	10/15/29(a)		1,300	1,187,937
Sr. Sec’d. Notes, 144A
6.500%	02/15/32(a)		655	661,423
7.000%	02/15/30		400	410,634

A26

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Entertainment (cont’d.)
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
7.625%	04/15/26		600	$600,597
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A
5.875%	09/01/31(a)		1,000	732,849
Warnermedia Holdings, Inc.,
Gtd. Notes
3.638%	03/15/25		305	298,972
4.054%	03/15/29		85	79,610
5.050%	03/15/42(a)		310	265,943
5.141%	03/15/52		40	33,216
6.412%	03/15/26		185	185,005
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29(a)		30	28,436
7.125%	02/15/31		380	393,372
				4,877,994
Environmental Control — 0.0%
GFL Environmental, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	01/15/31		300	307,500
Veralto Corp.,
Gtd. Notes, 144A
5.350%	09/18/28		345	350,612
5.500%	09/18/26		245	245,906
				904,018
Foods — 0.1%
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27(a)		625	584,422
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
3.250%	02/16/26	GBP	2,285	2,712,154
4.500%	02/16/26	GBP	160	194,056
Bellis Finco PLC (United Kingdom),
Gtd. Notes
4.000%	02/16/27	GBP	1,700	1,928,407
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	884	1,002,772
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes
5.125%	02/01/28		540	531,939
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30		700	638,658
4.375%	01/31/32		300	268,840
Post Holdings, Inc.,
Gtd. Notes, 144A
5.500%	12/15/29		275	265,663
Sr. Sec’d. Notes, 144A
6.250%	02/15/32		320	322,231
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31(a)		475	427,315
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Foods (cont’d.)
Tyson Foods, Inc.,
Sr. Unsec’d. Notes
5.400%	03/15/29		25	$25,236
				8,901,693
Forest Products & Paper — 0.0%
Suzano Austria GmbH (Brazil),
Gtd. Notes
3.750%	01/15/31		72	63,585
Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.750%	05/20/27		44	43,045
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.001%	08/01/29		272	240,523
National Gas Transmission PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
1.125%	01/14/33	GBP	150	135,530
Terega SA (France),
Sr. Unsec’d. Notes
0.875%	09/17/30	EUR	700	631,864
				1,050,962
Hand/Machine Tools — 0.0%
Regal Rexnord Corp.,
Gtd. Notes, 144A
6.050%	02/15/26		293	294,758
Healthcare-Products — 0.0%
American Medical Systems Europe BV,
Gtd. Notes
3.375%	03/08/29	EUR	400	432,819
GE HealthCare Technologies, Inc.,
Gtd. Notes
5.550%	11/15/24(a)		315	314,394
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29(a)		1,340	1,219,728
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29(a)		275	259,932
Medline Borrower LP/Medline Co-Issuer, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	04/01/29		600	602,705
				2,829,578
Healthcare-Services — 0.1%
Bon Secours Mercy Health, Inc.,
Sec’d. Notes, Series 20-2
2.095%	06/01/31		141	115,804
CommonSpirit Health,
Sr. Sec’d. Notes
2.782%	10/01/30		312	270,698
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31		100	83,667
4.625%	06/01/30		1,945	1,740,969

A27

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
HCA, Inc.,
Gtd. Notes
3.625%	03/15/32(a)	10	$8,852
4.625%	03/15/52	60	50,148
5.250%	06/15/26	550	548,430
5.375%	02/01/25	965	962,373
5.875%	02/01/29	290	296,474
5.900%	06/01/53	70	70,400
Legacy LifePoint Health LLC,
Sr. Sec’d. Notes, 144A
4.375%	02/15/27	25	23,809
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	11/01/25	1,205	1,202,112
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.250%	06/01/29	250	232,274
4.375%	01/15/30	1,140	1,054,142
5.125%	11/01/27	840	821,353
Trinity Health Corp.,
Sr. Unsec’d. Notes, Series 2021
2.632%	12/01/40	113	81,037
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.500%	08/15/39	110	90,657
4.375%	03/15/42	100	90,646
4.750%	07/15/45	34	31,822
5.250%	02/15/28	125	127,264
			7,902,931
Home Builders — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
6.625%	01/15/28	1,612	1,617,035
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27	25	24,684
7.250%	10/15/29(a)	789	798,505
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
6.250%	09/15/27(a)	170	165,750
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29	1,585	1,430,463
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27	55	55,256
M/I Homes, Inc.,
Gtd. Notes
4.950%	02/01/28	650	619,411
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30	1,245	1,123,613
5.250%	12/15/27	16	15,480
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Home Builders (cont’d.)
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27		226	$225,969
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30(a)		595	568,687
				6,644,853
Housewares — 0.0%
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.375%	02/01/32(a)		1,025	884,080
SWF Escrow Issuer Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	10/01/29		500	369,430
				1,253,510
Insurance — 0.0%
Allianz SE (Germany),
Sub. Notes
5.824%(ff)	07/25/53	EUR	100	120,191
Aon North America, Inc.,
Gtd. Notes
5.300%	03/01/31		175	176,363
5.750%	03/01/54		55	56,294
Assicurazioni Generali SpA (Italy),
Jr. Sub. Notes, EMTN
4.596%(ff)	11/21/25(oo)	EUR	975	1,050,196
BUPA Finance PLC (United Kingdom),
Gtd. Notes
5.000%	10/12/30	EUR	160	182,577
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes
3.500%	04/04/25		170	166,421
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
3.375%	03/03/31		440	384,165
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
5.700%	09/15/53		100	103,878
Northwestern Mutual Global Funding,
Sr. Sec’d. Notes, 144A, MTN
1.700%	06/01/28		68	59,627
Pension Insurance Corp. PLC (United Kingdom),
Sub. Notes
5.625%	09/20/30	GBP	650	791,930
Unum Group,
Sr. Unsec’d. Notes
4.125%	06/15/51		75	56,746
				3,148,388
Internet — 0.0%
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
4.250%	05/15/29	EUR	280	314,872

A28

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Internet (cont’d.)
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
5.600%	05/15/53		155	$163,869
5.750%	05/15/63		115	123,384
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, EMTN
3.840%	04/22/51		200	151,494
				753,619
Investment Companies — 0.0%
MDGH GMTN RSC Ltd. (United Arab Emirates),
Gtd. Notes, GMTN
0.375%	03/10/27	EUR	500	489,191
Iron/Steel — 0.0%
POSCO (South Korea),
Sr. Unsec’d. Notes, 144A
5.750%	01/17/28		200	202,687
Leisure Time — 0.0%
Carnival Holdings Bermuda Ltd.,
Gtd. Notes, 144A
10.375%	05/01/28		850	927,448
NCL Corp. Ltd.,
Gtd. Notes, 144A
5.875%	03/15/26		275	271,505
NCL Finance Ltd.,
Gtd. Notes, 144A
6.125%	03/15/28(a)		475	469,062
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A
7.250%	01/15/30		125	129,729
Sr. Unsec’d. Notes, 144A
5.500%	08/31/26		550	542,795
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27		875	855,312
				3,195,851
Lodging — 0.0%
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
3.625%	02/15/32		650	560,072
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.200%	08/08/24		405	400,365
3.500%	08/18/26		140	132,572
MGM Resorts International,
Gtd. Notes
5.500%	04/15/27(a)		1,400	1,388,418
6.500%	04/15/32		880	877,773
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.500%	01/15/26		725	703,924
				4,063,124
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Machinery-Construction & Mining — 0.0%
BWX Technologies, Inc.,
Gtd. Notes, 144A
4.125%	06/30/28	123	$114,888
Machinery-Diversified — 0.0%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	01/01/30	200	207,727
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
4.750%	06/08/26	250	249,207
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
11.500%	09/01/28	500	542,115
			999,049
Media — 0.1%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
5.750%	08/15/29	1,675	1,335,812
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32	330	265,086
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31	371	301,971
4.250%	01/15/34(a)	900	679,249
4.500%	08/15/30	87	73,081
4.500%	06/01/33	220	171,693
4.750%	03/01/30	350	300,225
5.000%	02/01/28	65	60,528
5.125%	05/01/27	245	233,371
5.375%	06/01/29(a)	170	155,615
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.300%	02/01/32(a)	240	185,241
3.900%	06/01/52	724	460,852
6.150%	11/10/26	250	251,825
Comcast Corp.,
Gtd. Notes
5.250%	11/07/25	100	100,401
Cox Communications, Inc.,
Gtd. Notes, 144A
5.450%	09/15/28	300	303,898
CSC Holdings LLC,
Gtd. Notes, 144A
4.500%	11/15/31(a)	240	169,844
5.500%	04/15/27	1,200	1,073,567
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30	1,200	609,624
5.750%	01/15/30	825	436,471
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $27,000; purchased 01/31/24)(f)
6.625%	08/15/27(d)	400	11,384
Sec’d. Notes, 144A (original cost $516,750; purchased 08/30/22)(f)
5.375%	08/15/26(d)	2,650	74,879

A29

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Media (cont’d.)
Discovery Communications LLC,
Gtd. Notes
5.300%	05/15/49		185	$155,682
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29		80	33,522
5.875%	11/15/24		155	148,125
7.750%	07/01/26		1,825	1,219,809
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27		1,575	1,608,845
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	08/15/28		845	861,136
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.250%	01/15/30	GBP	600	651,466
5.250%	05/15/29	GBP	457	529,094
				12,462,296
Mining — 0.0%
Alcoa Nederland Holding BV,
Gtd. Notes, 144A
7.125%	03/15/31		215	218,629
Anglo American Capital PLC (South Africa),
Gtd. Notes, EMTN
4.750%	09/21/32	EUR	110	124,303
Arsenal AIC Parent LLC,
Unsec’d. Notes, 144A
11.500%	10/01/31		435	484,364
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
4.375%	04/01/31		201	179,083
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, MTN
4.763%	04/14/27		200	195,100
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
5.371%	04/04/29		95	95,144
Novelis Corp.,
Gtd. Notes, 144A
3.250%	11/15/26		45	41,954
3.875%	08/15/31		124	106,559
				1,445,136
Miscellaneous Manufacturing — 0.0%
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, EMTN
0.500%	02/20/32	EUR	200	177,939
Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
4.500%	03/07/28	EUR	200	222,144
5.000%	01/24/29		145	144,593
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Multi-National (cont’d.)
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.875%	01/12/33	EUR	765	$833,524
4.125%	02/13/34		583	573,001
Sr. Unsec’d. Notes, 144A, EMTN
4.600%	01/30/37	CAD	300	228,180
Sr. Unsec’d. Notes, 144A, MTN
3.590%(s)	05/28/37	CAD	1,000	414,780
Sr. Unsec’d. Notes, EMTN
1.125%	09/15/36	EUR	110	97,057
3.000%	10/14/33	EUR	165	181,766
				2,695,045
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26		430	400,220
Oil & Gas — 0.1%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31		425	362,789
Sr. Unsec’d. Notes, 144A
2.000%	07/15/26		200	184,604
5.600%	06/13/28		250	253,598
6.000%	06/13/33		215	221,482
Antero Resources Corp.,
Gtd. Notes, 144A
5.375%	03/01/30(a)		225	216,147
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26		595	596,475
9.000%	11/01/27		25	31,522
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
3.625%(ff)	03/22/29(oo)	EUR	650	669,872
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.250%	06/15/37		134	127,253
Chesapeake Energy Corp.,
Gtd. Notes, 144A
5.875%	02/01/29		471	466,830
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25		225	224,767
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.375%	07/01/28		550	578,566
8.625%	11/01/30		125	134,192
Crescent Energy Finance LLC,
Gtd. Notes, 144A
7.250%	05/01/26		600	611,742
Sr. Unsec’d. Notes, 144A
7.625%	04/01/32		480	483,984
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.850%	12/15/25		239	240,350

A30

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Equinor ASA (Norway),
Gtd. Notes
2.875%	04/06/25		350	$341,760
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes
4.250%	04/06/24	GBP	500	581,346
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29		106	103,386
6.000%	04/15/30		315	308,199
6.000%	02/01/31		106	103,304
6.250%	04/15/32		550	542,732
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
5.875%	02/01/29		25	24,500
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
5.875%	09/01/25		420	421,547
6.375%	09/01/28(a)		85	88,465
6.950%	07/01/24		132	132,226
Ovintiv, Inc.,
Gtd. Notes
5.650%	05/15/28(a)		260	264,280
Permian Resources Operating LLC,
Gtd. Notes, 144A
8.000%	04/15/27		750	772,805
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.625%	01/16/34	GBP	900	1,095,291
Petroleos Mexicanos (Mexico),
Gtd. Notes, EMTN
2.750%	04/21/27	EUR	200	184,483
4.875%	02/21/28	EUR	1,100	1,044,327
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25		355	352,350
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
3.649%	04/29/31		585	508,447
Southwestern Energy Co.,
Gtd. Notes
4.750%	02/01/32		450	414,287
5.375%	02/01/29		1,125	1,093,340
TotalEnergies SE (France),
Jr. Sub. Notes, Series NC7, EMTN
1.625%(ff)	10/25/27(oo)	EUR	650	632,039
				14,413,287
Packaging & Containers — 0.0%
Ball Corp.,
Gtd. Notes
6.000%	06/15/29		875	883,114
Crown Americas LLC/Crown Americas Capital Corp. VI,
Gtd. Notes
4.750%	02/01/26		53	52,138
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Packaging & Containers (cont’d.)
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	10/15/28(a)	600	$560,142
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC,
Sr. Sec’d. Notes, 144A
4.000%	10/15/27(a)	1,100	1,027,585
			2,522,979
Pharmaceuticals — 0.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.050%	11/21/39	110	97,950
4.250%	11/21/49	23	19,907
4.700%	05/14/45	25	23,352
4.950%	03/15/31	205	206,848
5.400%	03/15/54	95	97,779
AdaptHealth LLC,
Gtd. Notes, 144A
6.125%	08/01/28(a)	550	516,429
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27	70	41,463
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28	70	31,675
5.000%	02/15/29	360	151,200
5.250%	01/30/30	1,535	629,350
5.250%	02/15/31	306	125,460
6.250%	02/15/29	2,041	872,528
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
5.500%	02/22/44	55	56,274
5.550%	02/22/54	115	118,374
Cigna Group (The),
Sr. Unsec’d. Notes
5.685%	03/15/26	185	185,007
Eli Lilly & Co.,
Sr. Unsec’d. Notes
5.000%	02/09/54	55	54,716
Jazz Securities DAC,
Sr. Sec’d. Notes, 144A
4.375%	01/15/29(a)	275	255,258
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.750%	12/10/51	35	22,898
5.000%	05/17/53	50	48,916
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28	375	349,341
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31(a)	375	332,105
Pfizer Investment Enterprises Pte Ltd.,
Gtd. Notes
4.450%	05/19/26	190	187,913

A31

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Sandoz Finance BV (Netherlands),
Sr. Unsec’d. Notes
4.220%	04/17/30	EUR	585	$652,024
				5,076,767
Pipelines — 0.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29(a)		1,225	1,178,311
6.625%	02/01/32		380	381,624
7.875%	05/15/26		215	219,262
Cheniere Energy, Inc.,
Sr. Unsec’d. Notes, 144A
5.650%	04/15/34		125	125,793
Columbia Pipelines Holding Co. LLC,
Sr. Unsec’d. Notes, 144A
5.681%	01/15/34(a)		85	84,453
6.042%	08/15/28		265	270,868
6.055%	08/15/26		190	191,804
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
6.036%	11/15/33		155	160,669
6.497%	08/15/43		120	128,405
Enbridge, Inc. (Canada),
Gtd. Notes
6.200%	11/15/30		65	68,818
6.700%	11/15/53		135	151,941
Energy Transfer LP,
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)		1,840	1,802,768
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)		605	593,835
Sr. Unsec’d. Notes
5.400%	10/01/47		420	387,796
6.050%	12/01/26		475	484,845
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
6.500%	07/01/27		700	706,756
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
6.129%	02/23/38		200	203,440
MPLX LP,
Sr. Unsec’d. Notes
4.125%	03/01/27		201	195,922
5.200%	03/01/47		325	297,549
ONEOK, Inc.,
Gtd. Notes
5.650%	11/01/28		125	127,898
5.800%	11/01/30		75	77,296
6.050%	09/01/33		335	349,723
6.625%	09/01/53		65	71,664
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	12/31/30		285	270,630
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Targa Resources Corp.,
Gtd. Notes
6.150%	03/01/29		560	$583,901
6.500%	03/30/34		65	69,911
6.500%	02/15/53		25	26,856
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29		25	22,506
4.125%	08/15/31		25	22,264
6.250%	01/15/30		210	211,415
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.100%	02/01/25		35	34,237
4.050%	02/01/30		540	502,999
5.300%	03/01/48		30	26,146
5.450%	04/01/44		175	160,715
6.350%	01/15/29		175	181,379
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	06/15/27		155	149,145
4.900%	03/15/29		385	382,527
				10,906,071
Real Estate — 0.1%
Balder Finland OYJ (Sweden),
Gtd. Notes, EMTN
1.000%	01/20/29	EUR	715	624,662
Blackstone Property Partners Europe Holdings Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
1.000%	05/04/28	EUR	300	279,049
1.625%	04/20/30	EUR	100	89,442
2.200%	07/24/25	EUR	975	1,018,042
Howard Hughes Corp. (The),
Gtd. Notes, 144A
5.375%	08/01/28		1,830	1,757,312
Logicor Financing Sarl (Luxembourg),
Gtd. Notes, EMTN
1.625%	07/15/27	EUR	975	962,364
Sun Hung Kai Properties Capital Market Ltd. (Hong Kong),
Gtd. Notes, EMTN
3.160%	01/25/28	CNH	2,000	272,437
3.200%	08/14/27	CNH	5,000	687,206
				5,690,514
Real Estate Investment Trusts (REITs) — 0.1%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.125%	05/15/29		695	655,413
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31		300	223,872
9.750%	06/15/25		75	75,027
Sr. Unsec’d. Notes
4.750%	02/15/28(a)		626	505,188

A32

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/31		420	$374,991
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
4.625%	08/01/29(a)		205	157,143
5.000%	10/15/27(a)		15	12,662
Prologis Euro Finance LLC,
Gtd. Notes
4.625%	05/23/33	EUR	230	263,964
Realty Income Corp.,
Sr. Unsec’d. Notes
4.875%	07/06/30	EUR	300	342,394
5.750%	12/05/31	GBP	365	475,399
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
6.500%	04/01/32		975	977,793
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29		1,770	1,568,724
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	07/15/26		750	703,261
VICI Properties LP,
Sr. Unsec’d. Notes
4.950%	02/15/30		375	362,845
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.500%	02/15/25		40	39,140
4.125%	08/15/30		5	4,553
4.250%	12/01/26		20	19,242
4.500%	09/01/26		95	92,019
4.500%	01/15/28		305	292,278
4.625%	06/15/25		50	49,293
5.750%	02/01/27		5	4,996
				7,200,197
Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28		305	286,700
AutoZone, Inc.,
Sr. Unsec’d. Notes
6.250%	11/01/28		65	68,183
6.550%	11/01/33(a)		210	229,906
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
11.000%	11/30/28	EUR	2,000	2,279,092
12.000%	11/30/28		1,500	1,591,875
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Sr. Sec’d. Notes, 144A
4.625%	01/15/29		1,500	1,376,846
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29		325	284,710
3.875%	10/01/31(a)		300	253,741
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Retail (cont’d.)
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.300%	04/15/40		105	$83,583
4.950%	09/15/52		20	19,067
Penske Automotive Group, Inc.,
Gtd. Notes
3.750%	06/15/29(a)		229	205,256
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
6.750%	03/01/32(a)		425	421,714
				7,100,673
Semiconductors — 0.0%
Broadcom, Inc.,
Gtd. Notes
4.300%	11/15/32		35	32,907
Gtd. Notes, 144A
1.950%	02/15/28		73	65,136
2.600%	02/15/33		550	446,152
Sr. Unsec’d. Notes, 144A
3.469%	04/15/34		45	38,584
Intel Corp.,
Sr. Unsec’d. Notes
2.800%	08/12/41		55	39,808
4.250%	12/15/42		19	16,616
4.600%	03/25/40		25	23,488
4.800%	10/01/41		21	19,864
4.875%	02/10/26		125	124,663
5.600%	02/21/54		60	61,158
Marvell Technology, Inc.,
Sr. Unsec’d. Notes
5.750%	02/15/29		70	71,710
SK Hynix, Inc. (South Korea),
Sr. Unsec’d. Notes
6.500%	01/17/33		200	213,188
				1,153,274
Telecommunications — 0.1%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
8.125%	02/01/27		360	280,800
AT&T, Inc.,
Sr. Unsec’d. Notes
1.700%	03/25/26		300	280,483
3.500%	06/01/41		122	95,158
3.950%	04/30/31	EUR	500	555,361
5.539%	02/20/26		190	189,993
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
4.800%	02/26/27		190	190,380
5.300%	02/26/54		90	92,417
5.350%	02/26/64		130	133,204
Empresa Nacional de Telecomunicaciones SA (Chile),
Sr. Unsec’d. Notes, 144A
3.050%	09/14/32		150	119,250

A33

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A
5.125%	10/15/26	EUR	1,425	$1,519,228
Koninklijke KPN NV (Netherlands),
Sr. Unsec’d. Notes, GMTN
3.875%	07/03/31	EUR	200	221,667
Orange SA (France),
Jr. Sub. Notes, EMTN
2.375%(ff)	01/15/25(oo)	EUR	700	740,975
Rogers Communications, Inc. (Canada),
Gtd. Notes
5.000%	02/15/29		175	173,767
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32		40	48,464
Sprint LLC,
Gtd. Notes
7.625%	02/15/25		185	187,301
7.625%	03/01/26		15	15,490
TalkTalk Telecom Group Ltd. (United Kingdom),
Gtd. Notes
3.875%	02/20/25	GBP	3,200	3,726,493
T-Mobile USA, Inc.,
Gtd. Notes
3.000%	02/15/41		65	47,871
5.500%	01/15/55		20	19,975
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.650%	11/20/40		64	45,094
2.850%	09/03/41		16	11,520
2.875%	11/20/50		40	26,141
2.987%	10/30/56		58	37,090
3.000%	11/20/60		40	24,937
4.125%	03/16/27		155	151,625
5.500%	02/23/54		55	55,559
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
4.000%	01/31/29	GBP	400	440,490
4.500%	07/15/31	GBP	1,500	1,608,498
				11,039,231
Transportation — 0.0%
CP - Comboios de Portugal EPE (Portugal),
Sr. Unsec’d. Notes
5.700%	03/05/30	EUR	700	829,204
Ferrovie dello Stato Italiane SpA (Italy),
Sr. Unsec’d. Notes, EMTN
3.750%	04/14/27	EUR	400	433,426
GN Bondco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31		1,775	1,772,797
La Poste SA (France),
Sr. Unsec’d. Notes, EMTN
0.000%	07/18/29	EUR	300	272,032
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Transportation (cont’d.)
Regie Autonome des Transports Parisiens EPIC (France),
Sr. Unsec’d. Notes, EMTN
0.400%	12/19/36	EUR	201	$177,843
SNCF Reseau (France),
Sr. Unsec’d. Notes, Series MPLE
4.700%	06/01/35	CAD	400	302,955
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31		100	102,661
7.125%	02/01/32		295	303,636
				4,194,554
Trucking & Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.750%	05/24/26		370	372,693
6.050%	08/01/28		200	205,929
				578,622
Water — 0.0%
American Water Capital Corp.,
Sr. Unsec’d. Notes
3.250%	06/01/51		51	36,515
4.200%	09/01/48		50	42,524
				79,039

Total Corporate Bonds (cost $274,123,638)				254,632,288
Floating Rate and Other Loans — 0.0%
Auto Parts & Equipment — 0.0%
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%
10.169%(c)	11/17/28		577	537,584
Commercial Services — 0.0%
Adtalem Global Education, Inc.,
2024 Repricing Term Loan, 1 Month SOFR + 3.500%
8.827%(c)	08/12/28		160	160,491
Computers — 0.0%
McAfee Corp.,
Tranche B-1 Term Loan, 1 Month SOFR + 3.850%
9.176%(c)	03/01/29		1,695	1,692,694
Diversified Financial Services — 0.0%
Hudson River Trading LLC,
Term Loan, 1 Month SOFR + 3.114%
8.445%(c)	03/20/28		901	893,959
Media — 0.0%
Diamond Sports Group LLC,
Dip Term Loan
10.000%	12/02/24		274	447,178
First Lien Term Loan, 1 Month SOFR + 10.100%
15.426%(c)	05/25/26		222	211,396
Second Lien Term Loan
10.000%	08/24/26		1,642	43,505
				702,079

A34

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Floating Rate and Other Loans (continued)
Retail — 0.0%
Great Outdoors Group LLC,
Term B-2 Loan, 1 Month SOFR + 3.864%
9.195%(c)	03/06/28	1,089	$1,088,681
Telecommunications — 0.0%
Digicel International Finance, Ltd. (Jamaica),
Initial Term Loan, 3 Month SOFR + 6.750%
12.063%(c)	05/29/27	951	907,554

Total Floating Rate and Other Loans (cost $5,907,578)			5,983,042
Municipal Bonds — 0.0%
California — 0.0%
California State University,
Taxable, Revenue Bonds, Series E
2.897%	11/01/51	165	119,067
Regents of the University of California Medical Center Pooled Revenue,
Revenue Bonds, BABs, Series H
6.548%	05/15/48	115	130,886
University of California,
Taxable, Revenue Bonds, Series BG
1.614%	05/15/30	345	291,601
			541,554
New York — 0.0%
Metropolitan Transportation Authority,
Taxable, Revenue Bonds, BABs, Series E
6.814%	11/15/40	110	122,425
Puerto Rico — 0.0%
Commonwealth of Puerto Rico,
General Obligation, Sub-Series C
0.000%(cc)	11/01/43	368	212,675

Total Municipal Bonds (cost $918,021)			876,654
Residential Mortgage-Backed Securities — 0.0%
Connecticut Avenue Securities Trust,
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
8.470%(c)	12/25/41	200	205,469
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)
11.570%(c)	03/25/42	90	100,452
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)
10.570%(c)	03/25/42	80	87,044
Series 2023-R08, Class 1M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)
7.820%(c)	10/25/43	120	123,059
Eagle Re Ltd.,
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)
8.770%(c)	04/25/34	240	245,514
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)
7.320%(c)	09/26/33	150	150,589
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Fannie Mae Connecticut Avenue Securities,
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
7.320%(c)	11/25/41	90	$90,511
Fannie Mae REMIC,
Series 2017-66, Class BD
3.000%	09/25/47	232	204,713
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)
7.970%(c)	01/25/51	90	95,285
Series 2021-DNA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
7.420%(c)	10/25/33	100	101,747
Series 2021-HQA01, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)
8.320%(c)	08/25/33	230	244,567
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
8.470%(c)	12/25/33	105	113,031
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
7.420%(c)	09/25/41	300	300,839
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
7.670%(c)	12/25/41	200	201,122
Series 2022-DNA02, Class M1B, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)
7.720%(c)	02/25/42	100	101,808
Freddie Mac REMIC,
Series 4910, Class MI, IO
4.000%	08/25/49	61	12,730
Series 5020, Class IH, IO
3.000%	08/25/50	284	45,428
GCAT Asset-Backed Notes,
Series 2021-01, Class A1, 144A
2.487%	11/25/49	601	578,665
Government National Mortgage Assoc.,
Series 2021-215, Class KA
2.500%	10/20/49	320	276,948
Oaktown Re VII Ltd.,
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)
6.920%(c)	04/25/34	297	297,619
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
8.220%(c)	04/25/34	200	203,406
Radnor Re Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)
9.020%(c)	11/25/31	300	307,176

Total Residential Mortgage-Backed Securities (cost $3,991,721)			4,087,722

A35

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds — 0.6%
Andorra International Bond (Andorra),
Sr. Unsec’d. Notes, EMTN
1.250%	05/06/31	EUR	700	$641,840
Australia Government Bond (Australia),
Bonds, Series 165
1.750%	11/21/32	AUD	420	230,339
Sr. Unsec’d. Notes, Series 138
3.250%	04/21/29	AUD	1,201	768,380
Sr. Unsec’d. Notes, Series 156
2.750%	05/21/41	AUD	699	372,221
Sr. Unsec’d. Notes, Series 162
1.750%	06/21/51	AUD	1,971	752,191
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.220%	04/26/35	EUR	100	109,215
Sr. Unsec’d. Notes, EMTN
6.350%	11/30/41	EUR	200	262,922
Benin Government International Bond (Benin),
Sr. Unsec’d. Notes, 144A
4.875%	01/19/32	EUR	184	167,243
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		1,756	1,729,660
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes
1.375%	09/23/50	EUR	25	16,950
4.125%	09/23/29	EUR	200	223,794
4.625%	09/23/34	EUR	300	348,030
Sr. Unsec’d. Notes, 144A
4.500%	01/27/33	EUR	248	284,611
Bundesrepublik Deutschland Bundesanleihe (Germany),
Bonds, Series G
2.300%	02/15/33	EUR	262	283,794
Caisse Francaise de Financement Local (France),
Covered Bonds, EMTN
4.680%	03/09/29	CAD	300	221,545
Canada Housing Trust No. 1 (Canada),
Gov’t. Gtd. Notes, 144A
4.150%	06/15/33	CAD	255	192,372
Canadian Government Bond (Canada),
Bonds
1.750%	12/01/53	CAD	94	48,543
3.500%	12/01/45	CAD	539	402,795
China Government Bond (China),
Sr. Unsec’d. Notes
3.950%	06/29/43	CNH	9,000	1,408,488
China Government International Bond (China),
Sr. Unsec’d. Notes
0.250%	11/25/30	EUR	700	628,936
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes, EMTN
3.875%	03/22/26	EUR	1,410	1,500,095
Colombian TES (Colombia),
Bonds, Series B
6.000%	04/28/28	COP	1,010,900	232,005
7.250%	10/18/34	COP	48,500	10,191
7.250%	10/26/50	COP	229,500	41,608
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
9.250%	05/28/42	COP	203,600	$46,348
13.250%	02/09/33	COP	242,500	73,779
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
1.125%	03/04/33	EUR	400	360,471
1.500%	06/17/31	EUR	1,300	1,253,489
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, EMTN
1.250%	01/21/40	EUR	1,750	1,359,219
Czech Republic Government Bond (Czech Republic),
Sr. Unsec’d. Notes, Series 078
2.500%	08/25/28	CZK	1,960	79,473
Sr. Unsec’d. Notes, Series 103
2.000%	10/13/33	CZK	1,350	48,593
Sr. Unsec’d. Notes, Series 121
1.200%	03/13/31	CZK	960	34,405
Sr. Unsec’d. Notes, Series 142
1.950%	07/30/37	CZK	430	14,323
Denmark Government Bond (Denmark),
Bonds
4.500%	11/15/39	DKK	1,018	185,072
Estonia Government International Bond (Estonia),
Sr. Unsec’d. Notes
4.000%	10/12/32	EUR	150	171,023
European Financial Stability Facility (Supranational Bank),
Gov’t. Gtd. Notes, EMTN
1.450%	09/05/40	EUR	227	195,282
European Union (Supranational Bank),
Sr. Unsec’d. Notes, Series NGEU
1.000%	07/06/32	EUR	305	286,957
Sr. Unsec’d. Notes, Series NGEU, EMTN
0.700%	07/06/51	EUR	650	388,376
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, EMTN
3.450%	06/25/26	CNH	1,000	137,769
Finland Government Bond (Finland),
Sr. Unsec’d. Notes, 144A
3.000%	09/15/33	EUR	228	250,278
French Republic Government Bond OAT (France),
Bonds, 144A
2.500%	09/24/26	EUR	821	878,659
3.000%	06/25/49	EUR	689	716,967
3.250%	05/25/55	EUR	71	75,595
Bonds, Series OATe, 144A
0.600%	07/25/34	EUR	647	701,045
Hellenic Republic Government Bond (Greece),
Sr. Unsec’d. Notes, 144A
1.875%	02/04/35	EUR	2,500	2,295,721
3.375%	06/15/34	EUR	134	144,282
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	90	106,108
Hong Kong Government International Bond (Hong Kong),
Sr. Unsec’d. Notes, GMTN
3.300%	06/07/33	CNH	2,000	284,213

A36

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Hungary Government Bond (Hungary),
Bonds, Series 32/A
4.750%	11/24/32	HUF	14,810	$35,511
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
1.625%	04/28/32	EUR	1,520	1,343,141
6.125%	05/22/28		200	205,062
Iceland Government International Bond (Iceland),
Sr. Unsec’d. Notes
0.000%	04/15/28	EUR	700	663,241
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
1.100%	03/12/33	EUR	600	513,398
3.550%	03/31/32		200	181,062
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	1,960	2,123,136
Indonesia Treasury Bond (Indonesia),
Bonds, Series 065
6.625%	05/15/33	IDR	2,153,000	135,250
Bonds, Series 089
6.875%	08/15/51	IDR	1,230,000	76,676
Bonds, Series 090
5.125%	04/15/27	IDR	1,815,000	110,274
Bonds, Series 092
7.125%	06/15/42	IDR	1,265,000	81,254
Bonds, Series 095
6.375%	08/15/28	IDR	1,618,000	101,386
Ireland Government Bond (Ireland),
Unsec’d. Notes
1.300%	05/15/33	EUR	103	99,030
1.500%	05/15/50	EUR	66	52,003
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes
5.500%	03/12/34		200	197,687
Sr. Unsec’d. Notes, EMTN
0.625%	01/18/32	EUR	200	165,804
6.875%	10/21/34	GBP	100	142,046
Italy Buoni Poliennali Del Tesoro (Italy),
Sr. Unsec’d. Notes, Series 10Y
2.500%	12/01/32	EUR	1,705	1,706,074
Sr. Unsec’d. Notes, Series 21Y, 144A
3.100%	03/01/40	EUR	301	291,663
Sr. Unsec’d. Notes, Series 30Y, 144A
4.500%	10/01/53	EUR	283	321,675
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
3.125%	02/15/28	EUR	240	259,822
Japan Government Five Year Bond (Japan),
Bonds, Series 163
0.400%	09/20/28	JPY	183,250	1,214,399
Japan Government Forty Year Bond (Japan),
Bonds, Series 09
0.400%	03/20/56	JPY	63,250	278,924
Japan Government Ten Year Bond (Japan),
Bonds, Series 365
0.100%	12/20/31	JPY	253,900	1,622,747
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Bonds, Series 371
0.400%	06/20/33	JPY	235,350	$1,519,820
Japan Government Thirty Year Bond (Japan),
Bonds, Series 32
2.300%	03/20/40	JPY	408,300	3,123,148
Bonds, Series 65
0.400%	12/20/49	JPY	227,200	1,109,804
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, EMTN
1.500%	09/30/34	EUR	470	414,838
2.375%	11/09/28	EUR	830	867,743
Kingdom of Belgium Government Bond (Belgium),
Sr. Unsec’d. Notes, Series 098, 144A
3.300%	06/22/54	EUR	80	85,540
Sr. Unsec’d. Notes, Series 100, 144A
2.850%	10/22/34	EUR	491	528,372
Sr. Unsec’d. Notes, Series 101, 144A,
3.500%	06/22/55	EUR	113	124,934
Korea Treasury Bond (South Korea),
Bonds, Series 2803
5.500%	03/10/28	KRW	285,560	228,497
Bonds, Series 4009
1.500%	09/10/40	KRW	410,640	233,184
Bonds, Series 5203
2.500%	03/10/52	KRW	538,130	340,050
Sr. Unsec’d. Notes, Series 3106
2.000%	06/10/31	KRW	123,800	83,579
Latvia Government International Bond (Latvia),
Sr. Unsec’d. Notes, GMTN
0.000%	01/24/29	EUR	100	93,344
0.000%	03/17/31	EUR	200	170,765
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes, EMTN
2.125%	06/01/32	EUR	600	588,648
Malaysia Government Bond (Malaysia),
Bonds, Series 0120
4.065%	06/15/50	MYR	233	48,139
Bonds, Series 0122
3.582%	07/15/32	MYR	523	108,468
Bonds, Series 0123
4.457%	03/31/53	MYR	160	35,367
Bonds, Series 0307
3.502%	05/31/27	MYR	727	153,503
Bonds, Series 0318
4.642%	11/07/33	MYR	208	46,669
Bonds, Series 0413
3.844%	04/15/33	MYR	254	53,546
Metropolitano de Lisboa EPE (Portugal),
Gov’t. Gtd. Notes
4.061%	12/04/26	EUR	300	331,148
Mexican Bonos (Mexico),
Bonds, Series M
5.500%	03/04/27	MXN	2,777	150,282
5.750%	03/05/26	MXN	2,495	138,836
7.500%	05/26/33	MXN	5,289	283,817
7.750%	05/29/31	MXN	1,311	72,630
8.000%	07/31/53	MXN	921	47,400

A37

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Bonds, Series M20
7.500%	06/03/27	MXN	4,757	$270,780
Sr. Unsec’d. Notes, Series M
7.750%	11/23/34	MXN	1,032	55,580
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
1.125%	01/17/30	EUR	1,300	1,204,839
2.250%	08/12/36	EUR	400	341,456
6.000%	05/07/36		200	200,400
6.350%	02/09/35		200	206,625
Netherlands Government Bond (Netherlands),
Bonds, 144A
0.000%	01/15/38	EUR	753	561,911
New South Wales Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes
4.250%	02/20/36	AUD	448	277,707
New Zealand Government Bond (New Zealand),
Unsec’d. Notes, Series 0530
4.500%	05/15/30	NZD	367	220,256
Unsec’d. Notes, Series 0551
2.750%	05/15/51	NZD	4,303	1,750,143
Peru Government Bond (Peru),
Bonds
5.940%	02/12/29	PEN	334	89,293
Sr. Unsec’d. Notes
5.400%	08/12/34	PEN	468	108,413
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
1.250%	03/11/33	EUR	1,275	1,091,400
2.750%	01/30/26	EUR	475	503,166
2.783%	01/23/31		100	85,906
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
0.700%	02/03/29	EUR	730	686,713
1.200%	04/28/33	EUR	767	663,792
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes, 144A
2.875%	10/20/34	EUR	218	232,402
Province of Alberta (Canada),
Unsec’d. Notes
3.100%	06/01/50	CAD	115	68,017
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.750%	06/18/52	CAD	109	60,226
Province of Nova Scotia (Canada),
Unsec’d. Notes
3.150%	12/01/51	CAD	100	59,065
Province of Ontario (Canada),
Bonds
1.900%	12/02/51	CAD	156	70,943
Sr. Unsec’d. Notes
2.500%	04/27/26		312	297,821
Sr. Unsec’d. Notes, EMTN
0.250%	12/15/26	GBP	583	655,937
Unsec’d. Notes
3.450%	06/02/45	CAD	377	243,270
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.750%	04/12/27(a)		754	$713,746
Unsec’d. Notes
3.100%	12/01/51	CAD	193	114,569
3.500%	12/01/45	CAD	208	134,266
Province of Saskatchewan (Canada),
Unsec’d. Notes
3.300%	06/02/48	CAD	50	30,785
Queensland Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes, 144A
4.500%	08/22/35	AUD	330	210,811
Region of Lazio (Italy),
Sr. Unsec’d. Notes
3.088%	03/31/43	EUR	327	319,805
Republic of Austria Government Bond (Austria),
Sr. Unsec’d. Notes, 144A
1.500%	02/20/47	EUR	167	135,395
2.900%	02/20/33	EUR	81	88,086
3.450%	10/20/30	EUR	262	295,169
Republic of Austria Government International Bond (Austria),
Sr. Unsec’d. Notes, 144A, MTN
5.375%	12/01/34	CAD	1,000	813,126
Republic of Cameroon International Bond (Cameroon),
Sr. Unsec’d. Notes
5.950%	07/07/32	EUR	153	127,821
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
2.875%	10/17/29		3,500	3,085,645
4.000%	10/17/49		330	236,086
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28	GBP	718	932,105
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33		940	926,189
Republic of Poland Government Bond (Poland),
Bonds, Series 0527
3.750%	05/25/27	PLN	249	59,703
Bonds, Series 1033
6.000%	10/25/33	PLN	212	55,129
Republic of Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
5.125%	09/18/34		130	129,580
5.500%	03/18/54		70	69,478
Romania Government Bond (Romania),
Bonds, Series 08Y
4.850%	07/25/29	RON	405	82,026
Bonds, Series 10Y
7.200%	10/30/33	RON	350	78,992
Romanian Government International Bond (Romania),
Bonds, 144A
3.624%	05/26/30	EUR	20	19,951
Sr. Unsec’d. Notes, 144A
5.875%	01/30/29		90	90,056
6.625%	02/17/28		72	74,125
Sr. Unsec’d. Notes, 144A, MTN
3.875%	10/29/35	EUR	20	18,664
5.375%	03/22/31	EUR	101	109,679

A38

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Sr. Unsec’d. Notes, EMTN
1.750%	07/13/30	EUR	400	$354,132
2.000%	01/28/32	EUR	197	169,163
3.375%	01/28/50	EUR	94	71,559
3.875%	10/29/35	EUR	20	18,664
Unsec’d. Notes, 144A
2.625%	12/02/40	EUR	150	110,498
2.750%	04/14/41	EUR	209	153,890
Unsec’d. Notes, 144A, MTN
1.750%	07/13/30	EUR	174	154,048
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes
2.000%	07/09/39	EUR	400	330,668
Sr. Unsec’d. Notes, 144A
5.000%	01/16/34		300	298,594
Sr. Unsec’d. Notes, EMTN
0.625%	03/03/30	EUR	1,300	1,191,253
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
3.125%	05/15/27	EUR	900	933,947
Singapore Government Bond (Singapore),
Bonds
2.375%	06/01/25	SGD	101	73,763
3.500%	03/01/27	SGD	66	49,307
Sr. Unsec’d. Notes
1.875%	10/01/51	SGD	57	33,307
Slovakia Government Bond (Slovakia),
Unsec’d. Notes, Series 233
2.000%	10/17/47	EUR	100	77,232
Unsec’d. Notes, Series 236
0.750%	04/09/30	EUR	282	264,229
Slovenia Government Bond (Slovenia),
Sr. Unsec’d. Notes, Series RS76
3.125%	08/07/45	EUR	48	49,778
Sr. Unsec’d. Notes, Series RS91
3.625%	03/11/33	EUR	200	226,181
Slovenia Government International Bond (Slovenia),
Bonds, 144A
5.000%	09/19/33		800	803,432
Spain Government Bond (Spain),
Sr. Unsec’d. Notes
3.500%	05/31/29	EUR	509	566,354
Sr. Unsec’d. Notes, 144A
1.000%	10/31/50	EUR	3,200	1,916,324
1.200%	10/31/40	EUR	800	613,276
1.900%	10/31/52	EUR	327	242,087
3.250%	04/30/34	EUR	441	479,590
3.450%	07/30/43	EUR	266	280,274
State of North Rhine-Westphalia Germany (Germany),
Sr. Unsec’d. Notes, Series 1439, EMTN
1.550%	06/16/48	EUR	494	397,577
Sweden Government Bond (Sweden),
Bonds, Series 1065
1.750%	11/11/33	SEK	2,005	177,432
Swiss Confederation Government Bond (Switzerland),
Bonds
1.250%	05/28/26	CHF	891	994,994
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
1.500%	04/30/42	CHF	94	$119,375
3.250%	06/27/27	CHF	84	100,260
3.500%	04/08/33	CHF	98	135,649
Thailand Government Bond (Thailand),
Bonds
0.950%	06/17/25	THB	9,612	258,875
1.600%	12/17/29	THB	2,069	54,476
2.750%	06/17/52	THB	2,654	66,664
Sr. Unsec’d. Notes
3.350%	06/17/33	THB	1,265	36,965
4.000%	06/17/55	THB	832	26,097
Treasury Corp. of Victoria (Australia),
Local Gov’t. Gtd. Notes
2.000%	09/17/35	AUD	913	444,544
Local Gov’t. Gtd. Notes, MTN
2.000%	11/20/37	AUD	494	224,938
United Kingdom Gilt (United Kingdom),
Bonds
3.750%	01/29/38	GBP	1,528	1,844,364
3.750%	10/22/53	GBP	890	1,002,557
4.500%	06/07/28	GBP	624	804,837
United Kingdom Inflation-Linked Gilt (United Kingdom),
Bonds, Series 3MO
0.750%	11/22/33	GBP	568	748,088
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
3.875%	07/02/40	UYU	2,603	74,158
8.500%	03/15/28	UYU	2,926	76,453

Total Sovereign Bonds (cost $90,765,567)				79,875,452
U.S. Government Agency Obligations — 0.2%
Federal Home Loan Mortgage Corp.
2.000%	03/01/51		32	25,683
2.500%	06/01/30		38	35,820
2.500%	11/01/35		50	45,636
2.500%	09/01/50		183	153,468
2.500%	01/01/51		491	409,334
2.500%	02/01/51		67	56,446
2.500%	07/01/51		50	41,710
2.500%	08/01/51		331	274,325
3.000%	06/01/30		11	10,092
3.000%	09/01/35		41	38,074
3.000%	05/01/45		51	45,053
3.000%	08/01/46		130	114,903
3.500%	10/01/30		10	9,240
3.500%	07/01/45		58	52,630
3.500%	03/01/48		292	267,058
4.000%	01/01/33		84	81,754
4.000%	03/01/34		59	58,208
4.000%	06/01/42		25	23,437
4.000%	09/01/44		49	46,057
4.000%	04/01/45		13	12,430
4.000%	05/01/45		36	34,055
4.000%	05/01/46		44	41,287
4.000%	01/01/47		59	55,965
4.500%	12/01/34		14	13,436

A39

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.500%	07/01/41	19	$18,292
4.500%	03/01/44	23	23,039
4.500%	12/01/45	48	47,518
4.500%	09/01/50	331	319,151
4.500%	11/01/52	378	360,255
5.000%	02/01/42	65	65,075
5.000%	01/01/53	163	159,662
5.500%	12/01/53	539	536,429
6.000%	12/01/52	152	155,001
6.000%	03/01/53	70	71,165
6.750%	03/15/31(k)	430	492,422
Federal Home Loan Mortgage Corp., MTN
1.749%(s)	12/14/29(k)	280	217,319
Federal National Mortgage Assoc.
1.500%	TBA	125	94,088
2.000%	TBA	1,058	836,865
2.000%	07/01/30	23	21,473
2.000%	04/01/31	18	16,914
2.000%	05/01/36	154	137,609
2.000%	10/01/36	76	66,975
2.000%	06/01/40	76	64,862
2.000%	11/01/40	20	16,659
2.000%	12/01/40	152	128,042
2.000%	11/01/41	310	261,300
2.000%	07/01/50	88	70,558
2.000%	02/01/51	565	449,678
2.000%	03/01/51	88	71,359
2.000%	03/01/51	111	89,403
2.000%	05/01/51	360	286,169
2.000%	07/01/51	558	446,419
2.500%	TBA	90	81,879
2.500%	TBA	826	682,656
2.500%	06/01/30	10	9,560
2.500%	07/01/30	22	20,790
2.500%	04/01/37	249	222,900
2.500%	04/01/50	117	97,226
2.500%	07/01/50	21	17,771
2.500%	12/01/51	180	151,487
2.500%	01/01/52	507	422,250
3.000%	06/01/30	34	32,492
3.000%	07/01/30	24	22,853
3.000%	07/01/30	47	45,199
3.000%	09/01/30	23	22,346
3.000%	11/01/30	12	10,958
3.000%	03/01/31	38	36,066
3.000%	07/01/33	39	37,017
3.000%	03/01/35	13	11,777
3.000%	09/01/35	20	18,796
3.000%	12/01/40	130	116,733
3.000%	06/01/45	121	107,106
3.000%	08/01/45	122	107,623
3.000%	01/01/46	21	18,257
3.000%	10/01/46	44	39,199
3.000%	10/01/46	64	56,071
3.000%	11/01/46	168	147,409
3.000%	12/01/46	70	61,269
3.000%	08/01/50	76	65,668
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.000%	12/01/51	224	$193,765
3.000%	06/01/52	491	423,439
3.500%	TBA	25	23,761
3.500%	12/01/29	17	16,000
3.500%	05/01/30	14	13,053
3.500%	10/01/30	22	21,139
3.500%	02/01/37	19	18,148
3.500%	08/01/47	33	30,024
3.500%	10/01/50	490	444,748
3.500%	09/01/57	131	116,105
3.500%	05/01/58	118	104,570
4.000%	04/01/35	21	20,208
4.000%	03/01/41	46	43,515
4.000%	11/01/42	66	62,446
4.000%	06/01/44	26	24,319
4.000%	03/01/45	16	15,390
4.000%	04/01/47	52	49,331
4.000%	07/01/47	118	111,224
4.000%	12/01/47	144	136,490
4.000%	02/01/49	176	165,513
4.000%	09/01/49	105	98,021
4.260%	03/01/29	120	117,753
4.480%	02/01/29	118	117,063
4.500%	TBA	204	194,253
4.500%	01/01/42	35	34,389
4.500%	03/01/44	15	14,512
4.500%	06/01/48	50	47,956
4.500%	01/01/51	142	137,443
4.570%	01/01/29	125	123,950
4.910%	01/01/29	100	100,600
4.920%	12/01/28	100	100,575
5.000%	TBA	236	230,257
5.000%	05/01/38	34	34,183
5.280%	01/01/29	100	101,704
5.500%	TBA	414	411,945
5.500%	07/01/38	19	19,582
5.500%	05/01/39	23	23,938
5.500%	05/01/40	12	12,471
5.500%	10/01/52	173	172,551
6.000%	TBA	365	368,252
6.000%	TBA	856	863,793
6.000%	02/01/36	14	14,329
6.000%	11/01/38	12	12,935
6.000%	09/01/39	31	31,670
6.000%	06/01/40	17	17,941
6.000%	05/01/53	115	118,030
6.625%	11/15/30(k)	405	457,802
7.000%	TBA	350	360,421
Freddie Mac Coupon Strips
1.998%(s)	07/15/32	104	70,409
Government National Mortgage Assoc.
2.000%	TBA	225	184,300
2.000%	11/20/50	210	172,010
2.000%	08/20/52	513	420,640
2.500%	TBA	90	76,646
2.500%	01/20/47	28	24,107
3.000%	TBA	183	161,365

A40

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.000%	11/20/43	124	$111,823
3.000%	01/15/45	16	13,928
3.000%	06/20/47	240	214,715
3.500%	04/15/45	16	15,336
3.500%	03/20/47	87	80,258
3.500%	07/20/47	459	423,731
3.500%	08/20/47	125	115,548
3.500%	09/20/47	24	22,438
3.500%	11/20/47	20	17,984
3.500%	12/20/47	18	16,901
3.500%	03/20/48	67	61,817
4.000%	03/15/44	35	33,088
4.000%	02/20/46	17	16,130
4.000%	03/20/46	76	72,848
4.000%	07/20/47	133	126,682
4.000%	12/20/47	49	46,849
4.500%	TBA	165	158,537
4.500%	10/15/41	20	19,196
5.000%	06/15/38	10	9,762
5.000%	12/15/39	15	14,822
5.000%	05/20/40	91	91,834
5.000%	06/20/40	72	72,731
5.000%	07/20/40	28	28,554
5.000%	03/15/44	60	60,883
5.500%	TBA	490	489,540
Tennessee Valley Authority Generic Strips
2.040%(s)	09/15/30	215	157,188
U.S. International Development Finance Corp., U.S. Gov’t. Gtd. Notes
3.250%	10/15/30	375	357,186

Total U.S. Government Agency Obligations (cost $22,027,212)			20,464,453
U.S. Treasury Obligations — 1.3%
U.S. Treasury Bonds
1.750%	08/15/41(h)(k)	28,589	19,297,575
2.000%	08/15/51(k)	3,863	2,394,456
2.250%	05/15/41(k)	41,495	30,667,398
2.375%	05/15/51	220	149,463
2.875%	05/15/49	5,035	3,830,534
3.000%	02/15/49(h)	49,010	38,212,484
4.000%	11/15/42(k)	1,247	1,175,103
4.750%	11/15/43(h)	745	773,287
U.S. Treasury Inflation Indexed Bonds, TIPS
1.750%	01/15/34	794	784,553
U.S. Treasury Notes
1.250%	06/30/28(k)	605	534,291
1.875%	02/15/32(k)	40	33,794
2.375%	03/31/29(k)	90	82,498
2.875%	08/15/28(k)	355	335,253
3.250%	06/30/29(k)	480	457,875
3.500%	02/15/33(h)	3,750	3,553,125
3.750%	06/30/30(k)	3,055	2,975,045
3.875%	04/30/25	10,950	10,819,969
3.875%	11/30/29	10	9,822
3.875%	12/31/29	4,410	4,330,758
3.875%	08/15/33	65	63,314
4.000%	01/31/29	1,425	1,410,750
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
4.000%	02/15/34(a)	1,075	$1,057,531
4.125%	02/15/27	200	198,344
4.250%	12/31/25(k)	13,865	13,752,347
4.250%	01/31/26	7,870	7,808,823
4.250%	02/28/29	245	245,402
4.375%	11/30/30	1,585	1,598,373
4.500%	11/15/33	2,008	2,053,494
4.625%	09/30/30	4,680	4,783,837
4.875%	11/30/25	1,850	1,852,963
U.S. Treasury Strips Coupon
1.916%(s)	02/15/38	625	339,111
1.964%(s)	08/15/41	7,655	3,428,902
2.053%(s)	05/15/43(k)	2,180	896,780
2.075%(s)	02/15/43	3,280	1,364,787
2.117%(s)	05/15/44	1,220	479,613
2.119%(s)	08/15/45(k)	6,235	2,321,076
2.122%(s)	08/15/44(k)	600	233,719
2.125%(s)	05/15/45(k)	640	240,700
3.044%(s)	11/15/40(k)	9,785	4,558,816
3.930%(s)	02/15/41	1,120	515,331
4.608%(s)	11/15/48	225	73,010
4.920%(s)	08/15/48	825	270,735
4.921%(s)	11/15/43	5,865	2,357,913
4.924%(s)	02/15/49	650	209,625
5.331%(s)	02/15/40	1,065	518,397
5.356%(s)	05/15/40	445	213,461

Total U.S. Treasury Obligations (cost $194,527,559)			173,264,437

Total Long-Term Investments (cost $9,545,566,477)			10,990,193,093

	Shares
Short-Term Investments — 16.3%
Affiliated Mutual Funds — 15.6%
PGIM Core Ultra Short Bond Fund(wa)	1,836,332,126	1,836,332,126
PGIM Institutional Money Market Fund (7-day effective yield 5.664%) (cost $179,518,091; includes $178,475,408 of cash collateral for securities on loan)(b)(wa)	179,589,069	179,499,275

Total Affiliated Mutual Funds (cost $2,015,850,217)		2,015,831,401

Interest Rate	Maturity Date	Principal Amount (000)#
Commercial Paper(n) — 0.0%
Crown Castle International Corp.
5.841%	04/18/24	1,300	1,295,613
Engie SA
5.379%	05/09/24	1,000	993,821
Parker-Hannifin Corp.
5.446%	04/25/24	600	597,428

A41

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Paper(n) (continued)
Rogers Communications, Inc.
5.741%	05/02/24		1,275	$1,268,102

Total Commercial Paper (cost $4,157,413)				4,154,964
Foreign Treasury Obligations(n) — 0.1%
Japan Treasury Discount Bills, Series 1206
(0.210)%	04/15/24	JPY	1,011,700	6,683,203
Japan Treasury Discount Bills, Series 1208
(0.187)%	04/22/24	JPY	149,700	988,908

Total Foreign Treasury Obligations (cost $8,002,038)				7,672,111
U.S. Government Agency Obligation(n) — 0.0%
Federal Home Loan Bank
5.153%	04/01/24		1,708	1,706,980
(cost $1,708,000)
U.S. Treasury Obligations(n) — 0.6%
U.S. Treasury Bills
5.305%	05/02/24		75	74,659
5.270%	06/20/24(k)		83,200	82,235,528

Total U.S. Treasury Obligations (cost $82,314,531)				82,310,187

	Shares
Unaffiliated Fund — 0.0%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio (7-day effective yield 5.221%) (Institutional Shares)	1,669,931	1,669,931
(cost $1,669,931)

Total Short-Term Investments (cost $2,113,702,130)		2,113,345,574

TOTAL INVESTMENTS—101.2% (cost $11,659,268,607)		13,103,538,667

Liabilities in excess of other assets(z) — (1.2)%		(160,575,996)

Net Assets — 100.0%		$12,942,962,671

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwanese Dollar
USD	US Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ADR	American Depositary Receipt
BABs	Build America Bonds
BARC	Barclays Bank PLC
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
BMO	BMO Capital Markets
BNP	BNP Paribas S.A.
BNYM	Bank of New York Mellon
BOA	Bank of America, N.A.
BROIS	Brazil Overnight Index Swap
BTP	Buoni del Tesoro Poliennali
BUBOR	Budapest Interbank Offered Rate
CA	Credit Agricole Securities Inc.
CBA	Commonwealth Bank of Australia
CDI	Chess Depository Interest
CDOR	Canadian Dollar Offered Rate
CDX	Credit Derivative Index
CIBOR	Copenhagen Interbank Offered Rate
CITI	Citibank, N.A.
CLO	Collateralized Loan Obligation
CLOIS	Sinacofi Chile Interbank Rate Average
CME	Chicago Mercantile Exchange
COOIS	Colombia Overnight Interbank Reference Rate
CORRA	Canadian Overnight Repo Rate Average
CPI	Consumer Price Index
CVA	Certificate Van Aandelen (Bearer)
CWMC	CIBC World Markets Corp
DAC	Designated Activity Company
DB	Deutsche Bank AG
DIP	Debtor-In-Possession
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
EuroSTR	Euro Short-Term Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note

A42

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
GSI	Goldman Sachs International
HICP	Harmonised Index of Consumer Prices
HSBC	HSBC Bank PLC
IO	Interest Only (Principal amount represents notional)
JPM	JPMorgan Chase Bank N.A.
KLIBOR	Kuala Lumpur Interbank Offered Rate
KWCDC	Korean Won Certificate of Deposit
LP	Limited Partnership
M	Monthly payment frequency for swaps
MASTR	Morgan Stanley Structured Asset Security
MSCI	Morgan Stanley Capital International
MSI	Morgan Stanley & Co International PLC
MTN	Medium Term Note
NIBOR	Norwegian Interbank Offered Rate
NSA	Non-Seasonally Adjusted
NWM	NatWest Markets PLC
NYSE	New York Stock Exchange
OAT	Obligations Assimilables du Tresor
OTC	Over-the-counter
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
PRIBOR	Prague Interbank Offered Rate
Q	Quarterly payment frequency for swaps
RBC	Royal Bank of Canada
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
SARON	Swiss Average Rate Overnight
SCB	Standard Chartered Bank
SG	Societe Generale
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SORA	Singapore Overnight Rate Average
SPDR	Standard & Poor’s Depositary Receipts
SSB	State Street Bank & Trust Company
STIBOR	Stockholm Interbank Offered Rate
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TAIBOR	Taiwan Interbank Offered Rate
TBA	To Be Announced
TD	The Toronto-Dominion Bank
TELBOR	Tel Aviv Interbank Offered Rate
THOR	Thai Overnight Repurchase Rate
TIPS	Treasury Inflation-Protected Securities
TONAR	Tokyo Overnight Average Rate
UAG	UBS AG
USOIS	United States Overnight Index Swap
UTS	Unit Trust Security
WBC	Westpac Banking Corp.
WIBOR	Warsaw Interbank Offered Rate
XAMS	Amsterdam Stock Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $2,490 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $173,591,893; cash collateral of $178,475,408 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $1,132,588. The aggregate value of $582,640 is 0.0% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A43

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward Commitment Contracts:
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#		Value
Federal National Mortgage Assoc.	2.000%	TBA	04/16/24	$(75)	$(66,453)
Federal National Mortgage Assoc.	3.000%	TBA	04/11/24	(790)	(679,567)
Federal National Mortgage Assoc.	3.000%	TBA	04/16/24	(35)	(32,573)
Federal National Mortgage Assoc.	3.500%	TBA	04/11/24	(775)	(693,530)
Federal National Mortgage Assoc.	4.000%	TBA	04/11/24	(54)	(50,004)
Federal National Mortgage Assoc.	4.000%	TBA	04/16/24	(125)	(121,061)
Federal National Mortgage Assoc.	4.500%	TBA	04/16/24	(225)	(221,510)
Federal National Mortgage Assoc.	6.500%	TBA	04/11/24	(300)	(306,485)
Government National Mortgage Assoc.	3.500%	TBA	04/18/24	(185)	(168,327)
Government National Mortgage Assoc.	4.000%	TBA	04/18/24	(320)	(299,421)
Government National Mortgage Assoc.	5.000%	TBA	04/18/24	(75)	(73,707)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $2,724,261)					$(2,712,638)

Futures contracts outstanding at March 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
225	3 Month CME SOFR	Jun. 2024	$53,253,281	$15,609
1,569	2 Year U.S. Treasury Notes	Jun. 2024	320,835,986	(365,819)
5	3 Year Australian Treasury Bonds	Jun. 2024	348,353	(44)
13	5 Year Canadian Government Bonds	Jun. 2024	1,069,809	653
3,026	5 Year U.S. Treasury Notes	Jun. 2024	323,829,297	385,811
4	10 Year Canadian Government Bonds	Jun. 2024	355,365	522
2	10 Year Korea Treasury Bonds	Jun. 2024	168,735	413
2,784	10 Year U.S. Treasury Notes	Jun. 2024	308,458,514	1,141,107
228	10 Year U.S. Ultra Treasury Notes	Jun. 2024	26,130,939	130,765
851	20 Year U.S. Treasury Bonds	Jun. 2024	102,492,313	1,108,990
840	30 Year U.S. Ultra Treasury Bonds	Jun. 2024	108,360,000	1,164,846
69	Euro Schatz Index	Jun. 2024	7,868,377	2,105
13	Euro-BTP Italian Government Bond	Jun. 2024	1,669,121	23,129
2	Euro-OAT	Jun. 2024	276,553	1,573
2,524	Mini MSCI EAFE Index	Jun. 2024	297,466,020	3,882,038
477	Russell 2000 E-Mini Index	Jun. 2024	51,179,715	883,769
2,868	S&P 500 E-Mini Index	Jun. 2024	761,238,900	16,786,205
				25,161,672
Short Positions:
54	2 Year U.S. Treasury Notes	Jun. 2024	11,042,156	12,450
73	5 Year Euro-Bobl	Jun. 2024	9,312,902	(57,983)
29	10 Year Australian Treasury Bonds	Jun. 2024	2,203,032	(18,054)
103	10 Year Euro-Bund	Jun. 2024	14,821,393	(130,684)
14	10 Year Japanese Bonds	Jun. 2024	13,491,346	(19,051)
6	10 Year Mini Japanese Government Bonds	Jun. 2024	577,527	(949)
44	10 Year U.K. Gilt	Jun. 2024	5,550,128	(27,165)
27	10 Year U.S. Treasury Notes	Jun. 2024	2,991,516	(13,705)
28	10 Year U.S. Ultra Treasury Notes	Jun. 2024	3,209,062	(7,127)
44	20 Year U.S. Treasury Bonds	Jun. 2024	5,299,250	(282)
11	30 Year Euro Buxl	Jun. 2024	1,611,586	(22,161)
30	30 Year U.S. Ultra Treasury Bonds	Jun. 2024	3,870,000	(45,891)
52	British Pound Currency	Jun. 2024	4,103,775	15,437
409	Euro Currency	Jun. 2024	55,324,919	581,124
104	Euro Schatz Index	Jun. 2024	11,859,582	(7,939)
				258,020
				$25,419,692
A44

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/03/24	BARC	AUD	4,043	$2,635,687	$2,635,054	$—	$(633)
Expiring 04/03/24	BARC	AUD	4,017	2,613,412	2,618,108	4,696	—
Expiring 04/03/24	BARC	AUD	942	614,103	613,956	—	(147)
Expiring 04/03/24	BARC	AUD	580	384,238	378,019	—	(6,219)
Expiring 04/03/24	BARC	AUD	575	378,771	374,760	—	(4,011)
Expiring 04/03/24	BNP	AUD	1,760	1,142,489	1,147,093	4,604	—
Expiring 04/03/24	BNP	AUD	1,155	765,225	752,780	—	(12,445)
Expiring 04/03/24	BNP	AUD	585	381,099	381,278	179	—
Expiring 04/03/24	CITI	AUD	295	195,775	192,268	—	(3,507)
Expiring 04/03/24	GSI	AUD	490	319,660	319,361	—	(299)
Expiring 04/03/24	GSI	AUD	385	254,746	250,926	—	(3,820)
Expiring 04/03/24	JPM	AUD	585	380,794	381,278	484	—
Expiring 04/03/24	JPM	AUD	155	101,024	101,022	—	(2)
Expiring 04/03/24	JPM	AUD	115	76,070	74,952	—	(1,118)
Expiring 04/03/24	JPM	AUD	50	32,620	32,588	—	(32)
Expiring 04/03/24	JPM	AUD	50	32,524	32,587	63	—
Expiring 04/03/24	MSI	AUD	385	254,564	250,926	—	(3,638)
Expiring 04/03/24	MSI	AUD	295	194,517	192,269	—	(2,248)
Expiring 04/03/24	SG	AUD	385	255,205	250,927	—	(4,278)
Expiring 04/03/24	SSB	AUD	50	32,574	32,587	13	—
Expiring 04/03/24	SSB	AUD	50	32,682	32,588	—	(94)
Expiring 04/03/24	TD	AUD	585	383,444	381,278	—	(2,166)
Expiring 04/03/24	WBC	AUD	385	255,344	250,927	—	(4,417)
Expiring 04/03/24	WBC	AUD	100	65,036	65,176	140	—
Expiring 05/08/24	BARC	AUD	3,252	2,122,153	2,121,620	—	(533)
Expiring 05/08/24	DB	AUD	585	379,897	381,657	1,760	—
Expiring 05/08/24	GSI	AUD	100	65,311	65,241	—	(70)
Brazilian Real,
Expiring 04/02/24	BARC	BRL	355	71,054	70,744	—	(310)
Expiring 04/02/24	BOA	BRL	1,988	401,001	396,167	—	(4,834)
Expiring 04/02/24	CITI	BRL	2,748	553,000	547,652	—	(5,348)
Expiring 04/02/24	CITI	BRL	2,727	547,000	543,383	—	(3,617)
Expiring 04/02/24	CITI	BRL	1,793	358,873	357,308	—	(1,565)
Expiring 04/02/24	CITI	BRL	745	149,616	148,463	—	(1,153)
Expiring 04/02/24	DB	BRL	15,485	3,127,385	3,085,923	—	(41,462)
Expiring 04/02/24	MSI	BRL	160	32,072	31,885	—	(187)
Expiring 04/02/24	TD	BRL	3,980	793,000	793,146	146	—
Expiring 05/03/24	CITI	BRL	18,800	3,760,130	3,735,456	—	(24,674)
Expiring 05/03/24	CITI	BRL	2,538	507,346	504,289	—	(3,057)
British Pound,
Expiring 04/02/24	BNP	GBP	208	263,136	262,511	—	(625)
Expiring 04/02/24	CITI	GBP	89	112,021	111,983	—	(38)
Expiring 04/02/24	MSI	GBP	1,081	1,362,151	1,364,188	2,037	—
Expiring 04/02/24	MSI	GBP	191	242,503	241,150	—	(1,353)
Expiring 04/02/24	MSI	GBP	100	127,116	126,558	—	(558)
Expiring 04/03/24	BARC	GBP	299	380,422	377,395	—	(3,027)
Expiring 04/03/24	BARC	GBP	112	142,922	141,366	—	(1,556)
Expiring 04/03/24	BNP	GBP	700	884,799	883,533	—	(1,266)
Expiring 04/03/24	BNP	GBP	603	759,868	761,101	1,233	—
Expiring 04/03/24	BNP	GBP	602	771,196	759,839	—	(11,357)
Expiring 04/03/24	BNP	GBP	602	767,682	759,839	—	(7,843)
Expiring 04/03/24	BNP	GBP	300	382,361	378,657	—	(3,704)
Expiring 04/03/24	BNP	GBP	200	254,564	252,438	—	(2,126)
Expiring 04/03/24	BNP	GBP	76	96,462	95,927	—	(535)
Expiring 04/03/24	BNP	GBP	68	87,613	85,829	—	(1,784)
Expiring 04/03/24	BOA	GBP	1,104	1,396,156	1,393,459	—	(2,697)
A45

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 04/03/24	GSI	GBP	200	$257,170	$252,438	$—	$(4,732)
Expiring 04/03/24	HSBC	GBP	6,397	8,067,896	8,074,236	6,340	—
Expiring 04/03/24	HSBC	GBP	464	585,197	585,657	460	—
Expiring 04/03/24	JPM	GBP	602	766,291	759,839	—	(6,452)
Expiring 04/03/24	JPM	GBP	600	769,273	757,315	—	(11,958)
Expiring 04/03/24	JPM	GBP	150	191,091	189,328	—	(1,763)
Expiring 04/03/24	JPM	GBP	50	63,462	63,110	—	(352)
Expiring 04/03/24	JPM	GBP	50	63,466	63,109	—	(357)
Expiring 04/03/24	JPM	GBP	25	31,721	31,555	—	(166)
Expiring 04/03/24	MSI	GBP	199	254,922	251,176	—	(3,746)
Expiring 04/03/24	MSI	GBP	25	31,582	31,555	—	(27)
Expiring 04/03/24	RBC	GBP	199	254,944	251,176	—	(3,768)
Expiring 04/03/24	SCB	GBP	299	381,071	377,396	—	(3,675)
Expiring 04/03/24	UAG	GBP	399	511,818	503,614	—	(8,204)
Expiring 04/03/24	UAG	GBP	25	31,708	31,554	—	(154)
Expiring 05/08/24	BARC	GBP	50	63,142	63,122	—	(20)
Expiring 05/08/24	BNP	GBP	604	763,068	762,507	—	(561)
Expiring 05/08/24	HSBC	GBP	1,104	1,392,602	1,393,723	1,121	—
Expiring 05/08/24	HSBC	GBP	235	296,873	296,671	—	(202)
Expiring 05/08/24	MSI	GBP	303	381,608	382,516	908	—
Expiring 05/08/24	MSI	GBP	101	127,610	127,505	—	(105)
Canadian Dollar,
Expiring 04/03/24	BNP	CAD	1,035	761,922	764,158	2,236	—
Expiring 04/03/24	BNP	CAD	640	475,097	472,229	—	(2,868)
Expiring 04/03/24	BNP	CAD	400	297,367	295,621	—	(1,746)
Expiring 04/03/24	CWMC	CAD	3,501	2,580,117	2,584,848	4,731	—
Expiring 04/03/24	CWMC	CAD	2,208	1,627,221	1,630,204	2,983	—
Expiring 04/03/24	CWMC	CAD	105	77,353	77,524	171	—
Expiring 04/03/24	JPM	CAD	515	379,592	380,233	641	—
Expiring 04/03/24	RBC	CAD	5,284	3,888,239	3,901,267	13,028	—
Expiring 04/03/24	RBC	CAD	85	63,005	62,757	—	(248)
Expiring 04/03/24	SSB	CAD	85	62,952	62,757	—	(195)
Expiring 04/03/24	SSB	CAD	45	33,187	33,224	37	—
Expiring 04/03/24	TD	CAD	45	33,160	33,224	64	—
Expiring 05/08/24	JPM	CAD	85	62,629	62,788	159	—
Expiring 05/08/24	RBC	CAD	3,501	2,577,530	2,586,137	8,607	—
Expiring 05/08/24	RBC	CAD	1,218	896,724	899,718	2,994	—
Chilean Peso,
Expiring 04/03/24	BARC	CLP	25,150	25,521	25,665	144	—
Expiring 04/03/24	GSI	CLP	25,200	25,638	25,716	78	—
Expiring 04/03/24	JPM	CLP	25,150	25,942	25,666	—	(276)
Expiring 04/03/24	MSI	CLP	436,948	446,321	445,900	—	(421)
Expiring 04/03/24	MSI	CLP	92,108	94,084	93,995	—	(89)
Expiring 04/03/24	MSI	CLP	53,300	54,369	54,392	23	—
Expiring 04/03/24	MSI	CLP	25,150	25,775	25,665	—	(110)
Expiring 05/08/24	JPM	CLP	28,100	28,661	28,646	—	(15)
Expiring 05/08/24	MSI	CLP	63,000	64,019	64,223	204	—
Expiring 06/21/24	MSI	CLP	1,110,001	1,172,000	1,130,525	—	(41,475)
Chinese Renminbi,
Expiring 04/03/24	JPM	CNH	8,648	1,193,157	1,190,845	—	(2,312)
Expiring 04/03/24	JPM	CNH	1,540	212,472	212,060	—	(412)
Expiring 04/03/24	JPM	CNH	1,344	186,696	185,071	—	(1,625)
Expiring 04/03/24	JPM	CNH	900	125,155	123,932	—	(1,223)
Expiring 04/03/24	JPM	CNH	555	77,146	76,424	—	(722)
Expiring 04/03/24	JPM	CNH	459	63,791	63,205	—	(586)
A46

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 04/03/24	JPM	CNH	448	$62,359	$61,690	$—	$(669)
Expiring 04/03/24	SSB	CNH	2,184	304,556	300,741	—	(3,815)
Expiring 04/03/24	SSB	CNH	481	66,980	66,234	—	(746)
Expiring 04/10/24	CA	CNH	3,090	437,596	425,609	—	(11,987)
Expiring 04/24/24	BARC	CNH	689	96,072	94,952	—	(1,120)
Expiring 04/24/24	CITI	CNH	14,390	1,984,000	1,983,216	—	(784)
Expiring 04/24/24	HSBC	CNH	12,258	1,715,000	1,689,369	—	(25,631)
Expiring 04/24/24	JPM	CNH	12,575	1,750,000	1,733,069	—	(16,931)
Expiring 04/24/24	MSI	CNH	14,073	1,944,000	1,939,486	—	(4,514)
Colombian Peso,
Expiring 04/03/24	BNP	COP	1,103,707	278,939	285,193	6,254	—
Expiring 04/03/24	CITI	COP	951,542	247,282	245,874	—	(1,408)
Expiring 04/03/24	JPM	COP	434,100	110,938	112,170	1,232	—
Expiring 04/03/24	MSI	COP	99,900	25,531	25,814	283	—
Expiring 04/03/24	SCB	COP	99,900	25,524	25,814	290	—
Expiring 05/08/24	CITI	COP	1,228,807	317,595	315,726	—	(1,869)
Expiring 06/20/24	BNP	COP	3,317,973	837,800	846,708	8,908	—
Expiring 06/20/24	CITI	COP	5,285,911	1,327,185	1,348,904	21,719	—
Czech Koruna,
Expiring 04/03/24	BOA	CZK	2,950	126,958	125,771	—	(1,187)
Expiring 04/03/24	JPM	CZK	1,650	71,477	70,346	—	(1,131)
Expiring 04/03/24	MSI	CZK	5,440	232,199	231,929	—	(270)
Expiring 04/03/24	RBC	CZK	2,950	127,089	125,771	—	(1,318)
Expiring 04/03/24	UAG	CZK	4,267	182,788	181,920	—	(868)
Expiring 04/19/24	MSI	CZK	2,257	98,980	96,211	—	(2,769)
Expiring 05/09/24	UAG	CZK	7,090	303,655	302,244	—	(1,411)
Danish Krone,
Expiring 04/03/24	BARC	DKK	1,158	168,164	167,539	—	(625)
Euro,
Expiring 04/02/24	BNP	EUR	1,393	1,513,990	1,503,231	—	(10,759)
Expiring 04/02/24	BNP	EUR	254	274,012	273,886	—	(126)
Expiring 04/02/24	BNP	EUR	218	236,101	235,145	—	(956)
Expiring 04/02/24	SSB	EUR	2,754	2,979,957	2,972,135	—	(7,822)
Expiring 04/03/24	BARC	EUR	703	761,104	758,609	—	(2,495)
Expiring 04/03/24	BARC	EUR	468	512,662	505,020	—	(7,642)
Expiring 04/03/24	BARC	EUR	466	508,318	502,862	—	(5,456)
Expiring 04/03/24	BARC	EUR	466	507,699	502,861	—	(4,838)
Expiring 04/03/24	BARC	EUR	234	256,257	252,510	—	(3,747)
Expiring 04/03/24	BARC	EUR	170	185,539	183,448	—	(2,091)
Expiring 04/03/24	BARC	EUR	169	184,660	182,369	—	(2,291)
Expiring 04/03/24	BARC	EUR	72	78,729	77,696	—	(1,033)
Expiring 04/03/24	BNP	EUR	705	765,911	760,767	—	(5,144)
Expiring 04/03/24	BNP	EUR	392	424,726	423,008	—	(1,718)
Expiring 04/03/24	BNP	EUR	236	255,297	254,668	—	(629)
Expiring 04/03/24	BNP	EUR	234	255,946	252,510	—	(3,436)
Expiring 04/03/24	BNP	EUR	234	256,057	252,510	—	(3,547)
Expiring 04/03/24	BNP	EUR	176	190,424	189,922	—	(502)
Expiring 04/03/24	BNP	EUR	176	190,389	189,922	—	(467)
Expiring 04/03/24	BOA	EUR	127	137,739	137,046	—	(693)
Expiring 04/03/24	CITI	EUR	234	255,767	252,510	—	(3,257)
Expiring 04/03/24	CITI	EUR	29	31,754	31,294	—	(460)
Expiring 04/03/24	DB	EUR	32,938	35,638,916	35,543,461	—	(95,455)
Expiring 04/03/24	GSI	EUR	140	152,378	151,075	—	(1,303)
Expiring 04/03/24	JPM	EUR	1,406	1,527,027	1,517,217	—	(9,810)
Expiring 04/03/24	JPM	EUR	353	383,663	380,923	—	(2,740)
A47

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 04/03/24	JPM	EUR	352	$381,401	$379,844	$—	$(1,557)
Expiring 04/03/24	JPM	EUR	352	381,401	379,844	—	(1,557)
Expiring 04/03/24	JPM	EUR	163	177,158	175,894	—	(1,264)
Expiring 04/03/24	JPM	EUR	66	71,658	71,221	—	(437)
Expiring 04/03/24	MSI	EUR	7,096	7,685,074	7,657,307	—	(27,767)
Expiring 04/03/24	MSI	EUR	2,476	2,681,545	2,671,856	—	(9,689)
Expiring 04/03/24	MSI	EUR	466	508,395	502,861	—	(5,534)
Expiring 04/03/24	SSB	EUR	234	256,123	252,510	—	(3,613)
Expiring 04/03/24	SSB	EUR	234	253,340	252,510	—	(830)
Expiring 04/03/24	SSB	EUR	234	253,412	252,510	—	(902)
Expiring 04/03/24	UAG	EUR	235	255,637	253,589	—	(2,048)
Expiring 04/03/24	UAG	EUR	234	256,928	252,510	—	(4,418)
Expiring 04/03/24	WBC	EUR	470	514,177	507,178	—	(6,999)
Expiring 04/19/24	BARC	EUR	452	492,547	487,988	—	(4,559)
Expiring 04/19/24	CITI	EUR	507	550,000	547,546	—	(2,454)
Expiring 05/08/24	BARC	EUR	471	509,116	508,955	—	(161)
Expiring 05/08/24	BARC	EUR	470	509,689	507,875	—	(1,814)
Expiring 05/08/24	BNP	EUR	353	381,450	381,447	—	(3)
Expiring 05/08/24	BNP	EUR	353	381,396	381,447	51	—
Expiring 05/08/24	DB	EUR	7,096	7,688,679	7,667,831	—	(20,848)
Expiring 05/08/24	DB	EUR	1,528	1,655,623	1,651,134	—	(4,489)
Expiring 05/08/24	GSI	EUR	471	508,925	508,956	31	—
Hong Kong Dollar,
Expiring 04/03/24	SSB	HKD	9,250	1,182,902	1,182,073	—	(829)
Expiring 04/12/24	HSBC	HKD	6,130	784,302	783,585	—	(717)
Expiring 05/09/24	HSBC	HKD	3,115	398,870	398,512	—	(358)
Hungarian Forint,
Expiring 04/03/24	BARC	HUF	2,483	6,821	6,799	—	(22)
Expiring 04/03/24	DB	HUF	35,717	98,495	97,805	—	(690)
Expiring 04/19/24	CITI	HUF	354,023	1,006,347	968,418	—	(37,929)
Expiring 05/08/24	SSB	HUF	30,500	83,251	83,339	88	—
Indian Rupee,
Expiring 04/03/24	CITI	INR	28,055	336,496	336,407	—	(89)
Expiring 04/03/24	DB	INR	100,584	1,210,292	1,206,100	—	(4,192)
Expiring 04/03/24	JPM	INR	55,090	660,758	660,582	—	(176)
Expiring 05/08/24	DB	INR	14,284	171,269	171,104	—	(165)
Expiring 06/20/24	JPM	INR	175,003	2,106,479	2,093,294	—	(13,185)
Indonesian Rupiah,
Expiring 04/03/24	BOA	IDR	8,208,948	518,897	517,136	—	(1,761)
Expiring 04/03/24	BOA	IDR	1,454,000	92,492	91,597	—	(895)
Expiring 06/20/24	BOA	IDR	17,169,544	1,106,000	1,079,241	—	(26,759)
Expiring 06/20/24	MSI	IDR	110,218,000	7,097,468	6,928,070	—	(169,398)
Israeli Shekel,
Expiring 04/03/24	BARC	ILS	767	209,534	208,645	—	(889)
Expiring 04/03/24	BARC	ILS	265	72,394	72,087	—	(307)
Expiring 04/03/24	BARC	ILS	235	65,976	63,926	—	(2,050)
Expiring 06/20/24	BNP	ILS	1,723	472,933	470,263	—	(2,670)
Japanese Yen,
Expiring 04/03/24	BARC	JPY	57,300	385,907	378,865	—	(7,042)
Expiring 04/03/24	BARC	JPY	38,600	255,462	255,221	—	(241)
Expiring 04/03/24	BARC	JPY	38,600	255,015	255,221	206	—
Expiring 04/03/24	BARC	JPY	38,500	255,713	254,559	—	(1,154)
Expiring 04/03/24	BARC	JPY	38,200	255,981	252,576	—	(3,405)
Expiring 04/03/24	BARC	JPY	38,200	253,180	252,577	—	(603)
Expiring 04/03/24	BARC	JPY	38,200	255,481	252,576	—	(2,905)
A48

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 04/03/24	BARC	JPY	38,100	$252,220	$251,915	$—	$(305)
Expiring 04/03/24	BARC	JPY	37,900	257,007	250,593	—	(6,414)
Expiring 04/03/24	BARC	JPY	37,800	254,120	249,932	—	(4,188)
Expiring 04/03/24	BARC	JPY	37,800	252,917	249,931	—	(2,986)
Expiring 04/03/24	BARC	JPY	37,800	252,965	249,932	—	(3,033)
Expiring 04/03/24	BARC	JPY	21,200	143,495	140,173	—	(3,322)
Expiring 04/03/24	BNP	JPY	1,341,775	8,871,760	8,871,739	—	(21)
Expiring 04/03/24	BNP	JPY	115,000	767,438	760,373	—	(7,065)
Expiring 04/03/24	BNP	JPY	57,800	382,764	382,170	—	(594)
Expiring 04/03/24	BNP	JPY	28,400	188,975	187,780	—	(1,195)
Expiring 04/03/24	BNP	JPY	12,300	81,316	81,327	11	—
Expiring 04/03/24	BNP	JPY	10,000	66,790	66,120	—	(670)
Expiring 04/03/24	GSI	JPY	38,300	256,404	253,237	—	(3,167)
Expiring 04/03/24	GSI	JPY	37,700	254,960	249,271	—	(5,689)
Expiring 04/03/24	GSI	JPY	37,700	256,303	249,270	—	(7,033)
Expiring 04/03/24	MSI	JPY	565,006	3,769,707	3,735,787	—	(33,920)
Expiring 04/03/24	MSI	JPY	75,600	516,534	499,863	—	(16,671)
Expiring 04/03/24	MSI	JPY	57,400	383,181	379,526	—	(3,655)
Expiring 04/03/24	MSI	JPY	57,300	379,055	378,865	—	(190)
Expiring 04/03/24	MSI	JPY	38,200	258,651	252,576	—	(6,075)
Expiring 04/03/24	MSI	JPY	37,700	255,907	249,270	—	(6,637)
Expiring 04/03/24	MSI	JPY	12,300	83,964	81,327	—	(2,637)
Expiring 04/03/24	SSB	JPY	28,300	190,738	187,118	—	(3,620)
Expiring 04/03/24	SSB	JPY	28,300	190,539	187,118	—	(3,421)
Expiring 04/03/24	UAG	JPY	75,500	516,030	499,202	—	(16,828)
Expiring 04/03/24	WBC	JPY	75,500	515,836	499,201	—	(16,635)
Expiring 04/19/24	BOA	JPY	168,455	1,180,108	1,116,427	—	(63,681)
Expiring 04/19/24	SSB	JPY	335,160	2,345,257	2,221,260	—	(123,997)
Expiring 05/08/24	BARC	JPY	57,800	383,649	384,213	564	—
Expiring 05/08/24	BNP	JPY	517,756	3,441,665	3,441,675	10	—
Expiring 05/08/24	BNP	JPY	77,100	512,300	512,506	206	—
Expiring 05/08/24	CA	JPY	9,700	64,567	64,479	—	(88)
Expiring 05/08/24	GSI	JPY	77,100	512,838	512,506	—	(332)
Expiring 05/08/24	MSI	JPY	115,900	771,248	770,422	—	(826)
Expiring 05/08/24	MSI	JPY	9,700	64,626	64,479	—	(147)
Expiring 05/08/24	SSB	JPY	57,800	383,798	384,213	415	—
Malaysian Ringgit,
Expiring 04/03/24	DB	MYR	2,115	447,335	444,008	—	(3,327)
Mexican Peso,
Expiring 04/03/24	BNP	MXN	3,370	199,723	202,525	2,802	—
Expiring 04/03/24	CITI	MXN	1,300	77,037	78,125	1,088	—
Expiring 04/03/24	CITI	MXN	910	54,297	54,688	391	—
Expiring 04/03/24	CITI	MXN	860	51,442	51,683	241	—
Expiring 04/03/24	JPM	MXN	10,820	641,923	650,243	8,320	—
Expiring 04/03/24	JPM	MXN	10,820	641,206	650,244	9,038	—
Expiring 04/03/24	JPM	MXN	1,600	95,667	96,154	487	—
Expiring 04/03/24	JPM	MXN	1,080	63,777	64,904	1,127	—
Expiring 04/03/24	MSI	MXN	4,320	256,032	259,617	3,585	—
Expiring 04/03/24	MSI	MXN	4,270	254,766	256,612	1,846	—
Expiring 04/03/24	MSI	MXN	4,240	251,137	254,809	3,672	—
Expiring 04/03/24	RBC	MXN	4,270	254,933	256,612	1,679	—
Expiring 04/03/24	RBC	MXN	4,240	251,430	254,809	3,379	—
Expiring 04/03/24	SSB	MXN	8,600	507,052	516,829	9,777	—
Expiring 04/03/24	SSB	MXN	7,790	461,350	468,151	6,801	—
Expiring 04/03/24	SSB	MXN	7,780	457,904	467,550	9,646	—
A49

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 04/03/24	SSB	MXN	4,310	$254,042	$259,016	$4,974	$—
Expiring 04/03/24	SSB	MXN	4,290	254,256	257,814	3,558	—
Expiring 04/03/24	SSB	MXN	2,320	138,686	139,424	738	—
Expiring 04/03/24	UAG	MXN	23,127	1,388,009	1,389,850	1,841	—
Expiring 04/03/24	UAG	MXN	17,182	1,031,209	1,032,577	1,368	—
Expiring 06/20/24	BARC	MXN	6,880	406,342	408,450	2,108	—
Expiring 06/20/24	BOA	MXN	110,627	6,535,735	6,567,797	32,062	—
Expiring 06/20/24	BOA	MXN	24,130	1,426,000	1,432,542	6,542	—
New Taiwanese Dollar,
Expiring 04/03/24	CITI	TWD	8,415	267,522	262,894	—	(4,628)
Expiring 04/03/24	GSI	TWD	2,875	91,232	89,818	—	(1,414)
Expiring 04/03/24	JPM	TWD	3,335	106,464	104,189	—	(2,275)
Expiring 05/08/24	BOA	TWD	2,932	92,028	91,711	—	(317)
Expiring 06/20/24	BOA	TWD	64,401	2,022,000	2,020,573	—	(1,427)
Expiring 06/20/24	BOA	TWD	60,454	1,895,999	1,896,743	744	—
Expiring 06/20/24	CITI	TWD	66,523	2,115,000	2,087,163	—	(27,837)
Expiring 06/20/24	HSBC	TWD	57,605	1,814,000	1,807,369	—	(6,631)
Expiring 06/20/24	MSI	TWD	75,305	2,378,000	2,362,690	—	(15,310)
New Zealand Dollar,
Expiring 04/03/24	BARC	NZD	308	187,803	184,015	—	(3,788)
Expiring 04/03/24	BARC	NZD	34	20,986	20,561	—	(425)
Expiring 04/03/24	BNP	NZD	2,806	1,683,124	1,676,448	—	(6,676)
Expiring 04/03/24	BNP	NZD	1,250	756,623	746,814	—	(9,809)
Expiring 04/03/24	BNP	NZD	625	380,002	373,407	—	(6,595)
Expiring 04/03/24	GSI	NZD	420	252,557	250,930	—	(1,627)
Expiring 04/03/24	GSI	NZD	315	191,970	188,197	—	(3,773)
Expiring 04/03/24	GSI	NZD	313	190,931	187,002	—	(3,929)
Expiring 04/03/24	JPM	NZD	625	380,478	373,407	—	(7,071)
Expiring 04/03/24	JPM	NZD	105	64,397	62,732	—	(1,665)
Expiring 04/03/24	MSI	NZD	835	509,272	498,871	—	(10,401)
Expiring 04/03/24	MSI	NZD	620	376,863	370,420	—	(6,443)
Expiring 04/03/24	MSI	NZD	615	374,851	367,432	—	(7,419)
Expiring 04/03/24	MSI	NZD	410	249,675	244,955	—	(4,720)
Expiring 04/03/24	MSI	NZD	106	64,451	63,082	—	(1,369)
Expiring 04/03/24	NWM	NZD	415	253,225	247,942	—	(5,283)
Expiring 04/03/24	SSB	NZD	410	249,826	244,955	—	(4,871)
Expiring 04/03/24	SSB	NZD	312	190,326	186,405	—	(3,921)
Expiring 04/03/24	SSB	NZD	310	188,454	185,210	—	(3,244)
Expiring 04/03/24	SSB	NZD	50	30,633	29,873	—	(760)
Expiring 04/19/24	CITI	NZD	902	554,685	538,734	—	(15,951)
Expiring 04/19/24	CITI	NZD	770	473,437	459,823	—	(13,614)
Expiring 05/08/24	BNP	NZD	3,010	1,805,564	1,798,416	—	(7,148)
Expiring 05/08/24	BNP	NZD	105	63,042	62,736	—	(306)
Expiring 05/08/24	MSI	NZD	105	62,683	62,736	53	—
Expiring 05/08/24	MSI	NZD	105	62,831	62,736	—	(95)
Norwegian Krone,
Expiring 04/03/24	BNP	NOK	8,060	761,252	742,531	—	(18,721)
Expiring 04/03/24	BNP	NOK	340	32,232	31,322	—	(910)
Expiring 04/03/24	DB	NOK	2,670	252,771	245,975	—	(6,796)
Expiring 04/03/24	DB	NOK	2,670	255,050	245,975	—	(9,075)
Expiring 04/03/24	DB	NOK	960	90,678	88,440	—	(2,238)
Expiring 04/03/24	DB	NOK	340	32,297	31,323	—	(974)
Expiring 04/03/24	GSI	NOK	2,690	255,557	247,817	—	(7,740)
Expiring 04/03/24	GSI	NOK	2,680	255,544	246,897	—	(8,647)
Expiring 04/03/24	GSI	NOK	152	14,398	14,003	—	(395)
A50

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Norwegian Krone (cont’d.),
Expiring 04/03/24	HSBC	NOK	6,860	$641,334	$631,981	$—	$(9,353)
Expiring 04/03/24	JPM	NOK	4,030	380,763	371,265	—	(9,498)
Expiring 04/03/24	JPM	NOK	2,690	254,073	247,817	—	(6,256)
Expiring 04/03/24	JPM	NOK	2,680	254,858	246,896	—	(7,962)
Expiring 04/03/24	JPM	NOK	2,670	255,875	245,975	—	(9,900)
Expiring 04/03/24	JPM	NOK	1,340	126,711	123,448	—	(3,263)
Expiring 04/03/24	JPM	NOK	1,330	127,223	122,527	—	(4,696)
Expiring 04/03/24	JPM	NOK	1,330	127,143	122,526	—	(4,617)
Expiring 04/03/24	JPM	NOK	710	66,875	65,409	—	(1,466)
Expiring 04/03/24	JPM	NOK	505	47,728	46,523	—	(1,205)
Expiring 04/03/24	MSI	NOK	2,910	274,112	268,085	—	(6,027)
Expiring 04/03/24	MSI	NOK	152	14,405	14,003	—	(402)
Expiring 04/03/24	SCB	NOK	201	19,058	18,518	—	(540)
Expiring 04/03/24	TD	NOK	7,042	665,195	648,748	—	(16,447)
Expiring 04/03/24	TD	NOK	1,330	125,622	122,527	—	(3,095)
Expiring 04/19/24	CITI	NOK	3,212	309,192	296,028	—	(13,164)
Expiring 05/08/24	JPM	NOK	5,480	509,222	505,278	—	(3,944)
Expiring 05/08/24	TD	NOK	19,432	1,805,036	1,791,709	—	(13,327)
Expiring 05/08/24	TD	NOK	326	30,282	30,058	—	(224)
Peruvian Nuevo Sol,
Expiring 04/03/24	CITI	PEN	627	168,331	168,535	204	—
Expiring 04/03/24	CITI	PEN	90	23,702	24,191	489	—
Expiring 05/08/24	CITI	PEN	90	24,147	24,175	28	—
Expiring 06/20/24	CITI	PEN	6,618	1,790,000	1,776,354	—	(13,646)
Philippine Peso,
Expiring 04/03/24	JPM	PHP	1,270	22,635	22,601	—	(34)
Expiring 05/08/24	BOA	PHP	1,270	22,562	22,593	31	—
Expiring 06/20/24	CITI	PHP	264,469	4,774,244	4,703,043	—	(71,201)
Expiring 06/20/24	JPM	PHP	100,773	1,819,000	1,792,034	—	(26,966)
Expiring 06/20/24	MSI	PHP	310,464	5,609,864	5,520,963	—	(88,901)
Polish Zloty,
Expiring 04/03/24	BARC	PLN	665	166,598	166,480	—	(118)
Expiring 04/03/24	BARC	PLN	255	64,892	63,839	—	(1,053)
Expiring 04/03/24	BARC	PLN	226	56,713	56,579	—	(134)
Expiring 04/03/24	BNP	PLN	630	158,488	157,719	—	(769)
Expiring 04/03/24	JPM	PLN	530	133,328	132,684	—	(644)
Expiring 04/03/24	RBC	PLN	250	63,228	62,586	—	(642)
Expiring 04/03/24	SSB	PLN	505	127,783	126,425	—	(1,358)
Expiring 04/19/24	CITI	PLN	4,659	1,183,000	1,166,298	—	(16,702)
Expiring 04/19/24	GSI	PLN	2,824	696,684	706,881	10,197	—
Expiring 04/19/24	HSBC	PLN	4,850	1,202,344	1,214,022	11,678	—
Expiring 04/19/24	JPM	PLN	1,640	405,316	410,528	5,212	—
Expiring 05/08/24	BARC	PLN	141	35,370	35,287	—	(83)
Expiring 05/08/24	JPM	PLN	260	65,198	65,069	—	(129)
Romanian Leu,
Expiring 04/03/24	BARC	RON	352	76,744	76,407	—	(337)
Expiring 04/03/24	BNP	RON	601	131,012	130,457	—	(555)
Expiring 04/03/24	GSI	RON	273	59,399	59,259	—	(140)
Expiring 04/03/24	SSB	RON	282	61,348	61,212	—	(136)
Expiring 04/03/24	UAG	RON	366	79,766	79,446	—	(320)
Expiring 05/08/24	GSI	RON	273	59,476	59,220	—	(256)
Expiring 05/08/24	SSB	RON	282	61,417	61,173	—	(244)
Singapore Dollar,
Expiring 04/03/24	BNP	SGD	130	96,810	96,305	—	(505)
Expiring 04/03/24	JPM	SGD	465	345,622	344,476	—	(1,146)
A51

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 04/03/24	JPM	SGD	381	$283,187	$282,248	$—	$(939)
Expiring 04/03/24	JPM	SGD	105	79,034	77,785	—	(1,249)
Expiring 06/20/24	BNP	SGD	482	360,000	358,334	—	(1,666)
South African Rand,
Expiring 04/03/24	BNP	ZAR	4,260	226,850	224,817	—	(2,033)
Expiring 04/03/24	BOA	ZAR	5,960	321,398	314,534	—	(6,864)
Expiring 04/03/24	BOA	ZAR	2,400	126,526	126,658	132	—
Expiring 04/03/24	GSI	ZAR	4,320	227,891	227,984	93	—
Expiring 04/03/24	MSI	ZAR	6,724	348,040	354,853	6,813	—
Expiring 04/03/24	MSI	ZAR	5,996	317,165	316,434	—	(731)
Expiring 04/03/24	MSI	ZAR	610	31,508	32,192	684	—
Expiring 06/20/24	BNP	ZAR	45,168	2,395,413	2,368,421	—	(26,992)
Expiring 06/20/24	GSI	ZAR	39,974	2,130,210	2,096,087	—	(34,123)
South Korean Won,
Expiring 04/03/24	BARC	KRW	341,390	255,165	253,103	—	(2,062)
Expiring 04/03/24	BARC	KRW	105,920	80,373	78,528	—	(1,845)
Expiring 04/03/24	BARC	KRW	84,540	63,330	62,677	—	(653)
Expiring 04/03/24	BARC	KRW	84,380	63,309	62,558	—	(751)
Expiring 04/03/24	BARC	KRW	42,220	31,639	31,302	—	(337)
Expiring 04/03/24	BOA	KRW	339,690	255,272	251,842	—	(3,430)
Expiring 04/03/24	BOA	KRW	339,570	255,143	251,753	—	(3,390)
Expiring 04/03/24	BOA	KRW	339,050	257,813	251,368	—	(6,445)
Expiring 04/03/24	BOA	KRW	338,380	254,096	250,871	—	(3,225)
Expiring 04/03/24	BOA	KRW	334,930	254,855	248,313	—	(6,542)
Expiring 04/03/24	CITI	KRW	1,246,410	922,925	924,074	1,149	—
Expiring 04/03/24	CITI	KRW	601,960	459,126	446,286	—	(12,840)
Expiring 04/03/24	CITI	KRW	338,420	254,662	250,901	—	(3,761)
Expiring 04/03/24	CITI	KRW	334,930	254,952	248,313	—	(6,639)
Expiring 04/03/24	CITI	KRW	253,150	189,214	187,682	—	(1,532)
Expiring 04/03/24	CITI	KRW	73,756	55,471	54,681	—	(790)
Expiring 04/03/24	JPM	KRW	340,770	257,340	252,642	—	(4,698)
Expiring 04/03/24	JPM	KRW	339,570	254,846	251,753	—	(3,093)
Expiring 04/03/24	JPM	KRW	167,950	126,474	124,516	—	(1,958)
Expiring 04/03/24	MSI	KRW	167,640	126,938	124,286	—	(2,652)
Expiring 05/08/24	BNP	KRW	256,010	190,074	190,116	42	—
Expiring 05/08/24	BOA	KRW	615,390	458,904	456,994	—	(1,910)
Expiring 05/08/24	BOA	KRW	341,200	253,304	253,379	75	—
Expiring 05/08/24	CITI	KRW	1,263,616	937,317	938,373	1,056	—
Expiring 06/20/24	BOA	KRW	1,443,720	1,091,000	1,074,465	—	(16,535)
Expiring 06/20/24	CITI	KRW	297,344	226,873	221,294	—	(5,579)
Swedish Krona,
Expiring 04/03/24	BNP	SEK	7,990	765,242	746,629	—	(18,613)
Expiring 04/03/24	BNP	SEK	5,918	567,193	553,009	—	(14,184)
Expiring 04/03/24	BNP	SEK	1,972	189,006	184,274	—	(4,732)
Expiring 04/03/24	BNP	SEK	330	31,923	30,837	—	(1,086)
Expiring 04/03/24	CITI	SEK	7,850	769,016	733,546	—	(35,470)
Expiring 04/03/24	DB	SEK	670	64,331	62,608	—	(1,723)
Expiring 04/03/24	GSI	SEK	3,955	382,282	369,576	—	(12,706)
Expiring 04/03/24	GSI	SEK	3,955	382,125	369,577	—	(12,548)
Expiring 04/03/24	JPM	SEK	4,040	382,495	377,519	—	(4,976)
Expiring 04/03/24	JPM	SEK	2,690	254,865	251,368	—	(3,497)
Expiring 04/03/24	JPM	SEK	2,650	255,174	247,630	—	(7,544)
Expiring 04/03/24	JPM	SEK	2,630	253,972	245,761	—	(8,211)
Expiring 04/03/24	JPM	SEK	1,485	142,156	138,766	—	(3,390)
Expiring 04/03/24	JPM	SEK	670	63,304	62,608	—	(696)
A52

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swedish Krona (cont’d.),
Expiring 04/03/24	JPM	SEK	660	$63,546	$61,674	$—	$(1,872)
Expiring 04/03/24	JPM	SEK	15	1,436	1,402	—	(34)
Expiring 04/03/24	MSI	SEK	2,620	256,061	244,827	—	(11,234)
Expiring 04/03/24	SG	SEK	660	63,317	61,674	—	(1,643)
Expiring 04/03/24	SG	SEK	660	63,430	61,674	—	(1,756)
Expiring 04/03/24	SSB	SEK	2,640	254,401	246,696	—	(7,705)
Expiring 04/03/24	TD	SEK	2,448	231,031	228,755	—	(2,276)
Expiring 04/03/24	TD	SEK	1,323	124,858	123,628	—	(1,230)
Expiring 04/19/24	GSI	SEK	3,603	347,208	336,905	—	(10,303)
Expiring 05/08/24	DB	SEK	2,690	254,239	251,720	—	(2,519)
Swiss Franc,
Expiring 04/03/24	BARC	CHF	1,223	1,349,754	1,356,996	7,242	—
Expiring 04/03/24	BARC	CHF	778	858,633	863,240	4,607	—
Expiring 04/03/24	BARC	CHF	30	34,095	33,287	—	(808)
Expiring 04/03/24	BNP	CHF	675	771,340	748,954	—	(22,386)
Expiring 04/03/24	BNP	CHF	338	376,824	375,032	—	(1,792)
Expiring 04/03/24	BNP	CHF	30	34,069	33,287	—	(782)
Expiring 04/03/24	GSI	CHF	55	61,660	61,026	—	(634)
Expiring 04/03/24	GSI	CHF	30	34,114	33,287	—	(827)
Expiring 04/03/24	HSBC	CHF	240	273,812	266,295	—	(7,517)
Expiring 04/03/24	JPM	CHF	680	758,542	754,503	—	(4,039)
Expiring 04/03/24	JPM	CHF	675	760,103	748,954	—	(11,149)
Expiring 04/03/24	JPM	CHF	340	384,877	377,252	—	(7,625)
Expiring 04/03/24	JPM	CHF	335	382,260	371,703	—	(10,557)
Expiring 04/03/24	JPM	CHF	165	187,045	183,078	—	(3,967)
Expiring 04/03/24	JPM	CHF	55	61,661	61,026	—	(635)
Expiring 04/03/24	MSI	CHF	225	256,833	249,652	—	(7,181)
Expiring 04/03/24	SG	CHF	55	61,248	61,026	—	(222)
Expiring 04/03/24	SSB	CHF	450	514,067	499,303	—	(14,764)
Expiring 04/03/24	SSB	CHF	225	255,407	249,652	—	(5,755)
Expiring 04/03/24	SSB	CHF	170	192,652	188,626	—	(4,026)
Expiring 04/03/24	SSB	CHF	55	61,265	61,026	—	(239)
Expiring 04/03/24	SSB	CHF	30	34,187	33,287	—	(900)
Expiring 04/03/24	UAG	CHF	335	380,883	371,704	—	(9,179)
Expiring 04/03/24	UAG	CHF	30	34,260	33,287	—	(973)
Expiring 04/19/24	BNP	CHF	191	225,135	211,883	—	(13,252)
Expiring 05/08/24	BNP	CHF	60	66,522	66,828	306	—
Expiring 05/08/24	DB	CHF	230	255,713	256,173	460	—
Expiring 05/08/24	JPM	CHF	55	61,153	61,258	105	—
Expiring 05/08/24	MSI	CHF	55	61,216	61,259	43	—
Expiring 05/08/24	SSB	CHF	230	255,783	256,173	390	—
Thai Baht,
Expiring 04/03/24	BARC	THB	16,153	444,974	442,934	—	(2,040)
Expiring 04/03/24	BARC	THB	10,358	285,336	284,028	—	(1,308)
Expiring 04/03/24	BARC	THB	2,730	77,206	74,860	—	(2,346)
Expiring 04/03/24	BARC	THB	2,290	64,281	62,795	—	(1,486)
Expiring 04/03/24	JPM	THB	2,910	81,995	79,796	—	(2,199)
Expiring 04/03/24	SCB	THB	2,750	77,338	75,408	—	(1,930)
Expiring 04/03/24	UAG	THB	2,980	82,782	81,715	—	(1,067)
Expiring 06/20/24	MSI	THB	39,629	1,094,000	1,093,600	—	(400)
				$298,588,484	$296,532,968	269,455	(2,324,971)

A53

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/03/24	BARC	AUD	3,793	$2,467,680	$2,472,115	$—	$(4,435)
Expiring 04/03/24	BARC	AUD	3,252	2,120,023	2,119,514	509	—
Expiring 04/03/24	BARC	AUD	942	612,854	613,955	—	(1,101)
Expiring 04/03/24	BARC	AUD	290	188,628	189,010	—	(382)
Expiring 04/03/24	BNP	AUD	1,175	771,892	765,815	6,077	—
Expiring 04/03/24	BNP	AUD	1,170	761,217	762,556	—	(1,339)
Expiring 04/03/24	BNP	AUD	1,165	774,832	759,297	15,535	—
Expiring 04/03/24	BNP	AUD	780	508,094	508,371	—	(277)
Expiring 04/03/24	BNP	AUD	585	386,676	381,278	5,398	—
Expiring 04/03/24	BNP	AUD	385	255,885	250,927	4,958	—
Expiring 04/03/24	BNP	AUD	14	9,005	9,013	—	(8)
Expiring 04/03/24	DB	AUD	95	61,992	61,917	75	—
Expiring 04/03/24	GSI	AUD	585	387,477	381,278	6,199	—
Expiring 04/03/24	JPM	AUD	740	488,936	482,300	6,636	—
Expiring 04/03/24	JPM	AUD	290	188,657	189,010	—	(353)
Expiring 04/03/24	JPM	AUD	78	50,796	50,837	—	(41)
Expiring 04/03/24	MSI	AUD	585	380,127	381,278	—	(1,151)
Expiring 04/03/24	MSI	AUD	580	377,024	378,019	—	(995)
Expiring 04/03/24	MSI	AUD	50	32,569	32,588	—	(19)
Expiring 04/03/24	RBC	AUD	39	25,392	25,419	—	(27)
Expiring 04/03/24	RBC	AUD	25	16,397	16,406	—	(9)
Expiring 04/03/24	SSB	AUD	290	188,404	189,010	—	(606)
Expiring 04/03/24	SSB	AUD	234	152,377	152,511	—	(134)
Expiring 04/03/24	SSB	AUD	50	32,608	32,588	20	—
Expiring 04/03/24	SSB	AUD	50	32,659	32,588	71	—
Expiring 04/03/24	WBC	AUD	390	253,969	254,186	—	(217)
Expiring 04/03/24	WBC	AUD	385	255,901	250,926	4,975	—
Expiring 04/19/24	MSI	AUD	239	160,090	155,811	4,279	—
Expiring 05/08/24	BARC	AUD	4,043	2,638,335	2,637,673	662	—
Expiring 05/08/24	BARC	AUD	942	614,720	614,566	154	—
Expiring 05/08/24	MSI	AUD	390	254,792	254,438	354	—
Brazilian Real,
Expiring 04/02/24	BARC	BRL	355	71,191	70,744	447	—
Expiring 04/02/24	BOA	BRL	1,988	397,902	396,167	1,735	—
Expiring 04/02/24	CITI	BRL	18,800	3,772,050	3,746,433	25,617	—
Expiring 04/02/24	CITI	BRL	2,538	508,923	505,771	3,152	—
Expiring 04/02/24	GSI	BRL	6,140	1,231,000	1,223,670	7,330	—
Expiring 04/02/24	MSI	BRL	160	32,024	31,884	140	—
Expiring 05/03/24	CITI	BRL	2,745	550,000	545,425	4,575	—
British Pound,
Expiring 04/02/24	JPM	GBP	1,580	2,011,309	1,994,407	16,902	—
Expiring 04/03/24	BARC	GBP	50	63,093	63,109	—	(16)
Expiring 04/03/24	BMO	GBP	200	257,495	252,438	5,057	—
Expiring 04/03/24	BNP	GBP	1,504	1,907,336	1,898,335	9,001	—
Expiring 04/03/24	BNP	GBP	601	772,526	758,577	13,949	—
Expiring 04/03/24	BNP	GBP	273	344,758	344,578	180	—
Expiring 04/03/24	BNP	GBP	201	255,046	253,701	1,345	—
Expiring 04/03/24	BNP	GBP	191	242,613	241,078	1,535	—
Expiring 04/03/24	BNP	GBP	176	224,766	222,145	2,621	—
Expiring 04/03/24	BNP	GBP	133	168,706	167,872	834	—
Expiring 04/03/24	BNP	GBP	71	90,157	89,616	541	—
Expiring 04/03/24	BNP	GBP	60	76,385	75,732	653	—
Expiring 04/03/24	BNP	GBP	25	31,622	31,555	67	—
Expiring 04/03/24	BOA	GBP	4,834	6,113,241	6,101,432	11,809	—
Expiring 04/03/24	BOA	GBP	1,102	1,393,627	1,390,935	2,692	—
A54

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 04/03/24	DB	GBP	50	$63,686	$63,109	$577	$—
Expiring 04/03/24	GSI	GBP	621	787,372	783,821	3,551	—
Expiring 04/03/24	GSI	GBP	151	191,802	190,590	1,212	—
Expiring 04/03/24	HSBC	GBP	1,104	1,392,365	1,393,459	—	(1,094)
Expiring 04/03/24	JPM	GBP	302	383,238	381,182	2,056	—
Expiring 04/03/24	JPM	GBP	300	379,872	378,657	1,215	—
Expiring 04/03/24	JPM	GBP	25	31,628	31,554	74	—
Expiring 04/03/24	MSI	GBP	536	685,193	676,535	8,658	—
Expiring 04/03/24	MSI	GBP	50	63,677	63,110	567	—
Expiring 04/03/24	SSB	GBP	200	257,453	252,438	5,015	—
Expiring 04/03/24	SSB	GBP	200	257,386	252,438	4,948	—
Expiring 04/03/24	SSB	GBP	200	257,709	252,438	5,271	—
Expiring 04/03/24	SSB	GBP	199	254,151	251,176	2,975	—
Expiring 04/03/24	SSB	GBP	151	191,743	190,591	1,152	—
Expiring 04/03/24	SSB	GBP	90	114,716	113,597	1,119	—
Expiring 04/03/24	SSB	GBP	25	31,582	31,555	27	—
Expiring 04/03/24	SSB	GBP	25	31,613	31,555	58	—
Expiring 04/19/24	BOA	GBP	536	682,724	677,001	5,723	—
Expiring 04/19/24	HSBC	GBP	10,487	13,358,856	13,238,317	120,539	—
Expiring 04/19/24	JPM	GBP	503	638,000	635,544	2,456	—
Expiring 05/02/24	BNP	GBP	700	884,940	883,670	1,270	—
Expiring 05/02/24	BNP	GBP	175	221,361	221,177	184	—
Expiring 05/02/24	MSI	GBP	1,081	1,362,373	1,364,407	—	(2,034)
Expiring 05/08/24	GSI	GBP	98	123,824	123,718	106	—
Expiring 05/08/24	HSBC	GBP	6,397	8,069,269	8,075,763	—	(6,494)
Expiring 05/08/24	HSBC	GBP	464	585,296	585,767	—	(471)
Canadian Dollar,
Expiring 04/03/24	BARC	CAD	1,040	769,874	767,849	2,025	—
Expiring 04/03/24	BARC	CAD	345	254,103	254,720	—	(617)
Expiring 04/03/24	BARC	CAD	105	77,840	77,524	316	—
Expiring 04/03/24	BNP	CAD	1,030	761,058	760,467	591	—
Expiring 04/03/24	BNP	CAD	180	133,251	132,897	354	—
Expiring 04/03/24	BOA	CAD	170	125,145	125,514	—	(369)
Expiring 04/03/24	CWMC	CAD	5,284	3,894,127	3,901,267	—	(7,140)
Expiring 04/03/24	GSI	CAD	140	103,141	103,365	—	(224)
Expiring 04/03/24	JPM	CAD	515	379,413	380,233	—	(820)
Expiring 04/03/24	JPM	CAD	105	78,043	77,523	520	—
Expiring 04/03/24	JPM	CAD	85	62,658	62,757	—	(99)
Expiring 04/03/24	JPM	CAD	85	62,685	62,757	—	(72)
Expiring 04/03/24	RBC	CAD	3,501	2,576,216	2,584,848	—	(8,632)
Expiring 04/03/24	RBC	CAD	1,218	896,267	899,270	—	(3,003)
Expiring 04/03/24	RBC	CAD	145	107,209	107,056	153	—
Expiring 04/19/24	BARC	CAD	210	155,626	155,178	448	—
Expiring 04/19/24	BNP	CAD	1,813	1,349,251	1,339,075	10,176	—
Expiring 04/19/24	JPM	CAD	245	181,957	181,118	839	—
Expiring 05/08/24	BNP	CAD	1,040	768,238	768,233	5	—
Expiring 05/08/24	BNP	CAD	690	509,792	509,692	100	—
Expiring 05/08/24	RBC	CAD	5,284	3,890,223	3,903,213	—	(12,990)
Chilean Peso,
Expiring 04/03/24	BOA	CLP	33,800	34,935	34,492	443	—
Expiring 04/03/24	DB	CLP	134,400	138,915	137,154	1,761	—
Expiring 04/03/24	MSI	CLP	234,948	239,895	239,762	133	—
Expiring 04/03/24	MSI	CLP	66,258	67,653	67,615	38	—
Expiring 04/03/24	MSI	CLP	60,100	63,377	61,332	2,045	—
Expiring 04/03/24	MSI	CLP	59,600	61,196	60,821	375	—
A55

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso (cont’d.),
Expiring 04/03/24	MSI	CLP	33,800	$35,044	$34,492	$552	$—
Expiring 04/03/24	MSI	CLP	30,050	30,884	30,666	218	—
Expiring 04/03/24	MSI	CLP	30,050	30,710	30,665	45	—
Expiring 05/08/24	MSI	CLP	436,948	445,688	445,432	256	—
Expiring 05/08/24	MSI	CLP	92,108	93,950	93,896	54	—
Expiring 06/21/24	TD	CLP	2,323,966	2,450,149	2,366,936	83,213	—
Chinese Renminbi,
Expiring 04/03/24	JPM	CNH	3,378	464,858	465,157	—	(299)
Expiring 04/03/24	JPM	CNH	3,181	441,615	438,029	3,586	—
Expiring 04/03/24	JPM	CNH	2,782	383,962	383,086	876	—
Expiring 04/03/24	JPM	CNH	2,752	381,375	378,955	2,420	—
Expiring 04/03/24	JPM	CNH	2,067	287,130	284,630	2,500	—
Expiring 04/03/24	JPM	CNH	1,540	213,797	212,061	1,736	—
Expiring 04/03/24	JPM	CNH	859	119,186	118,286	900	—
Expiring 04/10/24	BOA	CNH	3,090	459,322	425,609	33,713	—
Expiring 04/24/24	CITI	CNH	14,589	2,031,000	2,010,695	20,305	—
Expiring 04/24/24	CITI	CNH	14,551	2,025,000	2,005,453	19,547	—
Expiring 04/24/24	HSBC	CNH	27,428	3,819,000	3,780,189	38,811	—
Expiring 04/24/24	HSBC	CNH	14,660	2,021,000	2,020,488	512	—
Expiring 04/24/24	JPM	CNH	1,720	239,656	237,062	2,594	—
Expiring 04/24/24	MSI	CNH	79,205	11,091,469	10,916,076	175,393	—
Expiring 04/24/24	MSI	CNH	38,582	5,402,843	5,317,406	85,437	—
Expiring 04/24/24	MSI	CNH	2,309	323,504	318,177	5,327	—
Expiring 05/08/24	JPM	CNH	8,648	1,195,301	1,192,677	2,624	—
Expiring 05/08/24	JPM	CNH	1,540	212,854	212,387	467	—
Expiring 05/08/24	JPM	CNH	658	90,926	90,747	179	—
Colombian Peso,
Expiring 04/03/24	BARC	COP	250,900	64,512	64,832	—	(320)
Expiring 04/03/24	BNP	COP	747,342	188,874	193,110	—	(4,236)
Expiring 04/03/24	BNP	COP	309,000	77,893	79,845	—	(1,952)
Expiring 04/03/24	CITI	COP	1,228,807	319,337	317,519	1,818	—
Expiring 04/03/24	GSI	COP	153,100	39,033	39,560	—	(527)
Expiring 05/08/24	BOA	COP	308,300	79,977	79,213	764	—
Expiring 05/08/24	CITI	COP	951,542	245,934	244,487	1,447	—
Czech Koruna,
Expiring 04/03/24	BARC	CZK	2,950	126,191	125,771	420	—
Expiring 04/03/24	DB	CZK	1,490	64,341	63,525	816	—
Expiring 04/03/24	MSI	CZK	2,747	117,252	117,116	136	—
Expiring 04/03/24	SG	CZK	1,480	63,533	63,099	434	—
Expiring 04/03/24	UAG	CZK	7,090	303,718	302,276	1,442	—
Expiring 04/03/24	UAG	CZK	1,500	64,697	63,951	746	—
Expiring 04/19/24	BARC	CZK	24,266	1,042,000	1,034,441	7,559	—
Expiring 04/19/24	BARC	CZK	12,602	548,337	537,204	11,133	—
Expiring 04/19/24	BARC	CZK	12,462	542,663	531,236	11,427	—
Expiring 04/19/24	BNP	CZK	30,465	1,300,000	1,298,720	1,280	—
Expiring 04/19/24	BOA	CZK	28,389	1,242,000	1,210,187	31,813	—
Expiring 04/19/24	BOA	CZK	27,013	1,140,000	1,151,565	—	(11,565)
Expiring 04/19/24	GSI	CZK	33,272	1,422,000	1,418,380	3,620	—
Expiring 04/19/24	GSI	CZK	16,869	711,312	719,136	—	(7,824)
Expiring 04/19/24	JPM	CZK	11,985	506,688	510,914	—	(4,226)
Expiring 04/19/24	MSI	CZK	31,329	1,333,000	1,335,554	—	(2,554)
Expiring 05/09/24	UAG	CZK	4,267	182,750	181,901	849	—
Danish Krone,
Expiring 04/03/24	BARC	DKK	1,158	168,306	167,539	767	—
Expiring 05/08/24	BARC	DKK	1,158	168,456	167,829	627	—
A56

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro,
Expiring 04/02/24	BNYM	EUR	3,770	$4,089,350	$4,068,143	$21,207	$—
Expiring 04/02/24	CITI	EUR	481	523,810	518,969	4,841	—
Expiring 04/02/24	MSI	EUR	114	125,320	123,400	1,920	—
Expiring 04/02/24	SSB	EUR	321	346,580	346,051	529	—
Expiring 04/03/24	BARC	EUR	705	771,111	760,767	10,344	—
Expiring 04/03/24	BARC	EUR	467	510,207	503,941	6,266	—
Expiring 04/03/24	BARC	EUR	351	380,528	378,765	1,763	—
Expiring 04/03/24	BARC	EUR	235	255,396	253,589	1,807	—
Expiring 04/03/24	BARC	EUR	175	191,926	188,843	3,083	—
Expiring 04/03/24	BNP	EUR	861	931,968	929,107	2,861	—
Expiring 04/03/24	BNP	EUR	705	771,582	760,767	10,815	—
Expiring 04/03/24	BNP	EUR	682	740,630	735,947	4,683	—
Expiring 04/03/24	BNP	EUR	591	643,884	637,750	6,134	—
Expiring 04/03/24	BNP	EUR	303	331,253	326,968	4,285	—
Expiring 04/03/24	BNP	EUR	236	255,943	254,668	1,275	—
Expiring 04/03/24	BNP	EUR	236	255,798	254,668	1,130	—
Expiring 04/03/24	CITI	EUR	708	767,340	764,004	3,336	—
Expiring 04/03/24	DB	EUR	7,096	7,677,872	7,657,308	20,564	—
Expiring 04/03/24	DB	EUR	1,528	1,653,296	1,648,868	4,428	—
Expiring 04/03/24	GSI	EUR	937	1,027,966	1,011,119	16,847	—
Expiring 04/03/24	GSI	EUR	470	514,082	507,178	6,904	—
Expiring 04/03/24	GSI	EUR	469	514,062	506,098	7,964	—
Expiring 04/03/24	GSI	EUR	234	253,916	252,510	1,406	—
Expiring 04/03/24	GSI	EUR	142	154,112	153,232	880	—
Expiring 04/03/24	JPM	EUR	703	765,834	758,609	7,225	—
Expiring 04/03/24	JPM	EUR	703	769,157	758,609	10,548	—
Expiring 04/03/24	JPM	EUR	699	759,517	754,293	5,224	—
Expiring 04/03/24	JPM	EUR	353	383,140	380,923	2,217	—
Expiring 04/03/24	JPM	EUR	233	254,560	251,431	3,129	—
Expiring 04/03/24	JPM	EUR	151	165,105	162,944	2,161	—
Expiring 04/03/24	MSI	EUR	29,814	32,289,009	32,172,347	116,662	—
Expiring 04/03/24	MSI	EUR	30	32,841	32,373	468	—
Expiring 04/03/24	MSI	EUR	29	31,501	31,294	207	—
Expiring 04/03/24	RBC	EUR	1,077	1,165,102	1,162,193	2,909	—
Expiring 04/03/24	RBC	EUR	235	255,189	253,589	1,600	—
Expiring 04/03/24	SSB	EUR	236	255,946	254,668	1,278	—
Expiring 04/03/24	SSB	EUR	236	255,865	254,668	1,197	—
Expiring 04/03/24	SSB	EUR	234	256,426	252,510	3,916	—
Expiring 04/03/24	TD	EUR	176	190,945	189,922	1,023	—
Expiring 04/03/24	TD	EUR	176	191,958	189,922	2,036	—
Expiring 04/03/24	UAG	EUR	352	385,174	379,844	5,330	—
Expiring 04/03/24	UAG	EUR	172	186,405	185,606	799	—
Expiring 04/19/24	BARC	EUR	1,301	1,420,000	1,404,988	15,012	—
Expiring 04/19/24	BARC	EUR	952	1,021,525	1,027,942	—	(6,417)
Expiring 04/19/24	BOA	EUR	14,633	15,977,337	15,799,983	177,354	—
Expiring 04/19/24	CITI	EUR	504	548,122	544,204	3,918	—
Expiring 04/19/24	CITI	EUR	446	487,000	481,502	5,498	—
Expiring 04/19/24	CITI	EUR	443	482,000	478,809	3,191	—
Expiring 04/19/24	CITI	EUR	439	484,000	473,985	10,015	—
Expiring 04/19/24	HSBC	EUR	7,591	8,294,019	8,196,558	97,461	—
Expiring 04/19/24	HSBC	EUR	2,183	2,367,435	2,357,139	10,296	—
Expiring 04/19/24	JPM	EUR	8,772	9,511,031	9,471,883	39,148	—
Expiring 04/19/24	JPM	EUR	150	164,598	161,966	2,632	—
Expiring 04/19/24	MSI	EUR	254	277,429	274,144	3,285	—
Expiring 04/19/24	SSB	EUR	23,675	26,016,746	25,563,389	453,357	—
A57

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 04/19/24	TD	EUR	21,949	$23,968,902	$23,699,974	$268,928	$—
Expiring 05/02/24	BNP	EUR	254	274,342	274,207	135	—
Expiring 05/02/24	BNP	EUR	189	204,468	204,294	174	—
Expiring 05/02/24	SSB	EUR	2,754	2,983,549	2,975,611	7,938	—
Expiring 05/08/24	DB	EUR	32,938	35,689,081	35,592,308	96,773	—
Expiring 05/08/24	GSI	EUR	470	509,366	507,875	1,491	—
Expiring 05/08/24	GSI	EUR	301	325,530	325,256	274	—
Expiring 05/08/24	JPM	EUR	59	63,759	63,754	5	—
Expiring 05/08/24	MSI	EUR	155	167,542	167,491	51	—
Expiring 05/08/24	RBC	EUR	471	510,503	508,956	1,547	—
Expiring 05/08/24	SSB	EUR	235	255,428	253,937	1,491	—
Hong Kong Dollar,
Expiring 04/03/24	HSBC	HKD	9,250	1,183,070	1,182,073	997	—
Expiring 04/12/24	SCB	HKD	6,130	789,155	783,584	5,571	—
Expiring 05/09/24	SCB	HKD	6,095	783,750	779,752	3,998	—
Hungarian Forint,
Expiring 04/03/24	DB	HUF	19,100	52,079	52,302	—	(223)
Expiring 04/03/24	UAG	HUF	19,100	52,066	52,303	—	(237)
Expiring 04/19/24	BARC	HUF	490,298	1,338,000	1,341,195	—	(3,195)
Expiring 04/19/24	BARC	HUF	379,019	1,050,000	1,036,793	13,207	—
Expiring 04/19/24	BOA	HUF	679,672	1,932,974	1,859,222	73,752	—
Expiring 04/19/24	CITI	HUF	354,023	978,396	968,418	9,978	—
Expiring 04/19/24	GSI	HUF	1,252,313	3,599,221	3,425,663	173,558	—
Expiring 04/19/24	HSBC	HUF	448,094	1,235,801	1,225,747	10,054	—
Expiring 04/19/24	UAG	HUF	317,652	885,000	868,928	16,072	—
Expiring 05/08/24	BARC	HUF	2,483	6,805	6,784	21	—
Indian Rupee,
Expiring 04/03/24	CITI	INR	12,280	148,001	147,249	752	—
Expiring 04/03/24	CITI	INR	9,465	113,958	113,494	464	—
Expiring 04/03/24	CITI	INR	6,310	76,102	75,663	439	—
Expiring 04/03/24	DB	INR	83,145	997,255	996,990	265	—
Expiring 04/03/24	DB	INR	14,284	171,415	171,279	136	—
Expiring 04/03/24	DB	INR	3,155	37,985	37,832	153	—
Expiring 04/03/24	JPM	INR	14,230	170,951	170,631	320	—
Expiring 04/03/24	JPM	INR	13,014	155,771	156,050	—	(279)
Expiring 04/03/24	JPM	INR	9,120	109,576	109,358	218	—
Expiring 04/03/24	JPM	INR	7,647	91,521	91,695	—	(174)
Expiring 04/03/24	JPM	INR	5,713	68,395	68,505	—	(110)
Expiring 04/03/24	JPM	INR	5,366	64,221	64,343	—	(122)
Expiring 06/20/24	JPM	INR	163,935	1,972,000	1,960,907	11,093	—
Expiring 06/20/24	JPM	INR	160,473	1,930,000	1,919,490	10,510	—
Expiring 06/20/24	JPM	INR	156,155	1,869,001	1,867,844	1,157	—
Indonesian Rupiah,
Expiring 04/03/24	JPM	IDR	9,662,948	616,495	608,733	7,762	—
Expiring 05/08/24	BOA	IDR	8,208,948	518,340	516,589	1,751	—
Expiring 06/20/24	CITI	IDR	2,866,226	181,000	180,165	835	—
Israeli Shekel,
Expiring 04/03/24	BARC	ILS	767	212,084	208,646	3,438	—
Expiring 04/03/24	BARC	ILS	240	66,363	65,287	1,076	—
Expiring 04/03/24	BNP	ILS	145	40,303	39,444	859	—
Expiring 04/03/24	GSI	ILS	115	31,599	31,283	316	—
Expiring 05/08/24	BARC	ILS	767	209,824	208,942	882	—
Expiring 05/08/24	BARC	ILS	265	72,495	72,190	305	—
Japanese Yen,
Expiring 04/03/24	BARC	JPY	76,300	512,879	504,491	8,388	—
A58

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 04/03/24	BARC	JPY	56,900	$385,924	$376,220	$9,704	$—
Expiring 04/03/24	BARC	JPY	38,200	259,097	252,576	6,521	—
Expiring 04/03/24	BARC	JPY	37,800	258,212	249,932	8,280	—
Expiring 04/03/24	BARC	JPY	15,800	105,682	104,469	1,213	—
Expiring 04/03/24	BARC	JPY	4,800	32,100	31,738	362	—
Expiring 04/03/24	BNP	JPY	517,756	3,423,381	3,423,373	8	—
Expiring 04/03/24	BNP	JPY	56,650	374,579	374,567	12	—
Expiring 04/03/24	BOA	JPY	56,900	388,611	376,220	12,391	—
Expiring 04/03/24	CITI	JPY	115,000	769,854	760,373	9,481	—
Expiring 04/03/24	DB	JPY	38,500	255,057	254,560	497	—
Expiring 04/03/24	GSI	JPY	94,800	647,437	626,812	20,625	—
Expiring 04/03/24	GSI	JPY	38,500	255,035	254,560	475	—
Expiring 04/03/24	GSI	JPY	38,200	256,841	252,576	4,265	—
Expiring 04/03/24	GSI	JPY	29,600	199,150	195,714	3,436	—
Expiring 04/03/24	JPM	JPY	57,300	385,749	378,864	6,885	—
Expiring 04/03/24	JPM	JPY	56,900	388,338	376,220	12,118	—
Expiring 04/03/24	JPM	JPY	38,200	259,397	252,576	6,821	—
Expiring 04/03/24	JPM	JPY	37,600	251,143	248,609	2,534	—
Expiring 04/03/24	MSI	JPY	1,341,775	8,952,293	8,871,739	80,554	—
Expiring 04/03/24	MSI	JPY	150,900	1,026,817	997,742	29,075	—
Expiring 04/03/24	MSI	JPY	76,700	511,514	507,136	4,378	—
Expiring 04/03/24	MSI	JPY	57,800	384,568	382,170	2,398	—
Expiring 04/03/24	MSI	JPY	23,900	162,107	158,026	4,081	—
Expiring 04/03/24	RBC	JPY	56,800	376,761	375,558	1,203	—
Expiring 04/03/24	SSB	JPY	114,700	777,394	758,390	19,004	—
Expiring 04/15/24	CA	JPY	1,011,700	7,075,994	6,701,079	374,915	—
Expiring 04/19/24	BOA	JPY	163,270	1,081,000	1,082,065	—	(1,065)
Expiring 04/22/24	CBA	JPY	149,700	1,023,390	992,566	30,824	—
Expiring 05/08/24	BARC	JPY	9,700	64,462	64,479	—	(17)
Expiring 05/08/24	BNP	JPY	1,341,775	8,919,144	8,919,171	—	(27)
Expiring 05/08/24	BNP	JPY	22,500	149,623	149,564	59	—
Expiring 05/08/24	GSI	JPY	9,700	64,459	64,479	—	(20)
Expiring 05/08/24	MSI	JPY	77,100	512,123	512,506	—	(383)
Malaysian Ringgit,
Expiring 04/03/24	BNP	MYR	2,115	445,104	444,008	1,096	—
Expiring 05/08/24	DB	MYR	2,115	448,350	443,893	4,457	—
Mexican Peso,
Expiring 04/03/24	BARC	MXN	2,390	140,791	143,631	—	(2,840)
Expiring 04/03/24	BNP	MXN	7,680	458,718	461,540	—	(2,822)
Expiring 04/03/24	BNP	MXN	4,320	256,073	259,617	—	(3,544)
Expiring 04/03/24	BNP	MXN	4,320	256,520	259,617	—	(3,097)
Expiring 04/03/24	BNP	MXN	4,270	254,804	256,612	—	(1,808)
Expiring 04/03/24	BNP	MXN	3,910	227,973	234,977	—	(7,004)
Expiring 04/03/24	BNP	MXN	1,080	64,031	64,904	—	(873)
Expiring 04/03/24	BOA	MXN	4,330	254,298	260,218	—	(5,920)
Expiring 04/03/24	GSI	MXN	4,320	256,563	259,617	—	(3,054)
Expiring 04/03/24	GSI	MXN	4,270	255,139	256,612	—	(1,473)
Expiring 04/03/24	GSI	MXN	2,330	137,624	140,025	—	(2,401)
Expiring 04/03/24	GSI	MXN	1,120	66,323	67,308	—	(985)
Expiring 04/03/24	GSI	MXN	1,077	64,425	64,724	—	(299)
Expiring 04/03/24	GSI	MXN	1,077	64,425	64,724	—	(299)
Expiring 04/03/24	GSI	MXN	1,076	64,380	64,663	—	(283)
Expiring 04/03/24	JPM	MXN	7,780	456,388	467,550	—	(11,162)
Expiring 04/03/24	JPM	MXN	7,670	457,679	460,940	—	(3,261)
Expiring 04/03/24	JPM	MXN	6,390	381,022	384,016	—	(2,994)
A59

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 04/03/24	JPM	MXN	4,340	$253,118	$260,819	$—	$(7,701)
Expiring 04/03/24	JPM	MXN	1,330	78,901	79,928	—	(1,027)
Expiring 04/03/24	JPM	MXN	860	50,901	51,683	—	(782)
Expiring 04/03/24	JPM	MXN	540	31,907	32,452	—	(545)
Expiring 04/03/24	MSI	MXN	4,320	255,840	259,616	—	(3,776)
Expiring 04/03/24	RBC	MXN	4,310	254,618	259,015	—	(4,397)
Expiring 04/03/24	RBC	MXN	2,100	125,870	126,202	—	(332)
Expiring 04/03/24	SSB	MXN	960	56,162	57,693	—	(1,531)
Expiring 04/03/24	UAG	MXN	27,717	1,614,246	1,665,693	—	(51,447)
Expiring 04/03/24	UAG	MXN	11,612	676,286	697,840	—	(21,554)
Expiring 05/08/24	BNP	MXN	3,195	191,546	190,965	581	—
Expiring 05/08/24	BNP	MXN	3,195	191,447	190,966	481	—
Expiring 05/08/24	JPM	MXN	8,530	508,397	509,839	—	(1,442)
Expiring 05/08/24	UAG	MXN	23,127	1,380,366	1,382,303	—	(1,937)
Expiring 05/08/24	UAG	MXN	17,182	1,025,531	1,026,970	—	(1,439)
Expiring 06/20/24	GSI	MXN	26,733	1,591,000	1,587,101	3,899	—
New Taiwanese Dollar,
Expiring 04/03/24	BOA	TWD	2,932	91,883	91,599	284	—
Expiring 04/03/24	JPM	TWD	11,693	370,418	365,302	5,116	—
Expiring 06/20/24	GSI	TWD	298,698	9,571,818	9,371,657	200,161	—
New Zealand Dollar,
Expiring 04/03/24	BNP	NZD	3,010	1,805,489	1,798,327	7,162	—
Expiring 04/03/24	BNP	NZD	255	155,333	152,350	2,983	—
Expiring 04/03/24	CITI	NZD	315	194,486	188,197	6,289	—
Expiring 04/03/24	JPM	NZD	420	255,721	250,929	4,792	—
Expiring 04/03/24	JPM	NZD	105	63,888	62,732	1,156	—
Expiring 04/03/24	MSI	NZD	2,631	1,604,647	1,571,893	32,754	—
Expiring 04/03/24	MSI	NZD	2,143	1,307,016	1,280,337	26,679	—
Expiring 04/03/24	MSI	NZD	1,260	767,477	752,788	14,689	—
Expiring 04/03/24	MSI	NZD	315	193,739	188,197	5,542	—
Expiring 04/03/24	MSI	NZD	175	106,452	104,554	1,898	—
Expiring 04/03/24	MSI	NZD	105	63,075	62,732	343	—
Expiring 04/03/24	MSI	NZD	50	30,464	29,872	592	—
Expiring 04/03/24	SSB	NZD	50	30,437	29,873	564	—
Expiring 04/03/24	SSB	NZD	50	30,454	29,873	581	—
Expiring 04/19/24	CITI	NZD	902	549,934	538,734	11,200	—
Expiring 05/08/24	BNP	NZD	2,806	1,683,194	1,676,530	6,664	—
Expiring 05/08/24	BNP	NZD	850	510,795	507,858	2,937	—
Expiring 05/08/24	JPM	NZD	105	63,106	62,735	371	—
Expiring 05/08/24	MSI	NZD	530	318,163	316,664	1,499	—
Norwegian Krone,
Expiring 04/03/24	BARC	NOK	2,690	254,760	247,818	6,942	—
Expiring 04/03/24	GSI	NOK	4,030	382,767	371,266	11,501	—
Expiring 04/03/24	GSI	NOK	4,030	382,861	371,265	11,596	—
Expiring 04/03/24	GSI	NOK	4,010	387,617	369,423	18,194	—
Expiring 04/03/24	GSI	NOK	2,670	257,615	245,975	11,640	—
Expiring 04/03/24	GSI	NOK	2,670	256,758	245,975	10,783	—
Expiring 04/03/24	JPM	NOK	1,350	128,376	124,369	4,007	—
Expiring 04/03/24	JPM	NOK	1,340	128,609	123,448	5,161	—
Expiring 04/03/24	JPM	NOK	330	31,183	30,401	782	—
Expiring 04/03/24	SSB	NOK	2,690	256,210	247,818	8,392	—
Expiring 04/03/24	TD	NOK	19,432	1,803,434	1,790,183	13,251	—
Expiring 04/03/24	TD	NOK	10,774	1,017,723	992,560	25,163	—
Expiring 04/03/24	TD	NOK	326	30,255	30,033	222	—
Expiring 05/08/24	GSI	NOK	5,500	508,100	507,122	978	—
A60

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Norwegian Krone (cont’d.),
Expiring 05/08/24	JPM	NOK	5,460	$508,596	$503,434	$5,162	$—
Peruvian Nuevo Sol,
Expiring 04/03/24	BOA	PEN	190	51,468	51,071	397	—
Expiring 04/03/24	CITI	PEN	437	115,088	117,464	—	(2,376)
Expiring 04/03/24	CITI	PEN	90	24,162	24,191	—	(29)
Expiring 05/08/24	CITI	PEN	627	168,223	168,418	—	(195)
Expiring 06/20/24	BARC	PEN	3,621	956,686	971,953	—	(15,267)
Expiring 06/20/24	CITI	PEN	5,488	1,490,785	1,473,158	17,627	—
Philippine Peso,
Expiring 04/03/24	BOA	PHP	1,270	22,574	22,601	—	(27)
Expiring 06/20/24	CITI	PHP	100,631	1,799,000	1,789,510	9,490	—
Polish Zloty,
Expiring 04/03/24	BARC	PLN	1,651	414,041	413,323	718	—
Expiring 04/03/24	BARC	PLN	1,019	255,547	255,104	443	—
Expiring 04/03/24	BARC	PLN	141	35,383	35,299	84	—
Expiring 04/03/24	MSI	PLN	250	63,750	62,586	1,164	—
Expiring 04/19/24	CITI	PLN	4,850	1,207,291	1,214,022	—	(6,731)
Expiring 04/19/24	CITI	PLN	3,587	892,775	897,752	—	(4,977)
Expiring 04/19/24	CITI	PLN	1,597	394,807	399,681	—	(4,874)
Expiring 04/19/24	GSI	PLN	3,654	902,193	914,698	—	(12,505)
Expiring 04/19/24	HSBC	PLN	3,469	860,046	868,400	—	(8,354)
Expiring 05/08/24	BARC	PLN	226	56,692	56,559	133	—
Expiring 05/08/24	MSI	PLN	255	63,898	63,817	81	—
Romanian Leu,
Expiring 04/03/24	BARC	RON	352	76,598	76,407	191	—
Expiring 04/03/24	BNP	RON	601	130,775	130,457	318	—
Expiring 04/03/24	GSI	RON	273	59,503	59,259	244	—
Expiring 04/03/24	SSB	RON	282	61,462	61,212	250	—
Expiring 04/03/24	UAG	RON	366	79,629	79,446	183	—
Expiring 05/08/24	BARC	RON	352	76,707	76,357	350	—
Expiring 05/08/24	BNP	RON	601	130,946	130,372	574	—
Expiring 05/08/24	UAG	RON	366	79,733	79,394	339	—
Singapore Dollar,
Expiring 04/03/24	JPM	SGD	345	256,611	255,579	1,032	—
Expiring 04/03/24	JPM	SGD	166	123,471	122,975	496	—
Expiring 04/03/24	JPM	SGD	140	104,014	103,713	301	—
Expiring 04/03/24	MSI	SGD	100	75,088	74,080	1,008	—
Expiring 04/03/24	MSI	SGD	60	44,658	44,449	209	—
Expiring 04/03/24	MSI	SGD	50	37,234	37,040	194	—
Expiring 04/03/24	MSI	SGD	40	29,925	29,633	292	—
Expiring 04/03/24	SCB	SGD	90	67,061	66,673	388	—
Expiring 04/03/24	SSB	SGD	90	67,015	66,673	342	—
Expiring 05/08/24	JPM	SGD	465	346,156	345,025	1,131	—
Expiring 05/08/24	JPM	SGD	381	283,625	282,698	927	—
Expiring 05/08/24	SCB	SGD	45	33,534	33,389	145	—
Expiring 06/20/24	MSI	SGD	4,133	3,103,407	3,072,198	31,209	—
South African Rand,
Expiring 04/03/24	BARC	ZAR	1,220	63,718	64,384	—	(666)
Expiring 04/03/24	BNP	ZAR	4,360	227,959	230,095	—	(2,136)
Expiring 04/03/24	BOA	ZAR	810	42,650	42,747	—	(97)
Expiring 04/03/24	DB	ZAR	2,440	130,454	128,768	1,686	—
Expiring 04/03/24	DB	ZAR	1,200	64,188	63,329	859	—
Expiring 04/03/24	GSI	ZAR	8,710	459,207	459,663	—	(456)
Expiring 04/03/24	GSI	ZAR	4,380	229,542	231,151	—	(1,609)
Expiring 04/03/24	GSI	ZAR	2,770	145,939	146,184	—	(245)
A61

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 04/03/24	GSI	ZAR	2,160	$115,588	$113,992	$1,596	$—
Expiring 04/03/24	GSI	ZAR	810	42,651	42,747	—	(96)
Expiring 04/03/24	RBC	ZAR	1,410	73,916	74,411	—	(495)
Expiring 05/08/24	BARC	ZAR	2,400	125,492	126,306	—	(814)
Expiring 05/08/24	MSI	ZAR	5,996	316,261	315,555	706	—
South Korean Won,
Expiring 04/03/24	BARC	KRW	341,110	257,675	252,895	4,780	—
Expiring 04/03/24	BNP	KRW	605,520	462,815	448,926	13,889	—
Expiring 04/03/24	BOA	KRW	511,150	387,822	378,960	8,862	—
Expiring 04/03/24	CITI	KRW	1,263,616	935,665	936,829	—	(1,164)
Expiring 04/03/24	CITI	KRW	1,246,410	937,418	924,073	13,345	—
Expiring 04/03/24	CITI	KRW	511,150	389,210	378,960	10,250	—
Expiring 04/03/24	CITI	KRW	341,270	259,620	253,014	6,606	—
Expiring 04/03/24	CITI	KRW	340,770	259,377	252,642	6,735	—
Expiring 04/03/24	CITI	KRW	336,600	256,888	249,551	7,337	—
Expiring 04/03/24	CITI	KRW	140,830	105,003	104,410	593	—
Expiring 04/03/24	JPM	KRW	340,760	259,528	252,636	6,892	—
Expiring 04/03/24	JPM	KRW	116,170	88,197	86,127	2,070	—
Expiring 04/03/24	MSI	KRW	119,270	90,973	88,426	2,547	—
Expiring 05/08/24	CITI	KRW	1,246,410	924,554	925,595	—	(1,041)
Expiring 06/20/24	CITI	KRW	2,482,321	1,894,005	1,847,427	46,578	—
Expiring 06/20/24	HSBC	KRW	2,796,943	2,090,000	2,081,579	8,421	—
Expiring 06/20/24	MSI	KRW	1,461,256	1,094,000	1,087,516	6,484	—
Swedish Krona,
Expiring 04/03/24	BARC	SEK	19,058	1,843,608	1,780,882	62,726	—
Expiring 04/03/24	BARC	SEK	2,448	236,811	228,754	8,057	—
Expiring 04/03/24	BARC	SEK	1,330	126,058	124,282	1,776	—
Expiring 04/03/24	BNP	SEK	3,995	382,142	373,314	8,828	—
Expiring 04/03/24	DB	SEK	1,970	190,748	184,088	6,660	—
Expiring 04/03/24	GSI	SEK	2,620	257,577	244,826	12,751	—
Expiring 04/03/24	GSI	SEK	980	95,866	91,577	4,289	—
Expiring 04/03/24	JPM	SEK	11,860	1,142,643	1,108,262	34,381	—
Expiring 04/03/24	JPM	SEK	3,940	382,112	368,175	13,937	—
Expiring 04/03/24	JPM	SEK	2,630	257,446	245,761	11,685	—
Expiring 04/03/24	JPM	SEK	2,630	257,829	245,761	12,068	—
Expiring 04/03/24	JPM	SEK	740	72,739	69,150	3,589	—
Expiring 04/03/24	JPM	SEK	330	31,868	30,837	1,031	—
Expiring 04/03/24	MSI	SEK	670	63,654	62,608	1,046	—
Expiring 04/03/24	SG	SEK	2,630	256,986	245,762	11,224	—
Expiring 05/08/24	BNP	SEK	670	63,287	62,696	591	—
Expiring 05/08/24	BNP	SEK	670	63,240	62,696	544	—
Expiring 05/08/24	CITI	SEK	1,470	137,677	137,557	120	—
Expiring 05/08/24	JPM	SEK	2,700	256,169	252,656	3,513	—
Expiring 05/08/24	TD	SEK	2,448	231,357	229,074	2,283	—
Expiring 05/08/24	TD	SEK	1,323	125,035	123,801	1,234	—
Swiss Franc,
Expiring 04/03/24	BNP	CHF	685	761,288	760,051	1,237	—
Expiring 04/03/24	BNP	CHF	450	514,829	499,303	15,526	—
Expiring 04/03/24	BNP	CHF	332	377,186	368,921	8,265	—
Expiring 04/03/24	BNP	CHF	30	33,898	33,287	611	—
Expiring 04/03/24	BNP	CHF	8	8,506	8,329	177	—
Expiring 04/03/24	GSI	CHF	675	771,842	748,955	22,887	—
Expiring 04/03/24	GSI	CHF	30	34,089	33,286	803	—
Expiring 04/03/24	JPM	CHF	675	773,883	748,955	24,928	—
Expiring 04/03/24	JPM	CHF	450	515,677	499,304	16,373	—
A62

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 04/03/24	JPM	CHF	225	$256,935	$249,652	$7,283	$—
Expiring 04/03/24	JPM	CHF	55	62,525	61,026	1,499	—
Expiring 04/03/24	MSI	CHF	55	62,131	61,026	1,105	—
Expiring 04/03/24	SSB	CHF	30	33,918	33,287	631	—
Expiring 04/03/24	TD	CHF	30	33,923	33,287	636	—
Expiring 04/03/24	UAG	CHF	1,931	2,201,691	2,142,565	59,126	—
Expiring 04/03/24	UAG	CHF	1,223	1,394,443	1,356,996	37,447	—
Expiring 04/03/24	UAG	CHF	340	379,984	377,251	2,733	—
Expiring 05/08/24	BARC	CHF	1,223	1,354,980	1,362,172	—	(7,192)
Expiring 05/08/24	BARC	CHF	778	861,958	866,533	—	(4,575)
Expiring 05/08/24	BNP	CHF	460	512,036	512,346	—	(310)
Expiring 05/08/24	BNP	CHF	60	66,584	66,828	—	(244)
Expiring 05/08/24	GSI	CHF	345	384,498	384,259	239	—
Expiring 05/08/24	GSI	CHF	60	66,869	66,827	42	—
Expiring 05/08/24	MSI	CHF	115	127,493	128,086	—	(593)
Expiring 05/08/24	MSI	CHF	60	66,869	66,828	41	—
Expiring 05/08/24	MSI	CHF	60	66,477	66,828	—	(351)
Expiring 05/08/24	MSI	CHF	60	66,548	66,828	—	(280)
Thai Baht,
Expiring 04/03/24	BARC	THB	18,748	521,488	514,092	7,396	—
Expiring 04/03/24	BARC	THB	18,323	509,666	502,438	7,228	—
Expiring 04/03/24	GSI	THB	820	22,851	22,485	366	—
Expiring 04/03/24	UAG	THB	2,280	63,812	62,520	1,292	—
Expiring 05/08/24	BARC	THB	16,153	445,772	444,165	1,607	—
Expiring 05/08/24	BARC	THB	10,358	285,848	284,818	1,030	—
Expiring 05/08/24	GSI	THB	2,470	67,995	67,918	77	—
Expiring 06/20/24	CITI	THB	32,202	900,000	888,643	11,357	—
Expiring 06/20/24	GSI	THB	75,211	2,091,000	2,075,521	15,479	—
Expiring 06/20/24	JPM	THB	50,982	1,436,000	1,406,903	29,097	—
Expiring 06/20/24	MSI	THB	151,623	4,271,961	4,184,162	87,799	—
				$486,002,927	$481,630,763	4,702,833	(330,669)
						$4,972,288	$(2,655,640)
Cross currency exchange contracts outstanding at March 31, 2024:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
04/19/24	Buy	PLN	1,935	EUR	446	$2,784	$—	BOA
04/19/24	Buy	PLN	2,175	EUR	507	—	(3,114)	SSB
04/19/24	Buy	PLN	10,372	EUR	2,377	29,554	—	BOA
						$32,338	$(3,114)
Credit default swap agreements outstanding at March 31, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**:
Arab Republic of Egypt	12/20/28	1.000%(Q)	500	5.297%	$(80,841)	$(319)	$(80,522)	GSI
A63

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Credit default swap agreements outstanding at March 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Dominican Republic	12/20/28	1.000%(Q)	500	1.479%	$(9,878)	$(319)	$(9,559)	GSI
Emirate of Abu Dhabi	12/20/28	1.000%(Q)	500	0.338%	14,381	(319)	14,700	GSI
Federal Republic of Nigeria	12/20/28	1.000%(Q)	500	4.769%	(72,298)	(319)	(71,979)	GSI
Federation of Malaysia	12/20/28	1.000%(Q)	750	0.387%	19,910	(478)	20,388	GSI
Federative Republic of Brazil	12/20/28	1.000%(Q)	2,250	1.246%	(22,551)	(1,434)	(21,117)	GSI
Kingdom of Bahrain	12/20/28	1.000%(Q)	500	1.795%	(16,310)	(319)	(15,991)	GSI
Kingdom of Morocco	12/20/28	1.000%(Q)	500	0.886%	2,587	(319)	2,906	GSI
Kingdom of Saudi Arabia	12/20/28	1.000%(Q)	1,000	0.478%	22,664	(637)	23,301	GSI
People’s Republic of China	12/20/28	1.000%(Q)	2,250	0.668%	32,396	(1,434)	33,830	GSI
Republic of Argentina	12/20/28	1.000%(Q)	500	26.204%	(291,206)	(319)	(290,887)	GSI
Republic of Chile	12/20/28	1.000%(Q)	1,750	0.494%	38,468	(1,116)	39,584	GSI
Republic of Colombia	12/20/28	1.000%(Q)	1,500	1.555%	(34,400)	(956)	(33,444)	GSI
Republic of Indonesia	12/20/28	1.000%(Q)	2,250	0.670%	32,271	(1,434)	33,705	GSI
Republic of Panama	12/20/28	1.000%(Q)	500	1.670%	(13,828)	(319)	(13,509)	GSI
Republic of Peru	12/20/28	1.000%(Q)	750	0.601%	13,034	(478)	13,512	GSI
Republic of Philippines	12/20/28	1.000%(Q)	750	0.575%	13,844	(478)	14,322	GSI
Republic of South Africa	12/20/28	1.000%(Q)	2,250	2.407%	(129,021)	(1,434)	(127,587)	GSI
Republic of Turkey	12/20/28	1.000%(Q)	2,250	2.850%	(167,813)	(1,434)	(166,379)	GSI
State of Qatar	12/20/28	1.000%(Q)	500	0.347%	14,190	(319)	14,509	GSI
Sultanate of Oman	12/20/28	1.000%(Q)	500	0.966%	889	(319)	1,208	GSI
United Mexican States	12/20/28	1.000%(Q)	2,250	0.835%	16,532	(1,434)	17,966	GSI
					$(616,980)	$(15,937)	$(601,043)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices— Buy Protection(1)**:
CDX.EM.40.V1	12/20/28	1.000%(Q)	25,000	$598,416	$(7,968)	$606,384	GSI
**	The Portfolio entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Portfolio bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Gazprom PAO	06/20/24	1.000%(Q)		606	$20,903	$42,627	$(21,724)	BARC
Kingdom of Morocco	12/20/27	1.000%(Q)		255	(2,826)	5,105	(7,931)	BNP
Republic of Italy	12/20/27	1.000%(Q)	EUR	1,475	(51,702)	(41,413)	(10,289)	BARC
Republic of South Africa	12/20/28	1.000%(Q)		900	51,608	83,070	(31,462)	JPM
Republic of South Africa	12/20/28	1.000%(Q)		600	34,406	54,198	(19,792)	MSI
					$52,389	$143,587	$(91,198)

A64

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Credit default swap agreements outstanding at March 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at March 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Bank of America Corp.	06/20/24	1.000%(Q)		1,600	0.171%	$3,586	$171	$3,415	GSI
Emirate of Abu Dhabi	06/20/24	1.000%(Q)		260	0.101%	624	493	131	BNP
Republic of Estonia	12/20/26	1.000%(Q)		190	0.374%	3,123	979	2,144	JPM
Republic of Poland	06/20/24	1.000%(Q)		420	0.212%	902	72	830	BNP
U.S. Treasury Notes	06/20/24	0.250%(Q)	EUR	475	0.047%	283	(163)	446	BNP
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	3,000	0.084%	4,182	(5,102)	9,284	BNP
						$12,700	$(3,550)	$16,250

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2024(4)	Value at Trade Date	Value at March 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.41.V2	12/20/28	5.000%(Q)	1,634	3.116%	$89,652	$122,982	$33,330
CDX.NA.HY.42.V1	06/20/29	5.000%(Q)	6,680	3.289%	465,970	492,640	26,670
					$555,622	$615,622	$60,000
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreements outstanding at March 31, 2024:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreement:
EUR	365	01/15/29	2.012%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	$—	$1,082	$1,082

A65

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Inflation swap agreements outstanding at March 31, 2024:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Inflation Swap Agreements:
EUR	599	02/15/28	2.403%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$7,783	$—	$7,783	MSI
EUR	3,362	02/15/28	2.405%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	44,046	—	44,046	MSI
EUR	599	02/15/33	2.380%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(11,137)	—	(11,137)	MSI
EUR	3,362	02/15/33	2.395%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(67,939)	—	(67,939)	MSI
	1,840	09/15/28	2.605%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	7,784	—	7,784	JPM
	574	09/15/28	2.615%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	2,695	—	2,695	CITI
	1,840	09/15/33	2.631%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(12,062)	—	(12,062)	JPM
	574	09/15/33	2.650%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(4,713)	—	(4,713)	CITI
					$(33,543)	$—	$(33,543)
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at March 31, 2024:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	1,210	03/20/27	3.940%(Q)	3 Month BBSW(1)(Q)/ 4.344%	$(62)	$(2,437)	$(2,375)
AUD	735	12/03/28	2.650%(S)	6 Month BBSW(2)(S)/ 4.499%	(32,153)	(30,054)	2,099
AUD	823	09/16/29	3.844%(Q)	3 Month BBSW(2)(Q)/ 4.344%	(779)	336	1,115
AUD	523	09/18/29	3.969%(S)	6 Month BBSW(2)(S)/ 4.499%	(629)	322	951
AUD	1,670	12/03/31	2.750%(S)	6 Month BBSW(2)(S)/ 4.499%	129,889	(104,971)	(234,860)
AUD	263	09/18/34	4.250%(S)	6 Month BBSW(2)(S)/ 4.499%	(633)	387	1,020
AUD	631	09/19/34	4.594%(S)	6 Month BBSW(2)(S)/ 4.499%	(713)	560	1,273
AUD	20	12/03/38	2.900%(S)	6 Month BBSW(2)(S)/ 4.499%	(2,189)	(2,161)	28
BRL	735	01/02/29	10.247%(T)	1 Day BROIS(2)(T)/ 0.040%	—	(1,761)	(1,761)
BRL	694	01/02/29	10.265%(T)	1 Day BROIS(2)(T)/ 0.040%	—	1,853	1,853
CAD	2,445	12/03/26	2.550%(S)	3 Month CDOR(2)(S)/ 5.295%	62,877	(95,796)	(158,673)
CAD	735	09/16/29	3.000%(S)	1 Day CORRA(1)(S)/ 5.050%	1,537	463	(1,074)
CAD	968	09/18/29	3.313%(S)	1 Day CORRA(1)(S)/ 5.050%	3,281	1,153	(2,128)
CAD	620	12/03/30	3.500%(S)	1 Day CORRA(2)(S)/ 5.050%	(2,926)	(1,176)	1,750
CAD	900	12/03/33	3.500%(S)	1 Day CORRA(1)(S)/ 5.050%	13,715	1,543	(12,172)
CAD	365	03/20/34	3.560%(S)	1 Day CORRA(1)(S)/ 5.050%	(69)	(1,940)	(1,871)
CAD	229	09/18/34	3.344%(S)	1 Day CORRA(1)(S)/ 5.050%	1,544	690	(854)
CAD	540	09/19/34	3.406%(S)	1 Day CORRA(2)(S)/ 5.050%	(1,381)	(598)	783
CAD	1,090	12/03/50	2.800%(S)	3 Month CDOR(2)(S)/ 5.295%	112,356	(140,417)	(252,773)
CHF	1,050	08/10/31	(0.220)%(A)	1 Day SARON(2)(A)/ 1.464%	—	(123,674)	(123,674)
CHF	410	03/20/34	1.258%(A)	1 Day SARON(2)(A)/ 1.464%	—	4,766	4,766
CLP	204,850	08/12/26	3.620%(S)	1 Day CLOIS(2)(S)/ 7.250%	—	(8,036)	(8,036)
CLP	420,000	02/06/33	5.200%(S)	1 Day CLOIS(1)(S)/ 7.250%	—	(1,588)	(1,588)
CLP	186,000	02/23/33	5.570%(S)	1 Day CLOIS(1)(S)/ 7.250%	—	(6,030)	(6,030)
CLP	381,000	02/27/33	5.550%(S)	1 Day CLOIS(1)(S)/ 7.250%	—	(11,869)	(11,869)
CLP	98,000	03/16/33	5.295%(S)	1 Day CLOIS(1)(S)/ 7.250%	—	(1,303)	(1,303)
CLP	160,465	06/21/34	5.106%(S)	1 Day CLOIS(1)(S)/ 7.250%	—	422	422
CNH	2,040	05/11/25	2.300%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.020%	977	1,132	155
A66

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	29,130	08/12/26	2.490%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.020%	$(22)	$51,383	$51,405
CNH	77,820	08/20/26	2.440%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.020%	(169)	124,219	124,388
CNH	10,410	08/04/27	2.388%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.020%	—	18,130	18,130
CNH	18,060	03/01/28	2.955%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.020%	—	86,388	86,388
CNH	2,210	04/26/28	2.790%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.020%	—	9,070	9,070
CNH	28,510	05/11/28	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.020%	70,195	86,067	15,872
CNH	6,900	06/01/28	2.473%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.020%	—	15,704	15,704
CNH	82,341	06/20/29	2.130%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.020%	3,899	6,690	2,791
CNH	5,591	06/20/29	2.286%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.020%	2,579	6,079	3,500
COP	710,000	08/12/31	5.910%(Q)	1 Day COOIS(2)(Q)/ 11.390%	—	(18,118)	(18,118)
CZK	18,000	08/12/26	2.062%(A)	6 Month PRIBOR(2)(S)/ 5.230%	—	(29,597)	(29,597)
DKK	3,300	04/08/32	1.581%(A)	6 Month CIBOR(2)(S)/ 3.927%	(19,753)	(42,054)	(22,301)
EUR	25,625	11/23/24	(0.046)%(A)	6 Month EURIBOR(2)(S)/ 3.851%	—	(1,102,296)	(1,102,296)
EUR	12,130	12/02/24	(0.285)%(A)	6 Month EURIBOR(2)(S)/ 3.851%	—	(544,530)	(544,530)
EUR	478	06/17/29	2.438%(A)	6 Month EURIBOR(2)(S)/ 3.851%	(22)	1,531	1,553
EUR	321	09/18/29	2.531%(A)	6 Month EURIBOR(2)(S)/ 3.851%	(626)	234	860
EUR	1,360	03/20/33	2.996%(A)	6 Month EURIBOR(2)(S)/ 3.851%	—	46,927	46,927
EUR	450	03/20/34	2.560%(A)	1 Day EuroSTR(1)(A)/ 3.899%	—	(5,141)	(5,141)
EUR	1,506	03/21/34	2.720%(A)	6 Month EURIBOR(1)(S)/ 3.851%	(927)	(15,221)	(14,294)
EUR	151	09/18/34	2.563%(A)	6 Month EURIBOR(2)(S)/ 3.851%	(249)	603	852
EUR	975	03/20/38	2.982%(A)	6 Month EURIBOR(1)(S)/ 3.851%	—	(44,976)	(44,976)
EUR	715	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)/ 3.851%	—	112,040	112,040
EUR	715	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)/ 3.892%	—	(117,197)	(117,197)
EUR	1,734	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)/ 3.851%	—	262,980	262,980
EUR	1,734	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)/ 3.892%	—	(275,692)	(275,692)
EUR	1,390	02/17/42	0.536%(A)	6 Month EURIBOR(2)(S)/ 3.851%	—	(442,866)	(442,866)
EUR	1,140	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)/ 3.851%	—	115,450	115,450
EUR	1,140	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)/ 3.892%	—	(122,523)	(122,523)
EUR	910	02/24/43	2.910%(A)	6 Month EURIBOR(1)(S)/ 3.851%	755	(49,434)	(50,189)
EUR	910	02/24/43	2.960%(A)	3 Month EURIBOR(2)(Q)/ 3.892%	(450)	49,078	49,528
EUR	300	05/11/44	1.150%(A)	1 Day EuroSTR(2)(A)/ 3.899%	(75,584)	(76,694)	(1,110)
EUR	240	07/06/51	2.500%(A)	6 Month EURIBOR(1)(S)/ 3.851%	(333)	(5,815)	(5,482)
EUR	350	05/11/52	1.200%(A)	1 Day EuroSTR(2)(A)/ 3.899%	(90,369)	(99,005)	(8,636)
EUR	530	03/16/54	2.090%(A)	6 Month EURIBOR(1)(S)/ 3.851%	(1,949)	(7,969)	(6,020)
GBP	1,200	05/08/25	1.000%(A)	1 Day SONIA(2)(A)/ 5.191%	(73,423)	(116,974)	(43,551)
GBP	1,260	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 5.191%	(46,102)	163,484	209,586
GBP	4,445	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 5.191%	(61,578)	576,736	638,314
GBP	3,875	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 5.191%	63,776	601,664	537,888
GBP	2,950	05/08/28	1.100%(A)	1 Day SONIA(1)(A)/ 5.191%	468,115	526,732	58,617
GBP	1,795	05/08/29	1.100%(A)	1 Day SONIA(2)(A)/ 5.191%	(209,141)	(358,386)	(149,245)
GBP	433	06/17/29	3.500%(A)	1 Day SONIA(1)(A)/ 5.191%	89	(1,972)	(2,061)
GBP	568	06/19/29	3.813%(A)	1 Day SONIA(1)(A)/ 5.191%	1	(3,015)	(3,016)
GBP	2,650	05/08/30	1.100%(A)	1 Day SONIA(2)(A)/ 5.191%	(423,014)	(589,605)	(166,591)
GBP	3,840	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 5.191%	(295,889)	920,582	1,216,471
GBP	635	05/08/32	1.150%(A)	1 Day SONIA(1)(A)/ 5.191%	4,448	167,363	162,915
GBP	2,625	05/08/33	1.150%(A)	1 Day SONIA(2)(A)/ 5.191%	(562,948)	(747,705)	(184,757)
GBP	1,421	03/21/34	3.780%(A)	1 Day SONIA(2)(A)/ 5.191%	6,352	20,424	14,072
GBP	250	05/08/34	1.200%(A)	1 Day SONIA(1)(A)/ 5.191%	69,731	75,584	5,853
GBP	140	06/19/34	3.719%(A)	1 Day SONIA(1)(A)/ 5.191%	28	(1,448)	(1,476)
GBP	342	06/20/34	3.531%(A)	1 Day SONIA(2)(A)/ 5.191%	(242)	484	726
GBP	1,720	05/08/37	1.200%(A)	1 Day SONIA(1)(A)/ 5.191%	559,787	633,157	73,370
GBP	1,800	05/08/38	1.200%(A)	1 Day SONIA(2)(A)/ 5.191%	(531,022)	(695,429)	(164,407)
GBP	1,200	05/08/41	1.250%(A)	1 Day SONIA(2)(A)/ 5.191%	165,806	(522,262)	(688,068)
GBP	925	05/08/42	1.250%(A)	1 Day SONIA(1)(A)/ 5.191%	93,743	418,836	325,093
GBP	640	05/08/43	1.250%(A)	1 Day SONIA(1)(A)/ 5.191%	242,476	298,653	56,177
GBP	3,240	05/08/46	1.250%(A)	1 Day SONIA(2)(A)/ 5.191%	563,635	(1,656,024)	(2,219,659)
GBP	530	05/08/48	1.250%(A)	1 Day SONIA(1)(A)/ 5.191%	227,097	283,323	56,226
HUF	50,000	08/10/31	2.748%(A)	6 Month BUBOR(2)(S)/ 7.580%	—	(29,476)	(29,476)
ILS	1,010	08/12/31	1.120%(A)	3 Month TELBOR(2)(Q)/ 4.350%	—	(49,574)	(49,574)
A67

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	690,000	07/08/24	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.074%	$(2,214)	$(2,573)	$(359)
JPY	45,000	03/06/25	0.197%(A)	1 Day TONAR(2)(A)/ 0.074%	—	103	103
JPY	35,000	07/08/25	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.074%	(462)	(848)	(386)
JPY	261,000	07/08/26	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.074%	2,786	(15,010)	(17,796)
JPY	110,000	07/08/27	(0.050)%(A)	1 Day TONAR(1)(A)/ 0.074%	8,529	10,814	2,285
JPY	550,000	07/08/28	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.074%	(80,701)	(80,025)	676
JPY	140,600	07/31/28	0.268%(A)	1 Day TONAR(2)(A)/ 0.074%	—	(6,219)	(6,219)
JPY	145,000	07/08/29	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.074%	(30,011)	(29,140)	871
JPY	70,286	09/16/29	0.719%(A)	1 Day TONAR(2)(A)/ 0.074%	(230)	108	338
JPY	60,000	07/08/30	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.074%	(20,332)	(15,914)	4,418
JPY	356,000	07/08/31	0.000%(A)	1 Day TONAR(2)(A)/ 0.074%	(2,533)	(111,392)	(108,859)
JPY	75,000	07/08/32	0.050%(A)	1 Day TONAR(1)(A)/ 0.074%	15,314	27,058	11,744
JPY	25,000	07/08/33	0.100%(A)	1 Day TONAR(2)(A)/ 0.074%	(8,375)	(10,202)	(1,827)
JPY	20,853	06/19/34	1.094%(A)	1 Day TONAR(2)(A)/ 0.074%	(14)	2,916	2,930
JPY	515,000	07/08/35	0.100%(A)	1 Day TONAR(2)(A)/ 0.074%	11,928	(296,742)	(308,670)
JPY	55,000	07/08/38	0.200%(A)	1 Day TONAR(2)(A)/ 0.074%	(48,090)	(41,941)	6,149
JPY	343,000	07/08/41	0.250%(A)	1 Day TONAR(2)(A)/ 0.074%	(9,785)	(342,376)	(332,591)
JPY	110,000	07/08/43	0.300%(A)	1 Day TONAR(2)(A)/ 0.074%	(119,479)	(123,307)	(3,828)
JPY	5,000	07/08/44	0.350%(A)	1 Day TONAR(2)(A)/ 0.074%	(6,406)	(5,714)	692
JPY	40,000	07/08/48	0.450%(A)	1 Day TONAR(2)(A)/ 0.074%	(39,781)	(52,223)	(12,442)
JPY	80,000	07/08/49	0.450%(A)	1 Day TONAR(2)(A)/ 0.074%	(121,513)	(109,673)	11,840
JPY	275,000	07/08/51	0.450%(A)	1 Day TONAR(2)(A)/ 0.074%	31,947	(411,200)	(443,147)
JPY	39,000	09/02/51	0.393%(A)	1 Day TONAR(2)(A)/ 0.074%	—	(62,372)	(62,372)
JPY	20,000	07/08/52	0.450%(A)	1 Day TONAR(2)(A)/ 0.074%	(11,134)	(31,089)	(19,955)
JPY	45,000	07/08/53	0.450%(A)	1 Day TONAR(1)(A)/ 0.074%	73,770	72,398	(1,372)
JPY	26,800	07/31/53	1.102%(A)	1 Day TONAR(1)(A)/ 0.074%	—	14,241	14,241
KRW	1,644,000	08/04/24	3.145%(Q)	3 Month KWCDC(2)(Q)/ 3.640%	—	(3,135)	(3,135)
KRW	2,237,000	03/02/25	3.810%(Q)	3 Month KWCDC(2)(Q)/ 3.640%	—	4,232	4,232
KRW	300,000	04/19/28	3.135%(Q)	3 Month KWCDC(2)(Q)/ 3.640%	—	(1,294)	(1,294)
KRW	2,570,000	08/13/31	1.630%(Q)	3 Month KWCDC(2)(Q)/ 3.640%	—	(208,239)	(208,239)
KRW	507,960	03/10/33	3.150%(Q)	3 Month KWCDC(2)(Q)/ 3.640%	(7,647)	(2,694)	4,953
KRW	125,000	11/24/33	3.610%(Q)	3 Month KWCDC(2)(Q)/ 3.640%	—	2,911	2,911
MXN	2,117	09/13/28	8.224%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.249%	—	(3,513)	(3,513)
MXN	2,161	12/13/28	8.900%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.249%	—	(65)	(65)
MXN	4,067	06/13/29	8.485%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.249%	—	(2,028)	(2,028)
MXN	3,080	05/13/31	8.400%(M)	28 Day Mexican Interbank Rate(1)(M)/ 11.249%	3,638	3,560	(78)
MXN	10,400	04/19/32	8.945%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.249%	—	6,180	6,180
MXN	1,231	12/07/33	9.730%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.249%	—	4,743	4,743
MXN	1,321	03/08/34	8.325%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.249%	—	(2,374)	(2,374)
MXN	9,780	05/09/34	8.400%(M)	28 Day Mexican Interbank Rate(1)(M)/ 11.249%	15,529	14,409	(1,120)
MXN	1,612	06/07/34	8.495%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.249%	—	(1,117)	(1,117)
MXN	1,664	06/07/34	8.516%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.249%	—	(1,016)	(1,016)
NOK	5,526	03/19/29	3.938%(A)	6 Month NIBOR(1)(S)/ 4.870%	150	(5,233)	(5,383)
NOK	26,013	03/20/29	3.780%(A)	6 Month NIBOR(2)(S)/ 4.870%	6,664	(14,273)	(20,937)
NOK	3,663	09/18/29	3.563%(A)	6 Month NIBOR(2)(S)/ 4.870%	(641)	(2,886)	(2,245)
NOK	1,535	08/10/31	1.460%(A)	6 Month NIBOR(2)(S)/ 4.870%	—	(20,581)	(20,581)
NOK	2,830	03/20/34	3.910%(A)	6 Month NIBOR(2)(S)/ 4.870%	263	3,946	3,683
NOK	1,816	06/19/34	3.688%(A)	6 Month NIBOR(1)(S)/ 4.870%	301	(6)	(307)
NZD	1,180	06/20/29	4.563%(S)	3 Month BBR(2)(Q)/ 5.635%	(8,748)	(10,533)	(1,785)
A68

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
NZD	540	08/10/31	1.876%(S)	3 Month BBR(2)(Q)/ 5.635%	$—	$(50,798)	$(50,798)
NZD	744	12/20/33	4.625%(S)	3 Month BBR(2)(Q)/ 5.635%	(1,046)	3,477	4,523
NZD	2,303	06/19/34	4.410%(S)	3 Month BBR(1)(Q)/ 5.635%	(3,283)	(7,968)	(4,685)
NZD	293	06/20/34	4.656%(S)	3 Month BBR(2)(Q)/ 5.635%	(866)	4,471	5,337
PLN	1,000	11/09/31	2.845%(A)	6 Month WIBOR(2)(S)/ 5.860%	—	(34,455)	(34,455)
SEK	25,334	03/20/29	2.660%(A)	3 Month STIBOR(1)(Q)/ 4.025%	(9,531)	9,139	18,670
SEK	5,568	06/18/29	2.406%(A)	3 Month STIBOR(2)(Q)/ 4.025%	(124)	462	586
SEK	3,682	06/19/29	2.469%(A)	3 Month STIBOR(2)(Q)/ 4.025%	(3,119)	(2,874)	245
SEK	6,000	08/10/31	0.529%(A)	3 Month STIBOR(2)(Q)/ 4.025%	—	(80,309)	(80,309)
SGD	800	07/29/31	1.120%(S)	1 Day SORA(2)(S)/ 3.685%	(2,517)	(74,759)	(72,242)
THB	28,000	08/17/31	1.320%(Q)	1 Day THOR(2)(Q)/ 2.491%	—	(55,071)	(55,071)
TWD	33,100	02/17/28	1.390%(Q)	3 Month TAIBOR(1)(Q)/ 1.620%	—	12,620	12,620
	28,510	07/31/24	5.406%(T)	1 Day SOFR(2)(T)/ 5.340%	—	(8,511)	(8,511)
	44,940	08/14/24	5.298%(T)	1 Day SOFR(2)(T)/ 5.340%	—	(58,148)	(58,148)
	123,675	08/31/24	5.384%(T)	1 Day SOFR(2)(T)/ 5.340%	—	(37,766)	(37,766)
	20,730	10/04/24	5.472%(T)	1 Day SOFR(2)(T)/ 5.340%	—	25,492	25,492
	16,748	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 5.340%	—	(25,465)	(25,465)
	21,412	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 5.340%	—	2,465	2,465
	48,351	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 5.340%	—	(4,310)	(4,310)
	39,800	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 5.340%	—	160,249	160,249
	9,645	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 5.340%	1,784	(36,765)	(38,549)
	3,775	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 5.340%	—	(14,390)	(14,390)
	800	03/20/27	4.250%(A)	1 Day SOFR(2)(A)/ 5.340%	(330)	(521)	(191)
	2,467	08/15/28	1.220%(A)	1 Day SOFR(1)(A)/ 5.340%	—	341,385	341,385
	2,630	09/05/28	4.027%(A)	1 Day SOFR(1)(A)/ 5.340%	—	21,398	21,398
	2,060	09/28/28	4.396%(A)	1 Day SOFR(1)(A)/ 5.340%	—	(20,220)	(20,220)
	2,140	11/07/28	4.223%(A)	1 Day SOFR(1)(A)/ 5.340%	—	(8,031)	(8,031)
	544	06/17/29	3.688%(A)	1 Day SOFR(1)(A)/ 5.340%	(777)	(1,719)	(942)
	729	09/18/29	3.906%(A)	1 Day SOFR(1)(A)/ 5.340%	(90)	(3,097)	(3,007)
	175	09/18/34	3.813%(A)	1 Day SOFR(1)(A)/ 5.340%	473	(888)	(1,361)
	2,825	08/15/39	3.771%(A)	1 Day SOFR(2)(A)/ 5.340%	—	(46,859)	(46,859)
	738	03/16/54	3.340%(A)	1 Day SOFR(2)(A)/ 5.340%	(883)	4,731	5,614
					$65,756	$(4,457,950)	$(4,523,706)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CNH	1,300	07/31/30	2.515%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.020%	$3,994	$—	$3,994	MSI
CNH	6,000	09/01/30	2.360%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.020%	10,526	—	10,526	MSI
CNH	1,200	11/24/30	2.495%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.020%	3,523	—	3,523	MSI
MYR	5,400	08/12/26	2.605%(Q)	3 Month KLIBOR(2)(Q)/ 3.590%	(26,191)	(46)	(26,145)	HSBC
MYR	465	11/23/30	3.880%(Q)	3 Month KLIBOR(2)(Q)/ 3.590%	726	(1)	727	MSI
MYR	1,000	04/07/32	3.870%(Q)	3 Month KLIBOR(2)(Q)/ 3.590%	763	(12)	775	CITI
					$(6,659)	$(59)	$(6,600)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

A69

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Total return swap agreements outstanding at March 31, 2024:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day USOIS -40bps(T)/ 4.930%	GSI	09/20/24	(20,915)	$(77,705)	$—	$(77,705)
U.S. Treasury Bond(T)	1 Day USOIS -22bps(T)/ 5.110%	JPM	06/07/24	4,635	25,479	—	25,479
					$(52,226)	$—	$(52,226)
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A70